        Investing
        for the
        21st
        Century





Semiannual Report February 28, 1997

                                                                    Alabama

                                  EATON VANCE                      Arkansas

                                  MUNICIPALS                        Georgia

                                     TRUST                         Kentucky

                                  TRADITIONAL                      Louisiana

                     Global Management-Global Distribution         Maryland

                                                                   Missouri

                                                                North Carolina

                                                                   Oregon

                                                               South Carolina

                                                                 Tennessee

                                                                 Virginia

EV Traditional Municipals Funds as of February 28, 1997

L E T T E R   T O   S H A R E H O L D E R S

[PHOTO OF THOMAS J. FEDDER, PRESIDENT APPEARS HERE]

The municipal bond market in 1996 was characterized by heightened volatility as investors reacted to a seesaw interest rate environment and a politically-charged debate over the possibility of a flat tax. At the outset of the year, the economy seemed poised for a slowdown, and the Federal Reserve appeared ready to revive growth through interest rate reductions. In January, 1996, the Fed lowered the Federal Funds Rate - the rate banks charge each other for overnight loans and a key short-term interest rate barometer - to 5.25%. However, it soon became apparent that the economy was stronger than anticipated and that inflation, while still at a low level, would bear further watching. Long-term bond yields climbed steadily higher, reaching their peak in mid-June.

Investors were heartened by economic reports in the second half of the year that showed a scenario of slow growth and low inflation. In addition, the federal budget deficit, which had ballooned in the 1980s and had been so long the bane of fixed-income investors, fell to just 1.5% of gross domestic product. Against that favorable backdrop, bond yields finished the year at lower levels than at mid-year.

According to the Public Securities Association, state and local governments sold roughly $183 billion in securities in 1996, and will sell approximately the same volume in 1997. That is sharply lower than the supply levels for 1995 and earlier. With greatly reduced supply and increasing competition for bonds, municipal bonds should retain their value among tax-conscious investors.

We believe an investment in municipal bonds continues to represent good value for several reasons. First, the nation's economy should continue to grow at a fairly modest pace in 1997, which is favorable for bonds in general. Second, due to public demand, it is increasingly likely that Congress and the Clinton Administration will make progress toward a balanced budget. Third, with the equity markets having turned in two consecutive years of performances well above historical averages, investors may look for alternatives within the bond markets. Finally, taxes remain a burden and, for most investors, municipal bonds are the last remaining vehicle for tax relief. For these reasons, we believe that the municipal market will continue to be a favored avenue for tax-conscious investors. Eaton Vance's municipal bond department will continue to seek high, tax-free current income for shareholders.


Tax-exempt bonds yield 81% of Treasury yields

------------------                              --------------------
      5.50%                                             8.59%
------------------                              --------------------
30-year AAA General                  Taxable equivalent yield of investment
Obligation (GO) Bonds*               for couple in 36% tax braket

                           ---------------
30-year Treasury Bond           6.80%
                           ---------------

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yield is a compilation of a representative variety of general obligations and is not necessarily representative of the Funds' yields. Statistics as of February 28, 1997.

Past performance is not indicative of future results.
Source: Bloomburg, L.P.

                                          Sincerely,

                                          /s/ Thomas J. Fetter

                                          Thomas J. Fetter,
                                          President
                                          April 4, 1997

--------------------------------------------------------------------------------
Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

EV Traditional Alabama Municipals Fund as of February 28, 1997
I N V E S T M E N T   U P D A T E

[PHOTO OF TIMOTHY T. BROWSE, PORTFOLIO MANAGER APPEARS HERE]
Timothy T. Browse
Portfolio Manager


The Economy
-----------------------------------------------------------------------------
 .Since the mid-1980's, Alabama's economy has diversified into the service, trade and financial sectors, as its traditional textile and food processing industries have faced increasing competition.

 .In the past year, the state has seen an increase in economic growth and employment. The unemployment rate, which stood at 5.7% in January, 1996, dropped to 4.4% by January, 1997.

 .Aided by state government economic incentives, manufacturers Briggs & Stratton, British Steel, Lockheed Martin, and Mercedes Benz have invested approximately
 $9 billion in Alabama since 1993.

 .Alabama's finances are well managed, with low spending growth and a solid AA-rating from Standard & Poor's on the state's general obligation debt.

Management Update
------------------------------------------------------------------------------
 .The overall bond market was increasingly volatile in 1996, as reports of lower inflation alternated with signs of stronger economic growth.

 .The new issue market in Alabama has provided bonds with good credit quality, attractive yields, and appropriate call protection and structure.

 .During the period, management has sought bonds that perform well in a declining rate environment to balance the Portfolio's existing holdings of higher coupon, defensive issues. This helps maintain the desired "barbell" structure of the Portfolio.

 .We continue to direct efforts towards maintaining an average dollar price below par, improving the Portfolio's call protection, and adding lower-coupon bonds.

The Fund
-----------------------------------------------------------------------------
 .During the six months ended February 28, 1997, the Fund had a total return of 4.9%./1/

 .This return resulted from an increase in net asset value per share to $9.76 on February 28, 1997 from $9.54 on August 31, 1996, and the reinvestment of $0.245 per share in tax-free income dividends./2/

 .Based on the Fund's most recent dividend, and a net asset value of $9.76 per share, the Fund's distribution rate on February 28, 1997 was 5.06%.

 .To equal 5.06% in a taxable investment, a couple in the 39.20% combined federal and state tax bracket would need a yield of 8.32%.


Your Investment at Work
------------------------------------------------------------------------------
 City of Bessemer, Alabama -       [GRAPHIC OF HYDRO WORKER OMITTED]
 Water Revenue Warrants

 .The proceeds from the issue of these warrants are being used, in part, to finance improvements to the city of Bessemer's water distribution system.

 .This system, which serves over 26,000 commercial and residential customers, covers a 51-square mile area, including the communities of Hueytown, Midfield, and Lipscomb.

 .Improvements include a water intake, treatment and supply facility, and a new 20-mile supply line.

 .The bonds are insured by AMBAC Indemnity Corp.
--------------------------------------------------------------------------------
/1/This return does not include the maximum 3.75% initial sales charge.

/2/A portion of the Fund's income could be subject to federal alternative minimum tax.

/3/Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns reflect a maximum 3.75% sales charge. Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/4/Based on market value as of 2/28/97. May not represent the Portfolio's current or future investments.

/5/Private insurance does not remove the interest rate risks that are associated with these investments.

--------------------------------------------------------------------------------
Fund Information
as of February 28, 1997

Performance/3/
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                                   5.5%
Five Years                                                                 N.A.
Life of Fund (12/7/93)                                                     4.2

SEC Average Annual Total Returns (including maximum sales charge)
--------------------------------------------------------------------------------
One Year                                                                   1.5%
Five Years                                                                 N.A.
Life of Fund (12/7/93)                                                     3.0

5 Largest Sectors/4/
--------------------------------------------------------------------------------
By total investments
------------------------------------
Insured water & sewer 20.06% /5/
------------------------------------

Industrial revenues/pollution control 13.3%
------------------------------------
Hospitals 12.8%
------------------------------------

------------------------------------
Industrial utilities  9.9% /5/
------------------------------------

Insured general obligations 8.4%/5/

Portfolio Overview/4/
--------------------------------------------------------------------------------
Number of Issues                                                            66
Average Maturity                                                      22.3 Yrs.
Effective Maturity                                                    12.4 Yrs.
Average Rating                                                              AA-
Average Call                                                           7.1 Yrs.
Average Dollar Price                                                   $102.13

EV Traditional Arkansas Municipals Fund as of February 28, 1997

I N V E S T M E N T   U P D A T E

[PHOTO OF TIMOTHY T. BROWSE, PORTFOLIO MANAGER, APPEARS HERE]

Timothy T. Browse,
Portfolio Manager


The Economy
--------------------------------------------------------------------------------
 . Arkansas' overall economy has slowed somewhat in the past year after several years of growth.

 . Non-manufacturing jobs - including the service and trade sectors - have increased, however. This trend is expected to continue through 1997.

 . The state's finances have been well managed, with increasing reserves, operating surpluses, and low debt levels. Revenues for FY1997 exceeded those for FY1996 by nearly 3% and continue to closely match forecasts.

 . The economic outlook is positive, with an increasing population fueling the housing and construction sectors. Other key sectors, such as food processing and manufacturing, are expected to improve.

Management Update
--------------------------------------------------------------------------------
 . The overall bond market was increasingly volatile in 1996, as reports of lower inflation alternated with signs of stronger economic growth.

 . In Arkansas, management has focused on maintaining an average dollar price below par, improving the Portfolio's call protection, and adding lower-coupon bonds to balance our existing holdings of higher coupon, defensive issues. This also helps maintain the desired "barbell" structure of the Portfolio.

 . One of the strengths of Eaton Vance's municipal bond department is our research staff, which is adept at finding non-rated or lower-rated bonds that can offer significantly higher yield without adding significantly higher risk to the Portfolio.

The Fund
--------------------------------------------------------------------------------
 . During the six months ended February 28, 1997, the Fund had a total return of 4.7%./1/

 . This return resulted from an increase in net asset value per share to $9.71 on February 28, 1997 from $9.52 on August 31, 1996, and the reinvestment of $0.249 per share in tax-free income dividends./2/

 . Based on the Fund's most recent dividend, and a net asset value of $9.71 per share, the Fund's distribution rate on February 28, 1997 was 5.19%.

 . To equal 5.19% in a taxable investment, a couple in the 40.48% combined federal and state tax bracket would need a yield of 8.72%.

Your Investment at Work
--------------------------------------------------------------------------------
                       [GRAPHIC OF FACTORY APPEARS HERE]
 City of Jonesboro, Arkansas - Industrial Development Refunding Revenue Bonds

 . Proceeds of this bond issue will be used to refund a 1982 issue which had financed a rice milling facility for Anheuser-Busch Companies, Inc.

 . The rice milling facility is owned by Busch Agricultural Resources, Inc., a subsidiary of Anheuser Busch, which has operations throughout the United States. The rice milling facility is part of the parent company's beer-related businesses.

 . This bond issue helps spur growth in food processing, one of Arkansas' key industries.
--------------------------------------------------------------------------------

/1/  This return does not include the maximum 3.75% initial sales charge.

/2/ A portion of the Fund's income could be subject to federal alternative minimum tax.

/3/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns reflect a maximum 3.75% sales charge. Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/4/ Based on market value as of 2/28/97. May not represent the Portfolio's current or future investments.

/5/ Private insurance does not remove the interest rate risks that are associated with these investments.
--------------------------------------------------------------------------------

Fund Information
as of February 28, 1997

Performance/3/
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                                    4.5%
Five Years                                                                  N.A.
Life of Fund (2/9/94)                                                       4.0

SEC Average Annual Total Returns (including maximum sales charge)
--------------------------------------------------------------------------------
One Year                                                                    0.6%
Five Years                                                                  N.A.
Life of Fund (2/9/94)                                                       2.7


5 Largest Sectors/4/
--------------------------------------------------------------------------------
By total investments

Industrial revenue/pollution control                                       17.5%
Hospitals                                                                  17.4%
Housing                                                                    10.2%
Utilities                                                                   8.7%
Insured Utilities                                                           8.5%/5/

Portfolio Overview/4/
--------------------------------------------------------------------------------
Number of Issues                                                             57
Average Maturity                                                       20.3 Yrs.
Effective Maturity                                                     12.7 Yrs.
Average Rating                                                               A+
Average Call                                                            8.7 Yrs.
Average Dollar Price                                                    $100.22

EV Traditional Georgia Municipals Fund as of February 28, 1997


INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON, PORTFOLIO MANAGER, APPEARS HERE]

The Economy
--------------------------------------------------------------------------------

 . Georgia has a healthy mix of economic factors, including strong growth, low unemployment, rising personal income, and increasing tax revenues.

 . The state's economic base includes manufacturing, construction, finance, insurance and real estate.

 . The population of Georgia increased by 10.7% between 1990 and 1995, double the rate of the U.S.

 . The state's finances are well managed. Its successful lottery has added significantly to reserves, and debt service for FY1997 has been pre-funded.

Management Discussion
--------------------------------------------------------------------------------

 . The Georgia municipal bond market has been increasingly dominated by insured bonds, resulting in narrowing quality spreads.

 .  Issuance of municipal bonds has been low during the past six months.

 . Management is currently seeking value in attractively priced sectors, such as insured hospitals.

The Fund
--------------------------------------------------------------------------------
 .During the six months ended February 28, 1997, the Fund had a total return of 5.0%./1/

 .This return resulted from an increase in net asset value per share to $9.42 on February 28, 1997 from $9.21 on August 31, 1996, and the reinvestment of $0.243 per share in tax-free income dividends./2/

 .Based on the Fund's most recent dividend, and a net asset value of $9.42 per share, the Fund's distribution rate on February 28, 1997 was 5.21%.

 .To equal 5.21% in a taxable investment, a couple in the 39.84% combined federal and state tax bracket would need a yield of 8.66%.

Your Investment at Work
--------------------------------------------------------------------------------
[GRAPHIC OF MEDICAL SYMBOL APPEARS HERE]

 Hospital Authority of Liberty County, Georgia - Liberty Regional Medical Center

 .Proceeds of this bond issue will be used to help finance the acquisition, construction, and equipping of a replacement hospital for Liberty Regional Medical Center. The new facility will retain the same name.

 .The facility is located in Liberty County, approximately 30 miles south of Savannah, Georgia.

 .Construction commenced in December, 1996, and is scheduled to take 14 to 18 months for completion.

 .The bonds are insured by MBIA Insurance Corp.


--------------------------------------------------------------------------------
/1/  This return does not include the maximum 3.75% initial sales charge.
/2/ A portion of the Fund's income could be subject to federal alternative minimum tax.

/3/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns reflect a maximum 3.75% sales charge. Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/4/ Based on market value as of 2/28/97. May not represent the Portfolio's current or future investments.
/5/ Private insurance does not remove the interest rate risks that are associated with these investments.
--------------------------------------------------------------------------------

Fund Information
as of February 28, 1997

Performance/3/
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                               5.3%
Five Years                                                             N.A.
Life of Fund (12/7/93)                                                 3.1

SEC Average Annual Total Returns (including maximum sales charge)
--------------------------------------------------------------------------------
One Year                                                               1.3%
Five Years                                                             N.A.
Life of Fund (12/7/93)                                                 1.9


5 Largest Sectors/4/
--------------------------------------------------------------------------------
By total investments

Insured Hospitals   18.4%/5/
Utilities           12.9%
Hospitals           12.5%
Housing             11.4%
General Obligation   7.8%

Portfolio Overview/4/
--------------------------------------------------------------------------------
Number of Issues                                                             64
Average Maturity                                                       21.0 Yrs.
Effective Maturity                                                     13.1 Yrs.
Average Rating                                                               Aa-
Average Call                                                            8.8 Yrs.
Average Dollar Price                                                    $102.22

EV Traditional Kentucky Municipals Fund as of February 28, 1997

INVESTMENT UPDATE

[PHOTO OF NICOLE ANDERES, PORTFOLIO MANAGER OMITTED]

The Economy
--------------------------------------------------------------------------------

 .Kentucky is fortunate to have a healthy economy, with strength in manufacturing, construction, service and trade.
 .Manufacturing and other goods-producing industries, which have been growing at twice the rate for the U.S., are expected to contribute almost half of Kentucky's overall growth over the next two years.
 .Service and trade, also growing at healthy rates, are expected to contribute 14.5% and 16.7% of the state's growth during the next two years.
 .Exports have also been a big part of Kentucky's economic success. Between 1989 and 1994, the rate of export growth was double the rate of the state's overall economic growth.

Management Update
--------------------------------------------------------------------------------
 .The Kentucky Municipals Portfolio came under new management in November, 1996. Since then, hedging has been reduced, and overall yields have been boosted without a significant increase in risk.
 .Specifically, bonds with poor structure and call features have been swapped for bonds with either price appreciation potential or higher yields.
 .As opportunities arise, management will continue to take steps to increase call protection, while improving the Portfolio's structure by adding premium and discount bonds and reducing current coupon bonds.


The Fund
--------------------------------------------------------------------------------
 .During the six months ended February 28, 1997, the Fund had a total return of 5.2%./1/

 .This return resulted from an increase in net asset value per share to $9.52 on February 28, 1997 from $9.29 on August 31, 1996, and the reinvestment of $0.248 per share in tax-free income dividends./2/

 .Based on the Fund's most recent dividend, and a net asset value of $9.52 per share, the Fund's distribution rate on February 28, 1997 was 5.27%.

 .To equal 5.27% in a taxable investment, a couple in the 43.48% combined federal and state tax bracket would need a yield of 9.32%.


Your Investment at Work
--------------------------------------------------------------------------------
 County of Kenton, Kentucky
 Industrial Revenue Refunding Bonds -
 Highland Terrace Project

 .This bond issue will serve as an FHA mortgage note for the Highland Terrace Project, a 137-unit apartment complex located in Covington, Kentucky. These apartments provide low-income housing for needy Kentucky residents.

 .The federal agency of Housing and Urban Development (HUD) is responsible for the regulation, supervision and inspection of the project.

 .The bonds are FHA-insured, and provide added yield to the Portfolio without significantly higher risk.

--------------------------------------------------------------------------------
/1/  This return does not include the maximum 3.75% initial sales charge.
/2/ A portion of the Fund's income could be subject to federal alternative minimum tax.
/3/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns reflect a maximum 3.75% sales charge. Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
/4/ Based on market value as of 2/28/97. May not represent the Portfolio's current or future investments.
/5/ Private insurance does not remove the interest rate risks that are associated with these investments.
--------------------------------------------------------------------------------

Fund Information
as of February 28, 1997

Performance/3/
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                                    5.4%
Five Years                                                                  N.A.
Life of Fund (12/7/93)                                                      3.6

SEC Average Annual Total Returns (including maximum sales charge)
--------------------------------------------------------------------------------
One Year                                                                    1.4%
Five Years                                                                  N.A.
Life of Fund (12/7/93)                                                      2.3


5 Largest Sectors/4/
--------------------------------------------------------------------------------
By total investments

Individual revenue/pollution control 21%

Lease revenue 19.0%                           [BAR GRAPH APPEARS HERE]

Insured Hospitals 10.3%/5/

Transportation 6.9%

Insured water & sewer 6.1%/5/


Portfolio Overview/4/
--------------------------------------------------------------------------------
Number of Issues                                                             81
Average Maturity                                                       21.6 Yrs.
Effective Maturity                                                     10.4 Yrs.
Average Rating                                                               A+
Average Call                                                            7.0 Yrs.
Average Dollar Price                                                    $102.19

EV Traditional Louisiana Municipals Fund as of February 28, 1997


INVESTMENT UPDATE
[PHOTO OF ROBERT B. MACINTOSH, PORTFOLIO MANAGER OMITTED]
The Economy

 .Louisiana's economy has expanded at a healthy rate since the recession of 1990-91, aided in part by the chemical industry, where heavy capital investment also spurred growth in the construction industry.

 .The oil and gas industries, significant contributors to the economy, have recovered from difficult years. Related products and services have been buoyed by this recovery.

 .The gaming industry has grown rapidly in Louisiana. From 1993 to 1996, the state added 17,600 new jobs in river boat gambling alone.

 .Louisiana is hindered financially by the lack of a stable tax base, relying instead on cyclical taxes. Nevertheless, the state government is working on a more permanent tax structure. In the meantime, Louisiana has produced budget surpluses for the past several years.

Management Update
--------------------------------------------------------------------------------
 .This Fund owns several industrial development bonds (IDBs), due to the significant presence of heavy industry in Louisiana. Examples include International Paper, Mobil Oil, and Gulf States Utilities.

 .Issuance of municipal bonds has been low during the past six months, so new issues have been added on a selective basis only.

 .The Fund holds a small percentage of bonds from Puerto Rico and Guam because management has found higher-yielding Louisiana bonds of similar credit quality.


The Fund
--------------------------------------------------------------------------------
 .During the six months ended February 28, 1997, the Fund had a total return of 5.2%./1/

 .This return resulted from an increase in net asset value per share to $9.64 on February 28, 1997 from $9.42 on August 31, 1996, and the reinvestment of $0.264 per share in tax-free income dividends./2/

 .Based on the Fund's most recent dividend, and a net asset value of $9.64 per share, the Fund's distribution rate on February 28, 1997 was 5.54%.

 .To equal 5.54% in a taxable investment, a couple in the 39.84% combined federal and state tax bracket would need a yield of 9.21%.


Your Investment at Work
--------------------------------------------------------------------------------
 [GRAPHIC OF FACTORY APPEARS HERE]
 Parish of DeSoto, Louisiana,
 Environmental Improvement Revenue Bonds -
 International Paper Company

 .This bond issue financed a complex of solid waste disposal and sewage facilities, located at International Paper Company's Mansfield Mill site.

 .The project included landfill improvements and additional sewage facilities for the Mansfield Mill.

 .The bonds, issued by the Parish of DeSoto, Louisiana, not only helped provide new jobs to the state, but also served an important environmental need.
--------------------------------------------------------------------------------
/1/  This return does not include the maximum 3.75% initial sales charge.
/2/ A portion of the Fund's income could be subject to federal alternative minimum tax.
/3/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns reflect a maximum 3.75% sales charge. Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
/4/ Based on market value as of 2/28/97. May not represent the Portfolio's current or future investments.
/5/ Private insurance does not remove the interest rate risks that are associated with these investments.
--------------------------------------------------------------------------------

Fund Information
as of February 28, 1997

Performance/3/
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                                    6.4%
Five Years                                                                  N.A.
Life of Fund (2/14/94)                                                      4.1

SEC Average Annual Total Returns (including maximum sales charge)
--------------------------------------------------------------------------------
One Year                                                                    2.5%
Five Years                                                                  N.A.
Life of Fund (2/14/94)                                                      2.8


5 Largest Sectors/4/
--------------------------------------------------------------------------------
By total investments

[BAR GRAPH APPEARS HERE]

Housing                                                                    31.1%
Life Care                                                                  16.1%
Industrial revenue/pollution control                                       11.5%
Insured special tax revenue                                                 9.1%/5/
Hospitals                                                                   5.9%

Portfolio Overview/4/
--------------------------------------------------------------------------------
Number of Issues                                                             45
Average Maturity                                                       26.6 Yrs.
Effective Maturity                                                     13.6 Yrs.
Average Rating                                                               AA-
Average Call                                                           10.9 Yrs.
Average Dollar Price                                                    $101.61

EV Traditional Maryland Municipals Fund as of February 28, 1997

INVESTMENT UPDATE

[PHOTO OMITTED OF TIMOTHY T. BROWSE, PORTFOLIO MANAGER]

The Economy
--------------------------------------------------------------------------------
 . Maryland's economy is healthy and well diversified, with low unemployment, high personal income and wealth levels, and sound state finances.

 . Since the recession of 1990-1992, Maryland's economy has been somewhat slow to recover. Employment is forecast to grow at a 1.4% annual rate in 1997 and 1998, versus an average of 2.5% prior to the recession. Government employment has also slowed due to budget cutbacks.

 . The state has managed the slowdown well, curbing government spending and attracting business in the service and trade sectors. Wholesale and retail trade grew at over 3% annually in 1995-1996.

 . As an added economic incentive, Maryland has proposed a personal tax cut, designed to return $485 million to taxpayers and create new jobs.

Management Update
--------------------------------------------------------------------------------
 . The overall bond market was increasingly volatile in 1996, as reports of lower inflation alternated with signs of stronger economic growth.

 . An attractive new issue market in Maryland has allowed us to lighten up in the hospital sector. We have also added to the university and water and sewer sectors.

 . Management has sought bonds that perform well in a declining rate environment to balance the Portfolio's existing holdings of higher coupon, defensive issues. This helps maintain the desired "barbell" structure of the Portfolio.

 . We continue to direct efforts towards maintaining an average dollar price below par, improving the Portfolio's call protection, and adding lower-coupon bonds.


The Fund
--------------------------------------------------------------------------------
 . During the six months ended February 28, 1997, the Fund had a total return of 4.9%./1/

 . This return resulted from an increase in net asset value per share to $9.64 on February 28, 1997 from $9.43 on August 31, 1996, and the reinvestment of $0.246 per share in tax-free income dividends./2/

 . Based on the Fund's most recent dividend, and a net asset value of $9.64 per share, the Fund's distribution rate on February 28, 1997 was 5.17%.

 . To equal 5.17% in a taxable investment, a couple in the 41.12% combined federal and state tax bracket would need a yield of 8.78%.


Your Investment at Work
--------------------------------------------------------------------------------
[GRAPHIC OF MEDICAL SYMBOL OMITTED]

   Maryland Health and Higher Education Facilities Authority Revenue Bonds - Johns Hopkins Hospital

 . The proceeds from this bond issue will be used to finance the construction and equipping of the Alpha Commons Building, a new administrative office complex, at Hopkins Hospital's Bayview Campus.

 . The new facility will consolidate vital functions once spread throughout the city of Baltimore.

 . The proceeds will also be used to help renovate the Mason Lord Building, which houses several clinics and treatment programs at the Hopkins Bayview Campus.

 .  The bonds are insured by AMBAC Indemnity Corp.

--------------------------------------------------------------------------------
/1/  This return does not include the maximum 3.75% initial sales charge.

/2/ A portion of the Fund's income could be subject to federal alternative minimum tax.

/3/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns reflect a maximum 3.75% sales charge. Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/4/ Based on market value as of 2/28/97. May not represent the Portfolio's current or future investments.

/5/ Private insurance does not remove the interest rate risks that are associated with these investments.

--------------------------------------------------------------------------------
Fund Information
as of February 28, 1997

Performance/3/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                             4.9%
Five Years                           N.A.
Life of Fund (12/10/93)              3.9

SEC Average Annual Total Returns (including maximum sales charge)
--------------------------------------------------------------------------------
One Year                             1.0%
Five Years                           N.A.
Life of Fund (12/10/93)              2.6


5 Largest Sectors/4/
--------------------------------------------------------------------------------
By total investments

Hospitals 17.9%

Industrial Revenue/pollution Control 11.7%

Insured water & sewer 8.6%/5/

Insured hospitals 8.2%/5/

Housing 7.8%

Portfolio Overview/4/
--------------------------------------------------------------------------------

Number of Issues                      64

Average Maturity                23.2Yrs.

Effective Maturity             15.4 Yrs.

Average Rating                       AA-

Average Call                    8.1 Yrs.

Average Dollar Price            $101.60

EV Traditional Missouri Municipals Fund as of February 28, 1997

INVESTMENT UPDATE

[PHOTO OMMITTED CYNTHIA J. CLEMSON, PORTFOLIO MANAGER]

The Economy
--------------------------------------------------------------------------------
 . Missouri is fortunate to have a well-diversified economy, with strong manufacturing, trade, service and agriculture sectors. Railroads, trucking, and air transport are also significant economic contributors.

 . The auto sector, which includes Ford and Chrysler, has made a strong contribution to the economy, while defense, which has downsized in recent years, is stable.

 . Missouri benefits from sound financial management. During the recession of 1990-92, the state incurred operating deficits. However, careful financial control has led to surpluses in every year since 1993. State debt as a percentage of personal income is 1.3%, versus the national median of 2.1%.

Management Update
--------------------------------------------------------------------------------
 . Our strategy continues to emphasize relative value, trading into sectors which are relatively cheap.

 . Bond structure remains a primary focus, and we continue to work on improving call protection and Portfolio diversity.

 . Insured bonds have begun to dominate the overall market in recent years, significantly narrowing quality spreads. This has been especially true in Missouri, where new issuance is typically thin.

 . To counter the narrowing of spreads, we have sought opportunities in lower- or non-rated health care and hospital bonds. Careful analysis has shown that these credits can add yield without significantly adding to risk.



The Fund
--------------------------------------------------------------------------------
 . During the six months ended February 28, 1997, the Fund had a total return of 5.3%./1/

 . This return resulted from an increase in net asset value per share to $9.74 on February 28, 1997 from $9.49 on August 31, 1996, and the reinvestment of $0.246 per share in tax-free income dividends./2/

 . Based on the Fund's most recent dividend, and a net asset value of $9.74 per share, the Fund's distribution rate on February 28, 1997 was 5.10%.

 . To equal 5.10% in a taxable investment, a couple in the 39.84% combined federal and state tax bracket would need a yield of 8.48%.

[GRAPHIC OF MEDICAL SYMBOL OMITTED]


Your Investment at Work
--------------------------------------------------------------------------------
   Missouri Health and Educational
   Facilities Authority - Lake of the Ozarks General Hospital, Series 1996

 . This bond issue will help finance the costs of several capital projects for Lake of the Ozarks General Hospital, a medical and surgical facility serving residents in the central area of Missouri.

 . The capital projects include renovating the hospital's interior, including the outpatient and admissions area, constructing a new 5,900-square foot addition, and purchasing several new pieces of equipment.

 .  The hospital, which currently has 99 beds and seven other medical clinics, was founded in 1973.
--------------------------------------------------------------------------------

/1/  This return does not include the maximum 3.75% initial sales charge.

/2/ Aportion of the Fund's income could be subject to federal alternative minimum tax.

/3/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns reflect a maximum 3.75% sales charge. Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/4/ Based on market value as of 2/28/97. May not represent the Portfolio's current or future investments.

/5/ Private insurance does not remove the interest rate risks that are associated with these investments.
--------------------------------------------------------------------------------

Fund Information
as of February 28, 1997



Performance/3/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                             5.2%
Five Years                           N.A.
Life of Fund (12/7/93)               4.2

SEC Average Annual Total Returns (including maximum sales charge)
--------------------------------------------------------------------------------
One Year                             1.2%
Five Years                           N.A.
Life of Fund (12/7/93)               3.0


5 Largest Sectors/4/
--------------------------------------------------------------------------------
By total investments

Insured hospitals 14.9%/5/

Industrial revenue/pollution control 13.8%

Hospitals 12.0%

Lease/certificates of participation 9.5%

Insured utilities 8.0%/5/

Portfolio Overview/4/
--------------------------------------------------------------------------------
Number of Issues                      57

Average Maturity                22.0 Yrs.

Effective Maturity              14.6 Yrs.

Average Rating                        A+

Average Call                     8.9 Yrs.

Average Dollar Price              $98.76

EV Traditional North Carolina Municipals Fund as of February 28, 1997 INVESTMENT UPDATE

[PHOTO OMITTED ROBERT B. MACINTOSH, PORTFOLIO MANAGER]

The Economy
--------------------------------------------------------------------------------

 . Since the recession of 1990-91, North Carolina's economy has diversified away from its traditional manufacturing base into the trade, financial services, and construction sectors.

 . Manufacturing, however, remains the largest sector of the economy, contributing approximately 31% of growth in 1996.

 . With a well-diversified economy, North Carolina has had average job growth of 3% since 1992.

 .  The state's finances are very well managed. In 1996, tax revenues increased
   7.3% over 1995, and the state's General Fund balance increased from $1.57 billion to $1.88 billion.

Management Update
--------------------------------------------------------------------------------

 . The strong economy in North Carolina has resulted in greater issuance of good credits.

 . A combination of healthy conditions, including attractive land values, low labor costs, and low taxes has helped increase the number of industrial development bonds in the state. Issuers include Champion Intl., Weyerhauser, Cambell Soup, and American Airlines.

 . Availability of university issuers have also increased, including the University of North Carolina and Duke University.

 . This Fund holds few certificates of participation because they tend to have higher credit risk without sufficiently higher yield.



The Fund
--------------------------------------------------------------------------------

 . During the six months ended February 28, 1997, the Fund had a total return of 4.7%./1/

 . This return resulted from an increase in net asset value per share to $9.45 on February 28, 1997 from $9.27 on August 31, 1996, and the reinvestment of $0.248 per share in tax-free income dividends./2/

 . Based on the Fund's most recent dividend, and a net asset value of $9.45 per share, the Fund's distribution rate on February 28, 1997 was 5.31%.

 . To equal 5.31% in a taxable investment, a couple in the 40.96% combined federal and state tax bracket would need a yield of 8.99%.


                         [GRAPHIC OF FACTORY OMMITTED]


Your Investment at Work
--------------------------------------------------------------------------------

   Robeson County Industrial Facilities and Pollution Control Financing Authority - Campbell Soup Company

 . Proceeds of this bond issue will be used to refinance a previous issue. That issue funded the acquisition and installation of pollution control equipment for Campbell Soup Company's manufacturing plant in Robeson County, NC.

 . The pollution control equipment financed by these bonds not only fills a vital environmental need for the citizens of Robeson County, but also helps a company which is providing many jobs in the area.

--------------------------------------------------------------------------------
/1/  This return does not include the maximum 3.75% initial sales charge.

/2/ A portion of the Fund's income could be subject to federal alternative minimum tax.

/3/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns reflect a maximum 3.75% sales charge. Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/4/ Based on market value as of 2/28/97. May not represent the Portfolio's current or future investments.

/5/ Private insurance does not remove the interest rate risks that are associated with these investments.

--------------------------------------------------------------------------------
Fund Information
as of February 28, 1997


Performance/3/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                             4.6%
Five Years                           N.A.
Life of Fund (12/7/93)               3.3

SEC Average Annual Total Returns (including maximum sales charge)
--------------------------------------------------------------------------------
One Year                             0.7%
Five Years                           N.A.
Life of Fund (12/7/93)               2.1


5 Largest Sectors/4/
--------------------------------------------------------------------------------
By total investments

Hosptials 19.9%

Industrial revenue/pollution
control 14.5%

Housing 12.5%

Utilities 8.5%

Insured hospitals 7.9%/5/

Portfolio Overview/4/
--------------------------------------------------------------------------------

Number of Issues                     79
Average Maturity              22.2 Yrs.
Effective Maturity            14.1 Yrs.
Average Rating                      AA-
Average Call                   8.5 Yrs.
Average Dollar Price            $100.03

EV Traditional Oregon Municipals Fund as of February 28, 1997
INVESTMENT UPDATE


The Economy
--------------------------------------------------------------------------------

[PHOTO OMITTED THOMAS M. METZOLD, PORTFOLIO MANAGER]

 . Oregon has experienced significant economic growth over the past several years, as its economic base has become less dependent on the timber industry.

 . The high-technology industry - specifically, semiconductor manufacturing - has grown rapidly in Oregon due, in part, to immigration from California. This population growth has also contributed to robust growth in housing construction.

 . Although Oregon is a significant issuer of general obligation (G.O.) debt, direct G.O. debt has decreased every year since 1990.

 . In November, 1996, Measure 47 - a tax limitation statute which will reduce property taxes in 1997-1998 and limit growth in this tax to 3% after 1998 - was approved by voters. Local governments will be affected, but the state's strong fiscal condition gives it flexibility to mitigate the measure's impact.

Management Update
--------------------------------------------------------------------------------

 . Issuance in the Oregon municipal market has begun to level off after several years of significant increases. Bond issuance in the state may be reduced by the passage of Measure 47.

 . Demand for Oregon municipal bonds, which has waned in recent years, has begun to pick up.

 . Combined with moderate issuance, the increase in demand bodes well for the Oregon municipal bond market.


The Fund
--------------------------------------------------------------------------------
 . During the six months ended February 28, 1997, the Fund had a total return of 3.9%./1/

 . This return resulted from an increase in net asset value per share to $9.49 on February 28, 1997 from $9.37 on August 31, 1996, and the reinvestment of $0.242 per share in tax-free income dividends./2/

 . Based on the Fund's most recent dividend, and a net asset value of $9.49 per share, the Fund's distribution rate on February 28, 1997 was 5.14%.

 . To equal 5.14% in a taxable investment, a couple in the 41.76% combined federal and state tax bracket would need a yield of 8.83%.

[GRAPHIC OF BRICK WALL CONSTRUCTION OMITTED]

Your Investment at Work
--------------------------------------------------------------------------------
   City of Portland, Oregon, Urban Renewal and Redevelopment Refunding Bonds

 .  This bond issue helped fund urban renewal projects for the Portland
   Development Commission. Projects such as this stimulated private sector investment and job creation.

 . These bonds helped finance the Downtown Waterfront Urban Renewal Project, which was originated in 1974. It consisted of 270 acres on the west bank of the Willamette River and 130 blocks of the downtown central business district.

--------------------------------------------------------------------------------
/1/  This return does not include the maximum 3.75% initial sales charge.

/2/ A portion of the Fund's income could be subject to federal alternative minimum tax.

/3/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns reflect a maximum 3.75% sales charge. Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/4/ Based on market value as of 2/28/97. May not represent the Portfolio's current or future investments.

/5/ Private insurance does not remove the interest rate risks that are associated with these investments.

--------------------------------------------------------------------------------
Fund Information
as of February 28, 1997


Performance/3/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                             3.6%
Five Years                           N.A.
Life of Fund (12/28/93)              3.3

SEC Average Annual Total Returns (including maximum sales charge)
--------------------------------------------------------------------------------
One Year                            -0.3%
Five Years                           N.A.
Life of Fund (12/28/93)              2.0


5 Largest Sectors/4/
--------------------------------------------------------------------------------
By total investments

Housing 20.7%

General obligations 12.3%

Industrial revenue/pollution control 8.5%

Special tax 7.5%

Utilities 6.9%

Portfolio Overview/4/
--------------------------------------------------------------------------------

Number of Issues                      74
Average Maturity               22.1 Yrs.
Effective Maturity             12.2 Yrs.
Average Rating                       AA-
Average Call                    7.0 Yrs.
Average Dollar Price             $100.82

EV Traditional South Carolina Municipals Fund as of February 28, 1997 INVESTMENT UPDATE

              [PHOTO OMITTED THOMAS J. FETTER, PORTFOLIO MANAGER]


The Economy
--------------------------------------------------------------------------------

 . South Carolina's economy has benefited from positive trends in personal income and population growth over the past several years.

 . Per capita income growth exceeded the national average in 1995, growing at 5.9%. Employment in 1995 grew by 1.8%, slightly less than the national average.

 . Manufacturing is a prominent part of the economy. New investment from Mikasa, Nucor Steel, Amoco Chemical, Michelin Tire, and BMW should help keep this sector strong for many years.

 . The state's finances have been well managed, the result of conservative forecasting, a strong economy, and restraints on spending. In addition, the state provided property tax relief of $208 million in FY 1996, and expects to provide $214 million in FY 1997 and $294 in FY 1998.

Management Update
--------------------------------------------------------------------------------

 . Issuance of municipal bonds with appropriate credit ratings has been relatively light during the past six months. As a result, we have sought out more insured bonds for the Portfolio.

 . The supply of general obligation (G.O.) bonds should increase in the areas of higher education and public safety. The Governor has proposed a bond bill which would allocate debt issues within these needy areas.

 . Management continues to seek bonds which will strengthen the Portfolio's structure by increasing call protection, provide upside potential, and boost yield.



The Fund
--------------------------------------------------------------------------------

 . During the six months ended February 28, 1997, the Fund had a total return of 5.2%./1/

 . This return resulted from an increase in net asset value per share to $9.67 on February 28, 1997 from $9.43 on August 31, 1996, and the reinvestment of $0.244 per share in tax-free income dividends./2/

 . Based on the Fund's most recent dividend, and a net asset value of $9.67 per share, the Fund's distribution rate on February 28, 1997 was 5.10%.

 . To equal 5.10% in a taxable investment, a couple in the 40.48% combined federal and state tax bracket would need a yield of 8.57%.


Your Investment at Work
--------------------------------------------------------------------------------

   South Carolina Public Service Authority Revenue Bonds

 .  This bond issue will help finance improvements to this vital power supplier.
   Improvements include the construction of a new power unit in Cross, SC; the construction of new transmission facilities for this facility; the acquisition of new coal rail cars; and the purchase of an initial coal-fuel stockpile for the facility.

 .  The Authority's overall service area encompasses more than 75% of South
   Carolina and includes over 1 million customers. Coal-fired plants account for 80% of the state's electric requirements.

[GRAPHIC OF POWER LINES OMITTED]
--------------------------------------------------------------------------------

/1/  This return does not include the maximum 3.75% initial sales charge.

/2/ A portion of the Fund's income could be subject to federal alternative minimum tax.

/3/  Returns are calculated by determining the percentage change in net asset
     (NAV) with all distributions reinvested. SEC average annual returns reflect a maximum 3.75% sales charge. Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/4/ Based on market value as of 2/28/97. May not represent the Portfolio's current or future investments.

/5/ Private insurance does not remove the interest rate risks that are associated with these investments.

--------------------------------------------------------------------------------
Fund Information
as of February 28, 1997


Performance/3/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
One Year                             5.4%
Five Years                           N.A.
Life of Fund (2/14/94)               3.8

SEC Average Annual Total Returns (including maximum sales charge)
--------------------------------------------------------------------------------
One Year                             1.4%
Five Years                           N.A.
Life of Fund (2/14/94)               2.5

5 Largest Sectors/4/
--------------------------------------------------------------------------------
By total investments

Industrial revenue/pollution control 30.5%

Housing 14.0%

Utilities 10.5%

Insured utilities 10.0%/5/

Insured lease revenue 6.5%/5/

Portfolio Overview/4/
--------------------------------------------------------------------------------

Number of Issues                      46
Average Maturity               21.8 Yrs.
Effective Maturity             11.8 Yrs.
Average Rating                        A+
Average Call                    7.4 Yrs.
Average Dollar Price             $101.82

EV Traditional Tennessee Municipals Fund as of February 28, 1997
INVESTMENT UPDATE


The Economy
--------------------------------------------------------------------------------

 . The economy in Tennessee thrives on manufacturing, due to generous tax incentives provided by the state government and low-cost power provided by the Tennessee Valley Authority.

 . Investment in manufacturing totalled $2.1 billion for the first 3 quarters of 1996, a 45% increase over the previous year. Over 150 manufacturing facilities were expanded or added during this period.

 . Tennessee has carefully managed its finances, resulting in a balanced budget and a sizable "Rainy Day Fund." This reserve has been maintained at roughly 4% of general revenues over the past few years.

 . The overall debt level in Tennessee remains well below that of most other states, allowing the state to finance a significant number of capital projects with current funds and achieve high bond ratings.

Management Update
--------------------------------------------------------------------------------

 . Issuance of municipal bonds in Tennessee has remained light during the past six months, contributing to a narrowing of credit spreads.

 . We have continued to pursue a "relative value" approach, seeking value in sectors that are comparatively inexpensive. We continue to emphasize bond structure and improve call protection.

 . To add further value, we have sought higher-yielding opportunities, including lower-or non-rated bonds. These issues, which require significant research and analysis, can provide attractive yields to the Fund.


The Fund
--------------------------------------------------------------------------------

 . During the six months ended February 28, 1997, the Fund had a total return of 5.1%./1/

 . This return resulted from an increase in net asset value per share to $9.57 on February 28, 1997 from $9.35 on August 31, 1996, and the reinvestment of $0.251 per share in tax-free income dividends./2/

 . Based on the Fund's most recent dividend, and a net asset value of $9.57 per share, the Fund's distribution rate on February 28, 1997 was 5.31%.

 . To equal 5.31% in a taxable investment, a couple in the 39.84% combined federal and state tax bracket would need a yield of 8.83%.


            [PHOTO OMMITTED CYNTHIA J. CLEMSON, PORTFOLIO MANAGER]


Your Investment at Work
--------------------------------------------------------------------------------

   Health and Educational Facilities Board of Nashville and Davidson County - Meharry Medical College

 . This bond issue will finance improvements for the George W. Hubbard Hospital and related facilities at the Meharry Medical College.

 . Meharry Medical College is a large private medical college with 848 full-time students, 170 full-time medical professors, and 42 full-time dental professors.

 . The bonds are insured by AMBAC Indemnity Corp., and are rated "AAA" by Standard & Poor's and "Aaa" by Moody's Investors Service.

[GRAPHIC OF MEDICAL SYMBOL OMITTED]
--------------------------------------------------------------------------------
/1/  This return does not include the maximum 3.75% initial sales charge.

/2/ A portion of the Fund's income could be subject to federal alternative minimum tax.

/3/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns reflect a maximum 3.75% sales charge. Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/4/ Based on market value as of 2/28/97. May not represent the Portfolio's current or future investments.

/5/ Private insurance does not remove the interest rate risks that are associated with these investments.

--------------------------------------------------------------------------------
Fund Information
as of February 28, 1997
--------------------------------------------------------------------------------

Performance/3/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                             5.3%
Five Years                           N.A.
Life of Fund (12/9/93)               3.7

SEC Average Annual Total Returns (including maximum sales charge)
--------------------------------------------------------------------------------
One Year                             1.4%
Five Years                           N.A.
Life of Fund (12/9/93)               2.5


5 Largest Sectors/4/
--------------------------------------------------------------------------------
By total investments

Industrial revenues/pollution control 25.8%
Housing 15.0%
Insured education 8.6%/5/
Insured utilities 7.7%/5/
Insured hospitals 7.6%/5/

Portfolio Overview/4/
--------------------------------------------------------------------------------

Number of Issues                      53
Average Maturity               22.5 Yrs.
Effective Maturity             14.0 Yrs.
Average Rating                       Aa-
Average Call                    8.8 Yrs.
Average Dollar Price             $102.28

EV Traditional Virginia Municipals Funds as of February 28, 1997

INVESTMENT UPDATE

[PHOTO OMITTED TIMOTHY T. BROWSE, PORTFOLIO MANAGER]

The Economy
--------------------------------------------------------------------------------

 . Virginia's economy benefits from a rising population, a well-educated workforce, a diverse base of industry sectors, and sound financial management.

 . Employment has risen in the last two years and is expected to grow at a 1.5% annual rate through the end of the decade.

 . Virginia's government has succeeded in attracting over $10 billion in corporate investment in the last two and a half years. Motorola, for example, has invested $1 billion in a new semiconductor plant which could employ up to 5,000 workers by 1998.

 . Careful financial management since the recession of 1990-91 has resulted in cash surpluses every year since 1994 and growing reserves in the Revenue Stabilization Fund.

Management Update
--------------------------------------------------------------------------------

 . In Virginia, we have focused on keeping higher coupon bonds and swapping bonds with current coupons or poor call features for those with better call protection and total return potential.

 . Other swapping opportunities involved trading bonds with "AA" ratings for insured bonds which add more liquidity to the Portfolio.

 . Through careful research and analysis, management has sought lower-rated or non-rated bonds which offer higher yield without significantly adding to risk.



The Fund
--------------------------------------------------------------------------------

 . During the six months ended February 28, 1997, the Fund had a total return of 4.5%./1/

 . This return resulted from an increase in net asset value per share to $9.47 on February 28, 1997 from $9.31 on August 31, 1996, and the reinvestment of $0.252 per share in tax-free income dividends./2/

 . Based on the Fund's most recent dividend, and a net asset value of $9.47 per share, the Fund's distribution rate on February 28, 1997 was 5.39%.

 . To equal 5.39% in a taxable investment, a couple in the 39.68% combined federal and state tax bracket would need a yield of 8.94%.


[GRAPHIC OF FACTORY OMITTED]

Your Investment at Work
--------------------------------------------------------------------------------

   Industrial Development Authority, County of Isle of Wight - Union Camp Corp.

 . This bond issue is helping to finance the acquisition, construction and installation of new solid waste disposal facilities at the Union Camp Corporation's Isle of Wight facilities.

 . Union Camp Corporation's principal businesses include manufacturing paper, paperboard, packaging products, wood products, and wood- and non-wood based chemicals.

--------------------------------------------------------------------------------
/1/  This return does not include the maximum 3.75% initial sales charge.

/2/ A portion of the Fund's income could be subject to federal alternative minimum tax.

/3/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns reflect a maximum 3.75% sales charge. Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/4/ Based on market value as of 2/28/97. May not represent the Portfolio's current or future investments.

/5/ Private insurance does not remove the interest rate risks that are associated with these investments.


Fund Information
as of February 28, 1997
--------------------------------------------------------------------------------


Performance/3/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                             4.4%
Five Years                           N.A.
Life of Fund (12/17/93)              3.5

SEC Average Annual Total Returns (including maximum sales charge)
--------------------------------------------------------------------------------
One Year                             0.6%
Five Years                           N.A.
Life of Fund (12/17/93)              2.3


5 Largest Sectors/4/
--------------------------------------------------------------------------------
By total investments

Hospitals 17.5%

Industrial revenue/developement 12.3%

Insured hospitals 12.3%/5/

Housing 10.8%

Lease/certificates of
participation 7.8%

Portfolio Overview/4/
--------------------------------------------------------------------------------

Number of Issues                      87
Average Maturity               21.8 Yrs.
Effective Maturity             14.5 Yrs.
Average Rating                       AA-
Average Call                    8.3 Yrs.
Average Dollar Price             $100.26

EV Traditional Municipals Funds as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of February 28, 1997


                                                    Traditional           Traditional            Traditional          Traditional
                                                      Alabama               Arkansas               Georgia              Kentucky
                                                        Fund                 Fund                    Fund                 Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio -
   Identified cost                                     $ 5,532,476          $   908,444          $ 1,759,068          $ 1,057,937
   Unrealized appreciation                                 274,293               19,310               22,546              (24,217)
------------------------------------------------------------------------------------------------------------------------------------
Total investment, at value (Note 1A)                   $ 5,806,769          $   927,754          $ 1,781,614          $ 1,033,720
------------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                        $         -          $    21,501          $         -          $         -
Receivable from the Administrator (Note 4)                   5,657                7,814                9,358               10,314
Deferred organization expenses (Note 1D)                     4,802                3,731                4,344                4,445
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                           $ 5,817,228          $   960,800          $ 1,795,316          $ 1,048,479
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                  $    19,634          $     1,501          $     4,281          $     1,249
Payable to affiliate for Trustees' fees (Note 4)                30                    -                    -                    -
Accrued expenses                                             4,020                1,643                2,515                1,932
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      $    23,684          $     3,144          $     6,796          $     3,181
------------------------------------------------------------------------------------------------------------------------------------
Net Assets for shares of beneficial
   interest outstanding                                $ 5,793,544          $   957,656          $ 1,788,520          $ 1,045,298
------------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                        $ 5,974,795          $   963,466          $ 2,007,391          $ 1,236,686
Accumulated net realized loss on investment
   transactions and financial futures
   contracts (computed on basis of
   identified cost)                                       (479,752)             (26,584)            (247,437)            (167,218)
Accumulated undistributed net investment
   income                                                   24,208                1,464                6,020                   47
Net unrealized appreciation (depreciation)
   of investments and financial futures
   contracts (computed on basis of
   identified cost)                                        274,293               19,310               22,546              (24,217)
------------------------------------------------------------------------------------------------------------------------------------
Total                                                  $ 5,793,544          $   957,656          $ 1,788,520          $ 1,045,298
------------------------------------------------------------------------------------------------------------------------------------

Shares of Beneficial Interest Outstanding
------------------------------------------------------------------------------------------------------------------------------------
                                                           593,705               98,676              189,948              109,763
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value and Redemption Price Per Share
------------------------------------------------------------------------------------------------------------------------------------
(net assets / shares of beneficial interest
   outstanding)                                        $      9.76          $      9.71          $      9.42          $      9.52
------------------------------------------------------------------------------------------------------------------------------------

Computation of Offering Price
------------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100 / 96.25)                 $     10.14          $     10.09          $      9.79          $      9.89
------------------------------------------------------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price is reduced.

                       See notes to financial statements

EV Traditional Municipals Funds  as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D
Statements of Assets and Liabilities

As of February 28, 1997

                                                       Traditional        Traditional          Traditional           Traditional
                                                     Louisiana Fund      Maryland Fund        Missouri Fund      North Carolina Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                                     $  1,941,410       $  1,125,876          $  2,056,968          $ 14,909,472
   Unrealized appreciation                                   88,391             (3,500)               65,270               288,111
------------------------------------------------------------------------------------------------------------------------------------
Total investment, at value (Note 1A)                   $  2,029,801       $  1,122,376          $  2,122,238          $ 15,197,583
------------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                        $      3,846       $     48,638          $      2,828          $     44,284
Receivable from the Administrator (Note 4)                   10,670              9,412                 4,696                    --
Deferred organization expenses (Note 1D)                      4,300              3,592                 3,334                 3,175
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                           $  2,048,617       $  1,184,018          $  2,133,096          $ 15,245,042
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                  $      3,379       $      1,788          $      3,389          $     52,234
Payable for Fund shares redeemed                                 --                 --                 2,820                    --
Payable to affiliate for Trustees' fees (Note 4)                 --                 --                    --                    30
Accrued expenses                                              2,129              1,617                 2,293                11,658
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      $      5,508       $      3,405          $      8,502          $     63,922
------------------------------------------------------------------------------------------------------------------------------------
Net Assets for shares of beneficial
   interest outstanding                                $  2,043,109       $  1,180,613          $  2,124,594          $ 15,181,120
------------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                        $  2,118,166       $  1,222,902          $  2,210,109          $ 15,310,246
Accumulated net realized loss on
   investment transactions and financial
   futures transactions (computed on
   basis of identified cost)                               (174,040)           (39,197)             (155,456)             (421,888)
Accumulated undistributed net investment
   income                                                    10,592                408                 4,671                 4,651
Net unrealized appreciation
   (depreciation) of investments and
   financial futures transactions
   (computed on basis of identified cost)                    88,391             (3,500)               65,270               288,111
------------------------------------------------------------------------------------------------------------------------------------
Total                                                  $  2,043,109       $  1,180,613          $  2,124,594          $ 15,181,120
------------------------------------------------------------------------------------------------------------------------------------

Shares of Beneficial Interest Outstanding
------------------------------------------------------------------------------------------------------------------------------------
                                                            211,889            122,442               218,045             1,607,062
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value and Redemption Price Per Share
------------------------------------------------------------------------------------------------------------------------------------
(net assets / shares of beneficial
   interest outstanding)                               $       9.64       $       9.64          $       9.74          $       9.45
------------------------------------------------------------------------------------------------------------------------------------

Computation of Offering Price
------------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100 / 96.25)                 $      10.02       $      10.02          $      10.12          $       9.82
------------------------------------------------------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price is reduced.

                       See notes to financial statements

EV Traditional Municipals Funds  as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D
Statements of Assets and Liabilities

As of February 28, 1997

                                                                             Traditional
                                                        Traditional            South           Traditional          Traditional
                                                          Oregon              Carolina          Tennessee             Virginia
                                                           Fund                Fund                Fund                 Fund
-----------------------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                                     $   776,225          $ 1,131,870          $ 1,832,606          $ 1,146,282
   Unrealized appreciation                                 (26,617)              45,564               41,697               70,851
-----------------------------------------------------------------------------------------------------------------------------------
Total investment, at value (Note 1A)                   $   749,608          $ 1,177,434          $ 1,874,303          $ 1,217,133
-----------------------------------------------------------------------------------------------------------------------------------
Receivable from the Administrator (Note 4)             $    10,458          $     6,938          $    10,380          $     8,820
Deferred organization expenses (Note 1D)                     3,731                3,330                1,441                3,282
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                           $   763,797          $ 1,187,702          $ 1,886,124          $ 1,229,235
-----------------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                  $       669          $     3,267          $     2,341          $     2,514
Accrued expenses                                             1,928                1,967                1,996                2,154
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      $     2,597          $     5,234          $     4,337          $     4,668
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets for shares of beneficial
   interest outstanding                                $   761,200          $ 1,182,468          $ 1,881,787          $ 1,224,567
-----------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                        $   904,752          $ 1,319,549          $ 1,906,844          $ 1,296,045
Accumulated net realized loss on
   investments and financial futures
   contracts (computed on basis of
   identified cost)                                       (116,910)            (186,566)             (66,408)            (141,045)
Accumulated net investment income (loss)                       (25)               3,921                 (346)              (1,284)
Net unrealized appreciation (depreciation)
   of investments and financial futures
   contracts (computed on basis of
   identified cost)                                        (26,617)              45,564               41,697               70,851
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                  $   761,200          $ 1,182,468          $ 1,881,787          $ 1,224,567
-----------------------------------------------------------------------------------------------------------------------------------

Shares of Beneficial Interest Outstanding
-----------------------------------------------------------------------------------------------------------------------------------
                                                            80,233              122,301              196,618              129,260
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value and Redemption Price Per Share
-----------------------------------------------------------------------------------------------------------------------------------
(net assets / shares of beneficial
   interest outstanding)                               $      9.49          $      9.67          $      9.57          $      9.47
-----------------------------------------------------------------------------------------------------------------------------------

Computation of Offering Price
-----------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100 / 96.25)                 $      9.86          $     10.05          $      9.94          $      9.84
-----------------------------------------------------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price is reduced.

                       See notes to financial statements

EV Traditional Municipals Funds as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended February 28, 1997

                                                            Traditional        Traditional      Traditional      Traditional
                                                           Alabama Fund       Arkansas Fund    Georgia Fund     Kentucky Fund
--------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
--------------------------------------------------------------------------------------------------------------------------------
Interest income allocated from Portfolio                     $175,774            $30,589           $48,340          $ 35,572
Expenses allocated from Portfolio                             (14,556)            (2,667)           (3,949)           (2,794)
--------------------------------------------------------------------------------------------------------------------------------
Total investment income                                      $161,218            $27,922           $44,391          $ 32,778
--------------------------------------------------------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------------------------------------------------------
Compensation of Trustees not members of the
   Administrator's organization (Note 4)                     $     84            $    --           $    --          $     --
Custodian fee (Note 1E)                                         1,664              1,002             1,043             1,002
Service fees (Note 5)                                           3,821                287             1,590             1,178
Transfer and dividend disbursing agent fees                     2,222                337               802               520
Printing and postage                                            3,236              2,429             2,707             2,768
Legal and accounting services                                   5,100              2,800             4,300             4,976
Amortization of organization expenses (Note 1D)                 1,347                959             1,218             1,247
Miscellaneous                                                      --                 --               339                30
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                               $ 17,474            $ 7,814           $11,999          $ 11,721
--------------------------------------------------------------------------------------------------------------------------------
Less Allocations --
   Preliminary allocation of expenses to the
    Administrator (Note 4)                                   $  5,657            $ 7,814           $ 9,358          $ 10,314
--------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                     $  5,657            $ 7,814           $ 9,358          $ 10,314
--------------------------------------------------------------------------------------------------------------------------------

Net expenses                                                 $ 11,817            $    --           $ 2,641          $  1,407
--------------------------------------------------------------------------------------------------------------------------------

Net investment income                                        $149,401            $27,922           $41,750          $ 31,371
--------------------------------------------------------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss) from Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)           $ 27,272            $ 4,375           $ 9,313          $  4,494
   Financial futures contracts                                (39,119)            (7,067)           (9,300)          (10,147)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions           (11,847)           $(2,692)          $    13          $ (5,653)
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investment transactions                                   $159,487            $23,254           $34,649          $ 32,955
   Financial futures contracts                                 (9,687)            (1,442)              549             3,092
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments         $149,800            $21,812           $35,198          $ 36,047
--------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments              $137,953            $19,120           $35,211          $ 30,394
--------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                   $287,354            $47,042           $76,961          $ 61,765
--------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Traditional Municipals Funds as of Februray 28, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended February 28, 1997

                                                           Traditional        Traditional        Traditional       Traditional
                                                         Louisiana Fund      Maryland Fund      Missouri Fund  North Carolina Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
----------------------------------------------------------------------------------------------------------------------------------
Interest income allocated from Portfolio                    $  63,609          $  30,656          $  67,073          $ 507,289
Expenses allocated from Portfolio                              (3,383)            (2,418)            (5,411)           (42,291)
----------------------------------------------------------------------------------------------------------------------------------
Total investment income                                     $  60,226          $  28,238          $  61,662          $ 464,998
----------------------------------------------------------------------------------------------------------------------------------


Expenses
----------------------------------------------------------------------------------------------------------------------------------
Compensation of Trustees not members of the
   Administrator's organization (Note 4)                    $      --          $      --          $      --          $      84
Custodian fee (Note 1E)                                         1,632              1,002              1,499                836
Service fees (Note 5)                                           1,625              1,043              1,810              6,632
Transfer and dividend disbursing agent fees                       823                407                826              5,786
Printing and postage                                            2,455              2,577              2,880              5,418
Legal and accounting services                                   4,200              3,936              3,254              7,300
Registration fees                                                 750                313                100                 --
Amortization of organization expenses (Note 1D)                 1,110              1,008                947                888
Miscellaneous                                                     162                 --                232                251
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                              $  12,757          $  10,286          $  11,548          $  27,195
----------------------------------------------------------------------------------------------------------------------------------
Less Allocations --
   Preliminary allocation of expenses to the
      Administrator (Note 4)                                $  10,670          $   9,413          $   4,696          $      --
   Reduction of custodian fee (Note 1E)                            --                171                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                    $  10,670          $   9,584          $   4,696          $      --
----------------------------------------------------------------------------------------------------------------------------------

Net expenses                                                $   2,087          $     702          $   6,852          $  27,195
----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                       $  58,139          $  27,536          $  54,810          $ 437,803
----------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)          $   4,126           $  9,260          $  12,515          $ 178,476
   Financial futures contracts                                (11,850)            (6,494)           (14,157)           (74,375)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions         $  (7,724)          $  2,766          $  (1,642)         $ 104,101
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investment transactions                                  $  53,787           $ 20,040          $  60,556          $ 238,553
   Financial futures contracts                                 (1,230)              (864)             2,569             (7,974)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments        $  52,557           $ 19,176          $  63,125          $ 230,579
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments             $ 44,833            $ 21,942          $  61,483          $ 334,680
----------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                  $102,972            $ 49,478          $ 116,293          $ 772,483
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Traditional Municipals Funds as of Februray 28, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D
Statements of Operations

For the Six Months Ended February 28, 1997

                                                                             Traditional
                                                            Traditional         South          Traditional       Traditional
                                                              Oregon           Carolina         Tennessee         Virginia
                                                               Fund              Fund             Fund              Fund
-----------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
-----------------------------------------------------------------------------------------------------------------------------
Interest income allocated from Portfolio                     $ 22,733          $ 34,592          $ 51,561          $ 37,166
Expenses allocated from Portfolio                              (2,195)           (2,727)           (3,857)           (3,085)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                      $ 20,538          $ 31,865          $ 47,704          $ 34,081
-----------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------
Custodian fee (Note 1E)                                      $  1,499          $  1,002          $  1,501          $    977
Service fees (Note 5)                                             586             1,138               813             1,229
Transfer and dividend disbursing agent fees                       289               433               770               245
Printing and postage                                            3,010             2,403             2,530             2,851
Legal and accounting services                                   5,205             3,300             4,700             4,500
Registration fees                                                --                 425               290              --
Amortization of organization expenses (Note 1D)                 1,044               857             1,349               925
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                               $ 11,633          $  9,558          $ 11,953          $ 10,727
-----------------------------------------------------------------------------------------------------------------------------
Less Allocations --
   Preliminary allocation of expenses to the
      Administrator (Note 4)                                 $ 10,458          $  6,938          $ 10,380          $  8,820
-----------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                     $ 10,458          $  6,938          $ 10,380          $  8,820
-----------------------------------------------------------------------------------------------------------------------------

Net expenses                                                 $  1,175          $  2,620          $  1,573          $  1,907
-----------------------------------------------------------------------------------------------------------------------------

Net investment income                                        $ 19,363          $ 29,245          $ 46,131          $ 32,174
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)           $    709          $  3,722          $  4,780          $ 11,015
   Financial futures contracts                                 (5,580)           (7,718)          (10,374)           (6,804)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions          $ (4,871)         $ (3,996)         $ (5,594)         $  4,211
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investment transactions                                   $ 14,851          $ 25,954          $ 39,924          $ 20,288
   Financial futures contracts                                   (720)            2,066             2,505              (445)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments         $ 14,131          $ 28,020          $ 42,429          $ 19,843
-----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments              $  9,260          $ 24,024          $ 36,835          $ 24,054
-----------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                   $ 28,623          $ 53,269          $ 82,966          $ 56,228
-----------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Traditional Municipals Funds as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended February 28, 1997

                                                    Traditional        Traditional          Traditional           Traditional
Increase (Decrease) in Net Assets                   Alabama Fund      Arkansas Fund        Georgia Fund          Kentucky Fund
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                            $   149,401        $    27,922         $    41,750            $    31,371
   Net realized gain (loss) on investments
      and financial futures contracts                   (11,847)            (2,692)                 13                 (5,653)
   Change in unrealized appreciation                    149,800             21,812              35,198                 36,047
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations          $   287,354        $    47,042         $    76,961            $    61,765
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2)--
   From net investment income                       $  (148,616)       $   (27,073)        $   (41,607)           $   (31,339)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                 $  (148,616)       $   (27,073)        $   (41,607)           $   (31,339)
---------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest (Note 3) --
   Proceeds from sale of shares                     $   153,717        $    46,035         $   273,830            $    94,545
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                             75,331             14,080              20,752                 20,329
   Cost of shares redeemed                             (805,157)          (162,231)           (172,214)              (361,490)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   Fund share transactions                          $  (576,109)       $  (102,116)        $   122,368            $  (246,616)
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets               $  (437,371)       $   (82,147)        $   157,722            $  (216,190)
---------------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------------
At beginning of period                              $ 6,230,915        $ 1,039,803         $ 1,630,798            $ 1,261,488
---------------------------------------------------------------------------------------------------------------------------------
At end of period                                    $ 5,793,544        $   957,656         $ 1,788,520            $ 1,045,298
---------------------------------------------------------------------------------------------------------------------------------


Accumulated undistributed net investment
income included in net assets
---------------------------------------------------------------------------------------------------------------------------------
 At end of period                                   $    24,208        $     1,464         $     6,020            $        47
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Traditional Municipals Funds as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D
Statements of Changes in Net Assets

For the Six Months Ended February 28, 1997

                                                                                                        Traditional
                                                  Traditional       Traditional        Traditional         North
                                                   Louisiana         Maryland           Missouri          Carolina
Increase (Decrease) in Net Assets                     Fund              Fund              Fund              Fund
------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                          $   58,139        $   27,536        $   54,810        $   437,803
   Net realized gain (loss) on
      investments and financial futures
      contracts                                       (7,724)            2,766            (1,642)           104,101
   Change in unrealized appreciation                  52,557            19,176            63,125            230,579
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
   operations                                     $  102,972        $   49,478        $  116,293        $   772,483
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
   From net investment income                     $  (56,482)       $  (26,979)       $  (57,032)       $  (442,430)
------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders               $  (56,482)       $  (26,979)       $  (57,032)       $  (442,430)
------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest (Note 3) --
   Proceeds from sales of shares                  $  112,434        $  189,915        $   65,009        $   312,424
   Net asset value of shares issued to
      shareholders in payment of distributions
      declared                                        41,901            16,375            44,043             59,490
   Cost of shares redeemed                          (135,226)          (30,429)         (451,886)        (2,024,751)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from Fund share transactions                   $   19,109        $  175,861        $ (342,834)       $(1,652,837)
------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets             $   65,599        $  198,360        $ (283,573)       $(1,322,784)
------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------
At beginning of period                            $1,977,510        $  982,253        $2,408,167        $16,503,904
------------------------------------------------------------------------------------------------------------------------
At end of period                                  $2,043,109        $1,180,613        $2,124,594        $15,181,120
------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment
income included in net assets
------------------------------------------------------------------------------------------------------------------------
 At end of period                                 $   10,592        $      408        $    4,671        $     4,651
------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Traditional Municipals Funds as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended February 28, 1997

                                                          Traditional     Traditional         Traditional    Traditional
Increase (Decrease) in Net Assets                         Oregon Fund  South Carolina Fund  Tennessee Fund  Virginia Fund
---------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                   $19,363          $ 29,245          $ 46,131          $ 32,174
   Net realized gain (loss) on investments
      and financial futures contracts                       (4,871)           (3,996)           (5,594)            4,211
   Change in unrealized appreciation                        14,131            28,020            42,429            19,843
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                 $28,623          $ 53,269          $ 82,966          $ 56,228
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
   From net investment income                             $(19,418)         $(29,123)         $(46,031)         $(32,174)
   In excess of net investment income                          (25)               --                --              (824)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                        $(19,443)         $(29,123)         $(46,031)         $(32,998)
---------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest (Note 3) --
   Proceeds from sales of shares                           $68,098          $301,457          $510,026          $228,660
   Net asset value of shares issued to shareholders
      in payment of distributions declared                  14,467            18,836            32,433            18,920
   Cost of shares redeemed                                 (95,955)          (63,986)          (47,213)         (149,427)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   Fund share transactions                                $(13,390)         $256,307          $495,246          $ 98,153
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                      $(4,210)         $280,453          $532,181          $121,383
---------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------
At beginning of period                                     $765,410         $902,015        $1,349,606        $1,103,184
---------------------------------------------------------------------------------------------------------------------------
At end of period                                           $761,200       $1,182,468        $1,881,787        $1,224,567
---------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net investment
income included in net assets
---------------------------------------------------------------------------------------------------------------------------
 At end of period                                          $   (25)         $  3,921          $   (346)         $ (1,284)
---------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Traditional Municipals Funds as of February 28, 1997

FINANCIAL STATEMENTS CONT'D
Statements of Changes in Net Assets

For the Year Ended August 31, 1996

                                                      Traditional       Traditional      Traditional       Traditional
Increase (Decrease) in Net Assets                     Alabama Fund      Arkansas Fund    Georgia Fund     Kentucky Fund
------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                            $   361,616         $  31,940       $   98,683        $   72,849
   Net realized gain (loss) on investments
      and financial futures contracts                   103,594              (471)             308           (61,365)
   Change in unrealized appreciation
      (depreciation)                                     (8,453)           (2,299)           9,697            75,141
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations          $   456,757        $   29,170       $  108,688        $   86,625
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2)--
   From net investment income                       $  (363,755)       $  (33,121)      $  (98,100)       $  (75,973)
------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                 $  (363,755)       $  (33,121)      $  (98,100)       $  (75,973)
------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
 interest (Note 3) --
   Proceeds from sales of shares                    $   252,585        $  602,717       $  294,418        $  309,075
   Net asset value of shares issued to
      shareholders                                      172,309            18,487           59,870            52,547
      in payment of distributions declared
   Cost of shares redeemed                           (3,713,879)         (110,843)      (1,221,075)         (933,867)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   Fund share transactions                          $(3,288,985)       $  510,361       $ (866,787)       $ (572,245)
------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets               $(3,195,983)       $  506,410       $ (856,199)       $ (561,593)
------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------
At beginning of year                                $ 9,426,898        $  533,393       $2,486,997        $1,823,081
------------------------------------------------------------------------------------------------------------------------
At end of year                                      $ 6,230,915        $1,039,803       $1,630,798        $1,261,488
------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment
income included in net assets
------------------------------------------------------------------------------------------------------------------------
 At end of year                                     $    23,423        $      615       $    5,877        $       15
------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Traditional Municipals Funds as of February 28, 1997

FINANCIAL STATEMENTS CONT'D
Statements of Changes in Net Assets

For the Year Ended August 31, 1996

                                                            Traditional        Traditional       Traditional       Traditional
Increase (Decrease) in Net Assets                         Louisiana Fund      Maryland Fund     Missouri Fund   North Carolina Fund
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                 $    114,821        $     43,649       $    140,951       $    505,210
   Net realized gain (loss) on investments and
      financial futures contracts                             (15,229)              3,124            (10,496)           (91,636)
   Change in unrealized appreciation (depreciation)            24,108               4,595             22,052             (2,132)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations               $    123,700        $     51,368       $    152,507       $    411,442
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
   From net investment income                            $   (116,239)       $    (45,628)      $   (140,051)      $   (513,157)
   In excess of net investment income                              --                (149)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                      $   (116,239)       $    (45,777)      $   (140,051)      $   (513,157)
------------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest
   (Note 3) --
   Proceeds from sales of shares                         $    270,534        $    243,475       $    184,254       $ 11,760,051
   Net asset value of shares issued to shareholders
     in payment of distributions declared                      85,108              29,961            113,930            142,599
   Cost of shares redeemed                                   (769,974)           (235,752)        (1,065,771)        (1,411,802)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   Fund share transactions                               $   (414,332)       $     37,684       $   (767,587)      $ 10,490,848
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                    $   (406,871)       $     43,275       $   (755,131)      $ 10,389,133
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                     $  2,384,381        $    938,978       $  3,163,298       $  6,114,771
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                           $  1,977,510        $    982,253       $  2,408,167       $ 16,503,904
------------------------------------------------------------------------------------------------------------------------------------


Accumulated undistributed
(distributions in excess of) net investment
income included in net assets
------------------------------------------------------------------------------------------------------------------------------------
 At end of year                                          $      8,935        $       (149)      $      6,893       $      9,278
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Traditional Municipals Funds as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 1996

                                                   Traditional         Traditional           Traditional       Traditional
Increase (Decrease) in Net Assets                  Oregon Fund     South Carolina Fund     Tennessee Fund     Virginia Fund
------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                           $  38,539         $   51,455            $   54,274        $   65,614
    Net realized gain (loss) on investments
         and financial futures contracts              (43,060)             2,089               (11,858)           (3,461)
    Change in unrealized appreciation                  42,886             14,226                18,921            14,338
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations          $  38,365         $   67,770            $   61,337        $   76,491
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
    From net investment income                      $ (40,597)        $  (51,249)           $  (56,142)       $  (67,786)
    In excess of net investment income                     --                 --                  (446)             (460)
------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                 $ (40,597)        $  (51,249)           $  (56,588)       $  (68,246)
------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
    interest (Note 3) --
    Proceeds from sales of shares                   $ 159,471         $  470,434            $  412,981        $  335,573
    Net asset value of shares issued to
         shareholders in payment of
         distributions declared                        32,227             32,199                50,548            49,127
    Cost of shares redeemed                          (422,541)          (862,527)             (202,934)         (777,721)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    Fund share transactions                         $(230,843)        $ (359,894)           $  260,595        $ (393,021)
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets               $(233,075)        $ (343,373)           $  265,344        $ (384,776)
------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                $ 998,485         $1,245,388            $1,084,262        $1,487,960
------------------------------------------------------------------------------------------------------------------------------
At end of year                                      $ 765,410         $  902,015            $1,349,606        $1,103,184
------------------------------------------------------------------------------------------------------------------------------


Accumulated undistributed
(distributions in excess of) net investment
income included in net assets
------------------------------------------------------------------------------------------------------------------------------
 At end of year                                     $      55         $    3,799            $     (446)       $     (460)
------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

EV Traditional Municipals Funds as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                    Traditional Alabama Fund                      Traditional Arkansas Fund
                                            -----------------------------------------     ---------------------------------------
                                            Six Months                                    Six Months
                                            Ended                                         Ended
                                            Feb. 28, 1997    Year Ended August 31,        Feb. 28,        Year Ended August 31,
                                                         ----------------------------                 ---------------------------
                                            (Unaudited)   1996       1995      1994**     (Unaudited)  1996    1995      1994***
---------------------------------------------------------------------------------------------------------------------------------
Net asset value --  Beginning of period       $ 9.540    $ 9.510   $ 9.320    $10.000      $ 9.520    $ 9.590  $ 9.530   $ 10.000


Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                         $ 0.250    $ 0.462   $ 0.418    $ 0.296      $ 0.259    $ 0.456  $ 0.424    $ 0.214
Net realized and unrealized gain
    (loss) on investments                       0.215      0.033     0.207     (0.628)       0.181     (0.053)   0.075     (0.430)
---------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations           $ 0.465    $ 0.495   $ 0.625    $(0.332)     $ 0.440    $ 0.403  $ 0.499    $(0.216)
---------------------------------------------------------------------------------------------------------------------------------


Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                    $(0.245)   $(0.465)  $(0.418)   $(0.296)     $(0.250)   $(0.473) $(0.424)   $(0.214)
In excess of net investment income                 --         --    (0.017)    (0.052)          --         --   (0.015)    (0.040)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                           $(0.245)   $(0.465)  $(0.435)   $(0.348)     $(0.250)   $(0.473) $(0.439)   $(0.254)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value-- End of period               $ 9.760    $ 9.540   $ 9.510    $ 9.320      $ 9.710    $ 9.520  $ 9.590    $ 9.530
---------------------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                               4.91%      5.49%     6.90 %    (3.44)%       4.65%      4.37%    5.52%     (2.25)%
---------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)       $ 5,794    $ 6,231   $ 9,427    $11,732      $   958    $ 1,040  $   533    $   627
Ratio of net expenses to average
daily net assets /(2)//(3)/                      0.93%+     1.27%     1.68 %     1.49%+       0.51%+     0.97%    1.42%      1.59%+
Ratio of net expenses to average
     daily net assets, after
     custodian fee reduction /(2)/               0.91%+     1.22%       --         --         0.51%+     0.95%      --        --
Ratio of net investment income to
     average daily net assets                    5.14%+     4.74%     4.59 %     4.23%+       5.39%+     4.76%    4.56%      3.97%+

* The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment
    Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
Ratios/Supplemental Data:
    Expenses /(2)//(3)/                          1.12%+     1.47%     1.80%      1.71%+       2.02%+     3.56%    4.09%      5.66%+
    Expenses after custodian fee reduction /(2)/ 1.10%+     1.42%       --         --         2.02%+     3.54%      --         --
    Net investment income (loss)                 4.94%+     4.54%     4.47%      4.01%+       3.88%+     2.17%    1.89%     (0.10)%+
Net investment income (loss) per share        $ 0.240    $ 0.442   $ 0.408    $ 0.280      $ 0.186    $ 0.208  $ 0.175    $(0.005)

+   Annualized.

** For the period from the start of business, December 7, 1993, to August 31, 1994.
*** For the period from the start of business, February 9, 1994, to August 31, 1994.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(3)/ The expense ratios for the reporting periods ended August 31, 1996 and thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

EV Traditional Municipals Funds as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                                        Traditional Georgia Fund
                                                       ---------------------------------------------------------------

                                                       Six Months
                                                       Ended                        Year Ended August 31,
                                                       Feb. 28, 1997     ---------------------------------------------
                                                       (Unaudited)        1996            1995              1994**
----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                    $ 9.210        $ 9.190        $   9.220          $  10.000
----------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------
Net investment income                                    $  0.242        $ 0.464        $   0.412          $   0.294
Net realized and unrealized gain (loss)
on investments                                              0.211          0.017           (0.011)            (0.726)
----------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                      $  0.453        $ 0.481        $   0.401          $  (0.432)
----------------------------------------------------------------------------------------------------------------------


Less distributions
----------------------------------------------------------------------------------------------------------------------
From net investment income                               $ (0.243)       $(0.461)       $  (0.412)         $  (0.294)
In excess of net investment income                             --             --           (0.019)            (0.054)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                      $ (0.243)       $(0.461)       $  (0.431)         $  (0.348)
----------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                         $  9.420          9.210        $   9.190          $   9.220
----------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                            4.96%          5.43%            4.60%             (4.56)%
----------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data*
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                  $  1,789         $1,631        $   2,487          $   2,989
Ratio of net expenses to average daily net
assets /(2)(3)/                                              0.84%+         1.19%            1.55%              1.64%+
Ratio of net expenses to average daily
net assets, after custodian fee reduction /(2)/              0.83%+         1.07%              --                 --
Ratio of net investment income to average
daily net assets                                             5.25%+         4.95%            4.62%              4.09%+


                                                                       Traditional Kentucky Fund
                                                       ---------------------------------------------------------------

                                                       Six Months
                                                       Ended                        Year Ended August 31,
                                                       Feb. 28, 1997     ---------------------------------------------
                                                       (Unaudited)          1996           1995              1994**
----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $  9.290           $   9.320      $    9.210         $  10.000
----------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------
Net investment income                                  $ 0.249           $   0.453      $    0.423         $   0.285
Net realized and unrealized gain (loss)
on investments                                           0.230              (0.011)++        0.128++          (0.730)
----------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    $ 0.479           $   0.442      $    0.551         $  (0.445)
----------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.249)          $  (0.472)     $   (0.423)        $  (0.285)
In excess of net investment income                          --                  --          (0.018)           (0.060)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                    $(0.249)          $  (0.472)     $   (0.441)        $  (0.345)
----------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                         9.520           $   9.290      $    9.320         $   9.210
----------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                                        5.19%               4.91%           6.29%            (4.60)%
----------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data*
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                $1,045            $   1,261      $   1,823          $   3,065
Ratio of net expenses to average daily net
assets /(2)(3)/                                          0.73%+               1.19%          1.46%              1.69%+
Ratio of net expenses to average daily
net assets, after custodian fee reduction /(2)/          0.71%+               1.15%            --                 --
Ratio of net investment income to average
daily net assets                                         5.33%+               4.76%          4.81%              4.12%+

* The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

                                                                        Traditional Georgia Fund
                                                       ---------------------------------------------------------------

                                                       Six Months
                                                       Ended                        Year Ended August 31,
                                                       Feb. 28, 1997     ---------------------------------------------
                                                       (Unaudited)        1996            1995              1994**
----------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net
assets):
     Expenses /(2)(3)/                                    2.01%+           2.10%          2.21%              2.20%+
     Expenses after custodian fee reduction /(2)/         2.00%+           1.98%            --                 --
     Net investment income                                4.07%+           4.04%          3.96%              3.53%+
Net investment income per share                       $  0.188          $ 0.379        $ 0.353            $ 0.253

                                                                       Traditional Kentucky Fund
                                                       ---------------------------------------------------------------

                                                       Six Months
                                                       Ended                        Year Ended August 31,
                                                       Feb. 28, 1997     ---------------------------------------------
                                                       (Unaudited)          1996           1995              1994**
----------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net
assets):
     Expenses /(2)(3)/                                    2.49%+           2.40%          2.82%              2.26%+
     Expenses after custodian fee reduction /(2)/         2.47%+           2.36%            --                 --
     Net investment income                                3.58%+           3.55%          3.45%              3.56%+
Net investment income per share                       $  0.167          $ 0.338        $ 0.303            $ 0.253

+     Annualized.
++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
** For the period from the start of business, December 7, 1993, to August 31, 1994.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.
/(3)/ The expense ratios for the reporting periods ended August 31, 1996 and thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

EV Traditional Municipals Funds as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                     Traditional Louisiana Fund                     Traditional Maryland Fund
                                              ----------------------------------------    -----------------------------------------
                                              Six Months                                  Six Months
                                              Ended                                       Ended
                                              Feb. 28,        Year Ended August 31,       Feb. 28,      Year Ended August 31,
                                              1997          --------------------------    1997        --------------------------
                                              (Unaudited)   1996      1995      1994**    (Unaudited) 1996      1995    1994***
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period         $ 9.420   $ 9.440    $ 9.470    $10.000     $ 9.430  $ 9.380  $ 9.210   $10.000
----------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                          $ 0.272   $ 0.497    $ 0.449    $ 0.223     $ 0.251  $ 0.446  $ 0.421   $ 0.277
Net realized and unrealized gain (loss) on
  investments                                    0.213    (0.014)    (0.011)    (0.486)      0.205    0.072    0.187++  (0.731)
----------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations            $ 0.485   $ 0.483    $ 0.438    $(0.263)    $ 0.456  $ 0.518  $ 0.608   $(0.454)
----------------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                     $(0.265)  $(0.503)  $(0.449)    $(0.223)    $(0.246) $(0.466) $(0.421)  $(0.277)
In excess of net investment income                  --        --    (0.019)     (0.044)         --   (0.002)  (0.017)   (0.059)
----------------------------------------------------------------------------------------------------------------------------------

Total distributions                            $(0.265)  $(0.503)  $(0.468)    $(0.267)    $(0.246) $(0.468) $(0.438)  $(0.336)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period               $ 9.640   $ 9.420   $ 9.440     $ 9.470     $ 9.640  $ 9.430  $ 9.380   $ 9.210
----------------------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                                5.18%     5.34%     4.88%      (2.72)%      4.87%    5.70%    6.91%    (4.68)%
----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)        $ 2,043   $ 1,978   $ 2,384     $ 3,141     $ 1,181   $  982  $   939   $ 1,188
Ratio of net expenses to average daily net
  assets /(2)//(3)/                               0.56%+    1.00%     1.41%       1.57%+      0.65%+   1.29%    1.50%     1.64%+
Ratio of net expenses to average daily net
assets, after custodian fee reduction /(2)/       0.54%+    0.92%       --          --        0.60%+   1.24%      --        --
Ratio of net investment income to average
  daily net assets                                5.72%+    5.19%     4.90%       4.16%+      5.27%+   4.64%    4.71%     4.07%+

*    The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Ratios/Supplemental Data:
    Expenses /(2)//(3)/                           1.70%+    1.92%     1.93%       2.77%+      2.45%+   2.93%    3.56%     5.07%+
    Expenses after custodian fee
      reduction /(2)/                             1.68%+    1.84%       --          --        2.40%+   2.87%      --        --
    Net investment income                         4.58%+    4.27%     4.38%       2.96%+      3.47%+   3.01%    2.65%     0.64%+
Net investment income per share                $ 0.218   $ 0.409   $ 0.401     $ 0.169      $ 0.165  $ 0.289  $ 0.238   $ 0.046

+     Annualized.
++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
** For the period from the start of business, February 14, 1994, to August 31, 1994.
*** For the period from the start of business, December 10, 1993, to August 31, 1994.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.
/(3)/ The expense ratios for the reporting periods ended August 31, 1996 and thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

EV Traditional Municipals Funds as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                               Traditional Missouri Fund                  Traditional North Carolina Fund
                                        ----------------------------------------   ------------------------------------------
                                        Six Months                                 Six Months
                                        Ended           Year Ended August 31,      Ended             Year Ended August 31,
                                        Feb. 28, 1997 --------------------------   Feb. 28, 1997  ---------------------------
                                        (Unaudited)   1996      1995      1994**   (Unaudited)    1996       1995      1994**
-----------------------------------------------------------------------------------------------------------------------------
Net asset value --  Beginning of period   $ 9.490   $ 9.480    $ 9.290    $10.000     $ 9.270    $ 9.280   $ 9.280    $10.000
-----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                     $ 0.240   $ 0.466    $ 0.419    $ 0.289     $ 0.246    $ 0.452   $ 0.427    $ 0.295
Net realized and unrealized gain (loss)
on investments                              0.256     0.010      0.208     (0.651)      0.182      0.011++   0.016++   (0.666)
-----------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations       $ 0.496   $ 0.476    $ 0.627    $(0.362)    $ 0.428    $ 0.463   $ 0.443    $(0.371)
-----------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                $(0.246)  $(0.466)   $(0.419)   $(0.289)    $(0.248)   $(0.473)  $(0.427)   $(0.295)
In excess of net investment income             --        --     (0.018)    (0.059)         --         --    (0.016)    (0.054)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                       $(0.246)  $(0.466)   $(0.437)   $(0.348)    $(0.248)   $(0.473)  $(0.443)   $(0.349)
-----------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period          $ 9.740   $ 9.490    $ 9.480    $ 9.290     $ 9.450    $ 9.270   $ 9.280    $ 9.280
-----------------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                           5.26%     5.20%      7.08%     (3.76)%      4.66%      5.15%     5.02%     (3.85)%
-----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data*
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)   $ 2,125   $ 2,408    $ 3,163    $ 3,859     $15,181    $16,504   $ 6,115    $ 7,411
Ratio of net expenses to average daily
     net assets /(2)//(3)/                   1.12%+    1.13%      1.61%      1.61%+      0.87%+     0.99%     1.55%      1.56%+
Ratio of net expenses to average daily
     net assets, after custodian
     fee reduction /(2)/                     1.11%+    1.11%        --         --        0.84%+     0.94%       --         --
Ratio of net investment income to
     average daily net assets                4.94%+    4.87%      4.62%      4.20%+      5.27%+     5.00%     4.72%      4.19%+

* The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:


Ratios/Supplemental Data:
    Expenses /(2)//(3)/                      1.54%+    1.79%      2.23%      2.19%+                 1.16%     1.82%      2.01%+
    Expenses after custodian fee
      reduction /(2)/                        1.53%+    1.77%        --         --                   1.11%       --          --
    Net investment income                    4.52%+    4.21%      4.00%      3.62%+                 4.84%     4.45%      3.74%+
Net investment income per share           $ 0.220   $ 0.403    $ 0.363    $ 0.255                $ 0.443   $ 0.403    $ 0.263

+     Annualized.
++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
** For the period from the start of business, December 7, 1993, to August 31, 1994.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.
/(3)/ The expense ratios for the reporting periods ended August 31, 1996 and thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

EV Traditional Municipals Funds  as of February 28, 1997

FINANCIAL STATEMENTS CONT'D
Financial Highlights

                                                    Traditional Oregon Fund                  Traditional South Carolina Fund
                                           -----------------------------------------  ----------------------------------------------

                                           Six Months                                 Six Months
                                           Ended                                      Ended
                                           Feb. 28, 1997   Year Ended August 31,      Feb. 28, 1997     Year Ended August 31,
                                                        ----------------------------               ---------------------------------
                                           (Unaudited)   1996      1995      1994**   (Unaudited)   1996       1995     1994***
------------------------------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of period         $ 9.370   $ 9.440    $ 9.240    $10.000    $ 9.430    $ 9.420   $ 9.370    $10.000
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                        $ 0.240   $ 0.435    $ 0.406    $ 0.263    $ 0.236    $ 0.465   $ 0.413    $ 0.205
Net realized and unrealized gain (loss)
on investments                                 0.121    (0.047)     0.221++   (0.703)     0.248      0.008     0.067 ++  (0.587)
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations          $ 0.361   $ 0.388    $ 0.627    $(0.440)   $ 0.484    $ 0.473   $ 0.480    $(0.382)
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                   $(0.240)  $(0.458)   $(0.406)   $(0.263)   $(0.244)   $(0.463)  $(0.413)   $(0.205)
In excess of net investment income            (0.001)       --     (0.021)    (0.057)        --         --    (0.017)    (0.043)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                          $(0.241)  $(0.458)   $(0.427)   $(0.320)   $(0.244)   $(0.463)  $(0.430)   $(0.248)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value-- End of period              $ 9.490   $ 9.370    $ 9.440    $ 9.240    $ 9.670    $ 9.430   $ 9.420    $ 9.370
------------------------------------------------------------------------------------------------------------------------------------

Total Return  /(1)/                             3.89%     4.25 %     7.11%     (4.54)%     5.17%      5.19%     5.38 %    (3.92)%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)      $   761   $   765    $   998    $ 1,878    $ 1,182    $   902   $ 1,245    $ 2,309
Ratio of net expenses to average daily net
assets /(2)/(3)/                                0.91%+    1.23%      1.51%      1.65%+     0.96%+     1.30%     1.61 %     1.76%+
Ratio of net expenses to average daily net
assets, after
    custodian fee reduction /(2)/               0.89%+    1.20%        --         --       0.94%+     1.27%       --         --
Ratio of net investment income to average
    daily net assets                            5.12%+    4.54%      4.61%      3.99%+     5.13%+     4.79%     4.61%      4.06%+

* The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Ratios/Supplemental Data:
    Expenses /(2)/(3)/                          3.68%+    3.41%      3.16%      3.33%+     2.18%+     2.65%     2.58%      2.62%+
    Expenses after custodian fee
       reduction /(2)/                          3.66%+    3.38%        --         --       2.16%+     2.63%       --         --
    Net investment income                       2.36%+    2.36%      2.96%      2.31%+     3.92%+     3.43%     3.64%      3.19%+
Net investment income per share              $ 0.111   $ 0.226    $ 0.261    $ 0.153    $ 0.180    $ 0.332   $ 0.326    $ 0.161

+      Annualized.
++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
** For the period from the start of business, December 28, 1993, to August 31, 1994.
*** For the period from the start of business, February 14, 1994, to August 31, 1994.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.
/(3)/ The expense ratios for the reporting periods ended August 31, 1996 and thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

EV Traditional Municipals Funds as of February 28, 1997

FINANCIAL STATEMENTS CONT'D
Financial Highlights

                                                 Traditional Tennessee Fund                      Traditional Virginia Fund
                                          ------------------------------------------  ----------------------------------------------

                                         Six Months                                   Six Months
                                         Ended            Year Ended August 31,       Ended              Year Ended August 31,
                                         Feb. 28, 1997 ---------------------------    Feb. 28, 1997 --------------------------------
                                         (Unaudited)    1996       1995     1994**    (Unaudited)     1996       1995      1994***
------------------------------------------------------------------------------------------------------------------------------------
Net asset value--   Beginning of period     $ 9.350    $ 9.330    $ 9.220   $10.000     $ 9.310     $ 9.330    $ 9.210    $10.000
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                       $ 0.252    $ 0.460    $ 0.425   $ 0.285     $ 0.246     $ 0.463    $ 0.434    $ 0.296
Net realized and unrealized gain (loss)
      on investments                          0.219      0.040      0.131    (0.724)      0.166      (0.002)++   0.138     (0.732)
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations         $ 0.471    $ 0.500    $ 0.556   $(0.439)    $ 0.412     $ 0.461    $ 0.572    $(0.436)
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                  $(0.251)   $(0.476)   $(0.425)  $(0.285)    $(0.246)    $(0.478)   $(0.434)   $(0.296)
In excess of net investment income               --     (0.004)    (0.021)   (0.056)     (0.006)     (0.003)    (0.018)    (0.058)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                         $(0.251)   $(0.480)   $(0.446)  $(0.341)    $(0.252)    $(0.481)   $(0.452)   $(0.354)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value-- End of period             $ 9.570    $ 9.350    $ 9.330   $ 9.220     $ 9.470     $ 9.310    $ 9.330    $ 9.210
------------------------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                             5.08%      5.52%      6.32%    (4.54)%      4.46%       5.10%      6.51%     (4.51)%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)     $ 1,882    $ 1,350    $ 1,084   $ 1,132     $ 1,225     $ 1,103    $ 1,488    $ 1,315
Ratio of net expenses to average daily
      net assets /(2)/(3)/                     0.64%+     1.04%      1.45%     1.59%+      0.83%+      1.18%      1.42%      1.54%+
Ratio of net expenses to average daily
     net assets, after custodian fee
     reduction /(2)/                           0.62%+     1.02%       --        --         0.81%+      1.12%        --         --
Ratio of net investment income to average
     daily net assets                          5.30%+     4.84%      4.71%     4.15%+      5.23%+      4.85%      4.79%      4.31%+

* The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Ratios/Supplemental Data:
    Expenses /(2)/(3)/                         1.84%+     2.73%       2.92%    3.50%+      2.27%+      2.42%      2.83%      3.08%+
    Expenses after custodian fee
      reduction /(2)/                          1.82%+     2.71%        --        --        2.25%+      2.36%       --         --
    Net investment income                      4.11%+     3.14%       3.24%    2.24%+      3.80%+      3.60%      3.38%      2.77%+
Net investment income per share             $ 0.195    $ 0.298     $ 0.292  $ 0.158     $ 0.179     $ 0.344    $ 0.306    $ 0.190

+     Annualized.
++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
** For the period from the start of business, December 9, 1993, to August 31, 1994.
*** For the period from the start of business, December 17, 1993, to August 31, 1994.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.
/(3)/ The expense ratios for the reporting periods ended August 31, 1996 and thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

EV Traditional Municipals Funds as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Trust presently consists of sixty Funds, twelve of the non-diversified funds are included in these financial statements. They include EV Traditional Alabama Municipals Fund ("Traditional Alabama Fund"), EV Traditional Arkansas Municipals Fund ("Traditional Arkansas Fund"), EV Traditional Georgia Municipals Fund ("Traditional Georgia Fund"), EV Traditional Kentucky Municipals Fund ("Traditional Kentucky Fund"), EV Traditional Louisiana Municipals Fund ("Traditional Louisiana Fund"), EV Traditional Maryland Municipals Fund ("Traditional Maryland Fund"), EV Traditional Missouri Municipals Fund ("Traditional Missouri Fund"), EV Traditional North Carolina Municipals Fund ("Traditional North Carolina Fund"), EV Traditional Oregon Municipals Fund ("Traditional Oregon Fund"), EV Traditional South Carolina Municipals Fund ("Traditional South Carolina Fund"), EV Traditional Tennessee Municipals Fund ("Traditional Tennessee Fund") and EV Traditional Virginia Municipals Fund ("Traditional Virginia Fund"). Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a "Portfolio"), a New York Trust, having the same investment objective as its corresponding Fund. The Traditional Alabama Fund invests its assets in the Alabama Municipals Portfolio, the Traditional Arkansas Fund invests its assets in the Arkansas Municipals Portfolio, the Traditional Georgia Fund invests its assets in the Georgia Municipals Portfolio, the Traditional Kentucky Fund invests its assets in the Kentucky Municipals Portfolio, the Traditional Louisiana Fund invests its assets in the Louisiana Municipals Portfolio, the Traditional Maryland Fund invests its assets in the Maryland Municipals Portfolio, the Traditional Missouri Fund invests its assets in the Missouri Municipals Portfolio, the Traditional North Carolina Fund invests its assets in the North Carolina Municipals Portfolio, the Traditional Oregon Fund invests its assets in the Oregon Municipals Portfolio, the Traditional South Carolina Fund invests its assets in the South Carolina Municipals Portfolio, the Traditional Tennessee Fund invests its assets in the Tennessee Municipals Portfolio and the Traditional Virginia Fund invests its assets in the Virginia Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (5.5%, 1.4%, 1.8%, 0.8%, 5.8%, 1.0%, 2.6%, 8.5%, 0.6%, 2.1%, 3.4%, and 0.7% at February 28, 1997
  for the Traditional Alabama Fund, Traditional Arkansas Fund, Traditional Georgia Fund, Traditional Kentucky Fund, Traditional Louisiana Fund, Traditional Maryland Fund, Traditional Missouri Fund, Traditional North Carolina Fund, Traditional Oregon Fund, Traditional South Carolina Fund, Traditional Tennessee Fund and Traditional Virginia Fund, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  B Income -- Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each fund determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1996, the Funds, for federal income tax purposes had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Additionally, at August 31, 1996, net capital losses of $110, $40,678, $7,659, $21,615, $37 and $583 for the Traditional Arkansas Fund, Traditional Kentucky Fund, Traditional Louisiana Fund, Traditional Oregon Fund, Traditional Tennessee Fund and Traditional Virginia Fund, respectively, attributable to security transactions incurred after October 31, 1995, are

EV Traditional Municipals Funds as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


 C Federal Taxes (continued) -- treated as arising on the first day of the Funds' current taxable year. Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not able to be included by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

 The amounts and expiration dates of the capital loss carryovers are as follows:

 Fund                                   Amount               Expires
 ------------------------------------------------------------------------------
 Traditional Alabama Fund               $161,622             August 31, 2004
                                          82,635             August 31, 2003
                                         132,241             August 31, 2002

 Traditional Arkansas Fund                16,893             August 31, 2004
                                           1,121             August 31, 2003
                                           4,823             August 31, 2002

 Traditional Georgia Fund                172,159             August 31, 2004
                                          57,929             August 31, 2002

 Traditional Kentucky Fund                74,399             August 31, 2004
                                             247             August 31, 2003
                                          15,369             August 31, 2002

 Traditional Louisiana Fund              135,789             August 31, 2004
                                          19,017             August 31, 2002

 Traditional Maryland Fund                19,130             August 31, 2004
                                           2,744             August 31, 2003
                                          11,063             August 31, 2002

 Traditional Missouri Fund               100,223             August 31, 2004
                                             533             August 31, 2003
                                          21,383             August 31, 2002

 Traditional North Carolina Fund         315,836             August 31, 2004
                                           3,827             August 31, 2003
                                         106,971             August 31, 2002

 Traditional Oregon Fund                  58,980             August 31, 2004
                                           7,233             August 31, 2003
                                           7,028             August 31, 2002

 Traditional South Carolina Fund         124,089             August 31, 2004
                                          10,887             August 31, 2003
                                          35,320             August 31, 2002

 Traditional Tennessee Fund               46,197             August 31, 2004
                                             941             August 31, 2003
                                           5,333             August 31, 2002

 Traditional Virginia Fund                93,290             August 31, 2004
                                          39,431             August 31, 2003

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of expenses on the statements of operations.

 F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade date basis.

 H Interim Financial Information -- The interim financial statements relating to February 28, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management, reflect all adjustments consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EV Traditional Municipals Funds as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


2 Distributions to Shareholders
  ------------------------------------------------------------------------------
  The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 1998 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.


3 Shares of Beneficial Interest
  ------------------------------------------------------------------------------
  The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                            Traditional Alabama Fund
                                  ----------------------------------------------
                                      Six Months Ended
                                      February 28, 1997       Year Ended
                                      (Unaudited)             August 31, 1996
  ------------------------------------------------------------------------------
  Sales                                          15,829                26,081

  Issued to shareholders electing
    to receive payments of
    distributions in Fund shares                  7,786                17,910

  Redemptions                                   (83,259)             (382,362)
  ------------------------------------------------------------------------------

  Net decrease                                  (59,644)             (338,371)
  ------------------------------------------------------------------------------

                                            Traditional Arkansas Fund
                                  ----------------------------------------------
                                      Six Months Ended
                                      February 28, 1997       Year Ended
                                      (Unaudited)             August 31, 1996
  ------------------------------------------------------------------------------
  Sales                                           4,756                62,955

  Issued to shareholders electing
    to receive payments of
    distributions in Fund shares                  1,453                 1,919

  Redemptions                                   (16,744)              (11,285)
  ------------------------------------------------------------------------------

  Net increase (decrease)                       (10,535)               53,589
  ------------------------------------------------------------------------------


                                             Traditional Georgia Fund
                                  ----------------------------------------------
                                      Six Months Ended
                                      February 28, 1997       Year Ended
                                      (Unaudited)             August 31, 1996
  ------------------------------------------------------------------------------
  Sales                                          29,153                31,195

  Issued to shareholders electing
    to receive payments of
    distributions in Fund shares                  2,211                 6,426

  Redemptions                                   (18,508)             (131,275)
  ------------------------------------------------------------------------------

  Net increase (decrease)                        12,856                93,654
  ------------------------------------------------------------------------------


                                             Traditional Kentucky Fund
                                  ----------------------------------------------
                                      Six Months Ended
                                      February 28, 1997       Year Ended
                                      (Unaudited)             August 31, 1996
  ------------------------------------------------------------------------------
  Sales                                           9,998                32,415

  Issued to shareholders electing
    to receive payments of
    distributions in Fund shares                  2,146                 5,576

  Redemptions                                   (38,111)              (97,886)
  ------------------------------------------------------------------------------

  Net decrease                                  (25,967)              (59,895)
  ------------------------------------------------------------------------------



                                             Traditional Louisiana Fund
                                  ----------------------------------------------
                                      Six Months Ended
                                      February 28, 1997       Year Ended
                                      (Unaudited)             August 31, 1996
  ------------------------------------------------------------------------------
  Sales                                          11,718                28,551

  Issued to shareholders electing
    to receive payments of
    distributions in Fund shares                  4,362                 8,947

  Redemptions                                   (14,109)              (80,053)
  ------------------------------------------------------------------------------

  Net increase (decrease)                         1,971               (42,555)
  ------------------------------------------------------------------------------

EV Traditional Municipals Funds as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


                                             Traditional Maryland Fund
                                  ----------------------------------------------
                                      Six Months Ended
                                      February 28, 1997       Year Ended
                                      (Unaudited)             August 31, 1996
  ------------------------------------------------------------------------------
  Sales                                          19,782                25,431

  Issued to shareholders electing
    to receive payments of
    distributions in Fund shares                  1,702                 3,146

  Redemptions                                    (3,193)              (24,547)
  ------------------------------------------------------------------------------

  Net increase                                   18,291                 4,030
  ------------------------------------------------------------------------------



                                             Traditional Missouri Fund
                                  ----------------------------------------------
                                      Six Months Ended
                                      February 28, 1997       Year Ended
                                      (Unaudited)             August 31, 1996
  ------------------------------------------------------------------------------
  Sales                                           6,803                19,052

  Issued to shareholders electing
    to receive payments of
    distributions in Fund shares                  4,543                11,872

  Redemptions                                   (47,015)             (110,722)
  ------------------------------------------------------------------------------

  Net decrease                                  (35,669)              (79,798)
  ------------------------------------------------------------------------------



                                           Traditional North Carolina Fund
                                  ----------------------------------------------
                                      Six Months Ended
                                      February 28, 1997       Year Ended
                                      (Unaudited)             August 31, 1996
  ------------------------------------------------------------------------------
  Sales                                          33,118             1,256,008

  Issued to shareholders electing
    to receive payments of
    distributions in Fund shares                  6,305                15,152

  Redemptions                                  (213,436)             (149,338)
  ------------------------------------------------------------------------------

  Net increase (decrease)                      (174,013)            1,121,822
  ------------------------------------------------------------------------------



                                             Traditional Oregon Fund
                                  ----------------------------------------------
                                      Six Months Ended
                                      February 28, 1997       Year Ended
                                      (Unaudited)             August 31, 1996
  ------------------------------------------------------------------------------
  Sales                                           7,172                16,737

  Issued to shareholders electing
    to receive payments of
    distributions in Fund shares                  1,524                 3,385

  Redemptions                                   (10,111)              (44,202)
  ------------------------------------------------------------------------------

  Net decrease                                   (1,415)              (24,080)
  ------------------------------------------------------------------------------



                                          Traditional South Carolina Fund
                                  ----------------------------------------------
                                      Six Months Ended
                                      February 28, 1997       Year Ended
                                      (Unaudited)             August 31, 1996
  ------------------------------------------------------------------------------
  Sales                                          31,372                48,265

  Issued to shareholders electing
    to receive payments of
    distributions in Fund shares                  1,958                 3,369

  Redemptions                                    (6,653)              (88,249)
  ------------------------------------------------------------------------------

  Net increase (decrease)                        26,677               (36,615)
  ------------------------------------------------------------------------------


                                             Traditional Tennessee Fund
                                  ----------------------------------------------
                                      Six Months Ended
                                      February 28, 1997       Year Ended
                                      (Unaudited)             August 31, 1996
  ------------------------------------------------------------------------------
  Sales                                          53,857                43,833

  Issued to shareholders electing
    to receive payments of
    distributions in Fund shares                  3,398                 5,347

  Redemptions                                    (4,933)              (21,117)
  ------------------------------------------------------------------------------

  Net increase                                   52,322                28,063
  ------------------------------------------------------------------------------



                                             Traditional Virginia Fund
                                  ----------------------------------------------
                                      Six Months Ended
                                      February 28, 1997       Year Ended
                                      (Unaudited)             August 31, 1996
  ------------------------------------------------------------------------------
  Sales                                          24,516                35,323

  Issued to shareholders electing
    to receive payments of
    distributions in Fund shares                  1,999                 5,198

  Redemptions                                   (15,811)              (81,523)
  ------------------------------------------------------------------------------

  Net increase (decrease)                        10,704               (41,002)
  ------------------------------------------------------------------------------


4 Transactions with Affiliates
  ------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Funds, $5,657, $7,814, $9,358, $10,314, $10,670, $9,412, $4,696, $10,458,
  $6,938, $10,380 and $8,820 of expenses relating to the operation of the Traditional Alabama Fund,

EV Traditional Municipals Funds as of February 28, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  Traditional Arkansas Fund, Traditional Georgia Fund, Traditional Kentucky Fund, Traditional Missouri Fund, Traditional Oregon Fund, Traditional South Carolina Fund, Traditional Tennessee Fund and Traditional Virginia Fund, respectively, were allocated, on a preliminary basis, to EVM for the six months ended February 28, 1997. Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/trustees of the above organizations. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment advisor fee earned by BMR.

5 Service Plan
  ------------------------------------------------------------------------------
  Each Fund has adopted a service plan (the Plans) designed to meet the service fee requirements of the sales charge rule of The National Association of Securities Dealers, Inc. The Plans provide that each Fund may make service fee payments to EVD, Authorized Firms and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees have initially implemented each Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not exceeding 0.20% of each Fund's average daily net assets for any fiscal year which is attributable to shares of a Fund sold by such persons and remaining outstanding for at least one year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. For the six months ended February 28, 1997, Traditional Alabama Fund, Traditional Arkansas Fund, Traditional Georgia Fund, Traditional Kentucky Fund, Traditional Louisiana Fund, Traditional Maryland Fund, Traditional Missouri Fund, Traditional North Carolina Fund, Traditional Oregon Fund, Traditional South Carolina Fund, Traditional Tennessee Fund and Traditional Virginia Fund paid or accrued service fees in the amount of $3,821, $287, $1,590, $1,178, $1,625, $1,043, $1,810, $6,632, $586, $1,138, $813 and $1,229,
  respectively.

  Certain officers and Trustees of the Fund are officers and/or directors of EVD.

6 Investment Transactions
  ------------------------------------------------------------------------------
  Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended February 28, 1997 were as follows:

  Traditional Alabama Fund
  -----------------------------------------------------------------------------
  Increases                                                          $225,136
  Decreases                                                           967,938

  Traditional Arkansas Fund
  -----------------------------------------------------------------------------
  Increases                                                          $ 41,982
  Decreases                                                           183,962

  Traditional Georgia Fund
  -----------------------------------------------------------------------------
  Increases                                                          $300,945
  Decreases                                                           211,991

  Traditional Kentucky Fund
  -----------------------------------------------------------------------------
  Increases                                                          $123,281
  Decreases                                                           394,788

  Traditional Louisiana Fund
  -----------------------------------------------------------------------------
  Increases                                                          $134,770
  Decreases                                                           170,509

  Traditional Maryland Fund
  -----------------------------------------------------------------------------
  Increases                                                          $165,784
  Decreases                                                            51,149

  Traditional Missouri Fund
  -----------------------------------------------------------------------------
  Increases                                                          $ 90,446
  Decreases                                                           476,580

  Traditional North Carolina Fund
  -----------------------------------------------------------------------------
  Increases                                                          $289,160
  Decreases                                                         2,451,262

  Traditional Oregon Fund
  -----------------------------------------------------------------------------
  Increases                                                          $ 86,819
  Decreases                                                           112,023

  Traditional South Carolina Fund
  -----------------------------------------------------------------------------
  Increases                                                          $325,958
  Decreases                                                            92,686

  Traditional Tennessee Fund
  -----------------------------------------------------------------------------
  Increases                                                          $547,846
  Decreases                                                            89,654

  Traditional Virginia Fund
  -----------------------------------------------------------------------------
  Increases                                                          $248,370
  Decreases                                                           176,408

Alabama Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
-------------------       Principal
                          Amount
          Standard        (000
Moody's   & Poor's        omitted) Security                Value
-------------------------------------------------------------------------

Electric Utilities -- 0.7%
-------------------------------------------------------------------------
Baa1      BBB+        $    500     Puerto Rico Electric
                                   Power Authority,
                                   6.38%, 7/1/24           $   528,775
Baa1      BBB+             180     Puerto Rico Electric
                                   Power Authority,
                                   7.00%, 7/1/07               193,543
-------------------------------------------------------------------------
                                                           $   722,318
-------------------------------------------------------------------------

Escrowed / Prerefunded -- 4.8%
-------------------------------------------------------------------------
NR        BBB         $    350     Gadsen East, AL
                                   Medical Clinic Board
                                   (Baptist Hospital),
                                   7.60%, 11/1/08          $   400,379
NR        BBB            2,000     Gadsen East, AL
                                   Medical Clinic Board
                                   (Baptist Hospital),
                                   7.80%, 11/1/21            2,304,020
A         A-               255     Montgomery, AL
                                   (Jackson Hospital),
                                   7.00%, 3/1/15               278,289
Baa1      BBB+             320     Puerto Rico Electric
                                   Power Authority,
                                   7.00%, 7/1/07               345,347
A1        NR             1,600     University of Alabama
                                   Birmingham Medical and
                                   Educational Foundation
                                   Housing, 7.00%, 12/1/19   1,747,488
------------------------------------------------------------------------
                                                           $ 5,075,523
------------------------------------------------------------------------

General Obligations -- 0.6%
------------------------------------------------------------------------
A1        AA          $    650     Birmingham, AL
                                   U.T.G.O., 5.75%, 6/1/16 $   656,708
------------------------------------------------------------------------
                                                           $   656,708
------------------------------------------------------------------------

Hospitals -- 12.8%
------------------------------------------------------------------------
Aa        AA          $  1,250     Alabama Special Care
                                   (Daughters of
                                   Charity), 5.00%,
                                   11/1/25                 $ 1,126,213
NR        BBB            3,000     Alexander City, AL
                                   Special Care (Russell
                                   Hospital), 6.00%,
                                   12/1/22                   2,902,380
Baa       BBB-           1,000     Baldwin County, AL
                                   (Thomas Hospital),
                                   6.75%, 4/1/21             1,034,240
Baa3      NR             1,000     Cullman, AL Medical
                                   Clinic Board (Cullman
                                   Regional Medical
                                   Center), 6.50%, 2/15/23   1,007,680
Baa1      NR             3,550     Jasper, AL Medical
                                   Clinic Board (Walker
                                   Regional Medical
                                   Center), 6.38%,
                                   7/1/18/(1)/               3,578,542
Baa1      NR             1,000     Jasper, AL Medical
                                   Clinic Board (Walker
                                   Regional Medical
                                   Center), 6.40%, 7/1/11    1,015,370
Baa-3     BBB           $2,000     Marshall, AL
                                   (Boaz-Albertville
                                   Medical Center),
                                   7.00%, 1/1/20             2,106,240
A         A-               745     Montgomery, AL Medical
                                   Clinic Board (Jackson
                                   Hospital), 7.00%,
                                   3/1/15                      789,506
------------------------------------------------------------------------
                                                           $13,560,171
------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control
Revenue -- 13.3%
------------------------------------------------------------------------
A2        NR          $  1,000     Commonwealth of Puerto
                                   Rico Industrial
                                   Medical and
                                   Environmental
                                   Pollution Control
                                   Facility Finance
                                   Authority (American
                                   Home Products), 5.10%,
                                   12/1/18                 $   925,050
Baa3      BB+            1,000     Commonwealth of Puerto
                                   Rico Port Authority
                                   (American Airlines),
                                   (AMT), 6.30%, 6/1/23      1,023,570
Baa1      BBB            1,200     Courtland, AL
                                   (Champion
                                   International
                                   Corporation), 7.20%,
                                   12/1/13                   1,305,576
Baa1      BBB            2,000     Courtland, AL
                                   (Champion
                                   International
                                   Corporation) (AMT),
                                   6.50%, 9/1/25             2,024,880
Baa1      BBB              800     Courtland, AL
                                   (Champion
                                   International
                                   Corporation) (AMT),
                                   7.00%, 6/1/22               840,520
Baa3      BBB-           2,000     Mobile, AL (Mobile
                                   Energy), 6.95%, 1/1/20    2,126,620
Baa3      BB+            2,780     Puerto Rico Port
                                   Authority (American
                                   Airlines), (AMT),
                                   6.25%, 6/1/26             2,862,816
A3        A-             1,000     Selma, AL Solid Waste
                                   Disposal (AMT), 6.00%,
                                   12/1/17                     990,180
A2        A+             2,000     Tallahassee, AL
                                   (United Tech), 6.10%,
                                   8/1/14                    2,072,100
------------------------------------------------------------------------
                                                           $14,171,312
------------------------------------------------------------------------

Insured Education -- 8.0%
------------------------------------------------------------------------
Aaa       AAA         $  1,000     Alabama A&M University
                                   (MBIA), 6.38%, 11/1/09  $ 1,075,800
Aaa       AAA            1,000     Alabama State
                                   University Tuition and
                                   Fee (MBIA), 5.80%,
                                   12/1/20                   1,013,880
Aaa       AAA            4,000     University of Alabama
                                   Student Housing
                                   (MBIA), 5.00%, 6/1/16     3,752,640
Aaa       AAA            2,770     University of South
                                   Alabama Tuition
                                   (AMBAC), 5.00%,
                                   11/15/15                  2,632,470
------------------------------------------------------------------------
                                                           $ 8,474,790
------------------------------------------------------------------------


                       See notes to financial statements

Alabama Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)
------------------    Principal
                      Amount
          Standard    (000
Moody's   & Poor's    omitted)     Security                Value
-----------------------------------------------------------------------

Insured Electric Utilities -- 9.9%
-----------------------------------------------------------------------
Aaa       AAA         $  1,500     Athens, AL Electric
                                   (MBIA), 6.00%, 6/1/25    $1,551,510

Aaa       AAA            2,000     Columbia, AL (AL
                                   Power) (AMBAC), 6.50%,
                                   9/1/23                    2,116,180

Aaa       AAA              250     Commonwealth of Puerto
                                   Rico Electric Power
                                   Authority STRIPES
                                   (FSA), Variable,
                                   7/1/03/(2)/                 276,250

Aaa       AAA            2,500     Dekalb and Cherokee
                                   County, AL Gas
                                   District (AMBAC),
                                   5.50%, 3/1/21             2,449,425

Aaa       AAA            2,000     Tuskegee, AL Utilities
                                   Board (AMBAC), 5.50%,
                                   2/1/22                    1,948,320

Aaa       AAA            2,000     Wilsonville, AL
                                   Pollution Control
                                   Board (MBIA), 6.75%,
                                   2/1/15                    2,160,280
-----------------------------------------------------------------------
                                                           $10,501,965
-----------------------------------------------------------------------

Insured General Obligations -- 8.4%
-----------------------------------------------------------------------
Aaa       AAA         $    250     Fairfield City, AL
                                   (AMBAC), 6.30%, 6/1/22  $   265,728

Aaa       AAA            1,400     Greenville, AL
                                   (AMBAC), 5.25%, 12/1/21   1,330,168

Aaa       AAA            2,065     Hoover, AL (AMBAC),
                                   5.00%, 3/1/20             1,887,142

Aaa       AAA            3,250     Madison, AL School
                                   Warrants (MBIA),
                                   6.00%, 2/1/24             3,352,830

Aaa       AAA            1,535     North Port, AL
                                   (AMBAC), 5.70%, 3/1/21    1,541,846

Aaa       AAA              500     Troy City, AL (CAPG),
                                   6.60%, 6/1/12               552,165
-----------------------------------------------------------------------
                                                           $ 8,929,879
-----------------------------------------------------------------------

Insured Hospitals -- 5.1%
-----------------------------------------------------------------------
Aaa       AAA         $  1,810     Bessemer, AL Medical
                                   Clinic Board (MBIA),
                                   6.00%, 5/15/19          $ 1,846,091

Aaa       AAA            2,000     Huntsville, AL Health
                                   Care Facilities
                                   (MBIA), 6.50%, 6/1/13     2,178,960

Aaa       AAA            1,500     University of Alabama
                                   Hospital Revenue -
                                   Birmingham (MBIA),
                                   5.00%, 10/1/14            1,428,240
-----------------------------------------------------------------------
                                                           $ 5,453,291
-----------------------------------------------------------------------

Insured Miscellaneous -- 4.9%
-----------------------------------------------------------------------
Aaa       AAA         $  4,500     Alabama State Docks
                                   Department (MBIA)
                                   (AMT), 6.30%, 10/1/21   $ 4,705,064

Aaa       AAA         $  1,825     Birmingham Jefferson,
                                   AL Civic Center
                                   Authority (MBIA), 0%,
                                   9/1/18                  $   542,919
------------------------------------------------------------------------
                                                           $ 5,247,983
------------------------------------------------------------------------

Insured Solid Waste -- 4.4%
------------------------------------------------------------------------
Aaa       AAA         $    350     Huntsville, AL Solid
                                   Waste Disposal (FGIC)
                                   (AMT), 7.00%, 10/1/08   $   378,774

Aaa       AAA            4,000     Huntsville, AL Solid
                                   Waste Disposal (FGIC)
                                   (AMT), 7.00%, 10/1/14     4,322,000
------------------------------------------------------------------------
                                                           $ 4,700,774
------------------------------------------------------------------------

Insured Transportation -- 1.3%
------------------------------------------------------------------------
Aaa       AAA         $  1,500     Huntsville-Madison
                                   County Airport, AL
                                   (AMT) (MBIA), 5.40%,
                                   7/1/19/(3)/             $ 1,424,370
-----------------------------------------------------------------------
                                                           $ 1,424,370
-----------------------------------------------------------------------

Insured Water and Sewer -- 20.6%
-----------------------------------------------------------------------
Aaa       AAA         $  1,500     Alabama Water
                                   Pollution Control
                                   Authority (AMBAC),
                                   5.00%, 8/15/15          $ 1,402,125

Aaa       AAA            2,000     Bessemer, AL Water
                                   (AMBAC), 5.75%, 7/1/26    2,015,580

Aaa       AAA            2,000     Chilton, AL Water
                                   Authority (AMBAC),
                                   5.50%, 4/1/21             1,959,380

Aaa       AAA            1,000     Fort Payne, AL
                                   Waterworks Board
                                   (MBIA), 5.25%, 7/1/26       946,350

Aaa       AAA            2,500     Jefferson County, AL
                                   Sewer Revenue (FGIC),
                                   5.38%, 2/1/27             2,392,475

Aaa       AAA            3,075     Prichard, AL Water and
                                   Sewer (AMBAC), 6.13%,
                                   11/15/14                  3,242,680

Aaa       AAA            1,400     Satsuma, AL Waterworks
                                   and Sewer (MBIA),
                                   6.00%, 7/1/25             1,448,384

Aaa       AAA            6,000     Scottsboro, AL Water,
                                   Sewer and Gas (AMBAC),
                                   6.50%, 12/1/14/(4)/       6,554,399

Aaa       AAA              750     West Morgan-East
                                   Lawrence, AL Water
                                   Authority (FGIC),
                                   6.00%, 5/1/22               762,495

Aaa       AAA            1,000     West Morgan-East
                                   Lawrence, AL Water
                                   Authority (FSA),
                                   6.85%, 8/15/25            1,152,330
-----------------------------------------------------------------------
                                                           $21,876,198
-----------------------------------------------------------------------

                       See notes to financial statements

Alabama Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------    Principal
                      Amount
          Standard    (000
Moody's   & Poor's    omitted)     Security                Value
-----------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 0.5%
-----------------------------------------------------------------------
NR        BBB         $    500     Puerto Rico (Guaynabo
                                   Municipal Government
                                   Center Lease), 5.63%,
                                   7/1/22                  $    472,280
-----------------------------------------------------------------------

                                                           $    472,280
-----------------------------------------------------------------------

Miscellaneous -- 0.1%
------------------------------------------------------------------------
NR        A           $    100     Tennessee Valley, AL
                                   Exhibit Commission,
                                   6.70%, 6/1/10           $    109,869
-----------------------------------------------------------------------

                                                           $    109,869
-----------------------------------------------------------------------

Nursing Homes -- 0.9%
-----------------------------------------------------------------------
NR        NR          $    325     Fairhope, AL Midtown
                                   Medical Clinic Board
                                   (Beverly Enterprises),
                                   6.38%, 6/1/09           $    319,491

NR        NR               670     Mobile, AL Midtown
                                   Medical Clinic Board
                                   (Beverly Enterprises),
                                   7.00%, 4/1/07                677,759
-----------------------------------------------------------------------

                                                           $    997,250
-----------------------------------------------------------------------

Special Tax Revenue -- 0.3%
-----------------------------------------------------------------------
NR        NR          $    250     Virgin Islands Public
                                   Finance Authority,
                                   7.25%, 10/1/18          $    270,778
-----------------------------------------------------------------------

                                                           $    270,778
-----------------------------------------------------------------------

Transportation -- 2.0%
-----------------------------------------------------------------------
NR        BBB         $  2,000     Guam Airport Authority
                                   (AMT), 6.70%, 10/1/23   $  2,070,400
-----------------------------------------------------------------------

                                                           $  2,070,400
-----------------------------------------------------------------------

Water and Sewer -- 1.4%
-----------------------------------------------------------------------
NR        NR          $  1,500     Moulton City, AL
                                   Water, 6.30%, 1/1/18    $  1,513,215
-----------------------------------------------------------------------

                                                           $  1,513,215
-----------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
    (identified cost $100,675,836)                         $106,229,074
-----------------------------------------------------------------------

/(1)/ Security has been segregated to cover margin requirements on open financial futures contracts.
/(2)/ Security has been issued as an inverse floater bond.
/(3)/ When issued security.
/(4)/ Security has been segregated to cover when-issued securities.

      AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1997, 62.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.5% to 27.6% of total investments.




                       See notes to financial statements

Arkansas Municipals Portfolio as of February 28, 1997
PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
-------------------   Principal
                      Amounts
           Standard   (000
Moody's    & Poor's   omitted)  Security                             Value
---------------------------------------------------------------------------------
Colleges and Universities -- 3.0%
---------------------------------------------------------------------------------
 NR        A+         $ 2,000   Conway, AR Public Facilities
                                Board Capital Improvement
                                (Hendrix College), 6.00%, 10/1/26    $ 2,038,560
---------------------------------------------------------------------------------
                                                                     $ 2,038,560
---------------------------------------------------------------------------------

Electric Utilities -- 8.7%
---------------------------------------------------------------------------------
 A         NR         $ 1,750   Conway, AR Electric, 5.70%,
                                8/1/09                               $ 1,785,665
 NR        BBB          1,250   Guam Power Authority, 5.25%,
                                10/1/23                                1,110,238
 Baa2      BBB          1,000   Independence, AR Pollution
                                Control (AR Power and Light),
                                6.25%, 1/1/21                          1,017,370
 Baa2      BBB-           750   Jefferson, AR Pollution Control
                                (AR Power and Light), 6.13%,
                                10/1/07                                  750,090
 Baa2      BBB            550   Jefferson, AR Pollution Control
                                (AR Power and Light), 6.30%,
                                6/1/18                                   565,422
 Baa2      BBB            500   Pope County, AR Pollution
                                Control (AR Power and Light),
                                6.30%, 12/1/16                           514,020
 Baa1      BBB+           500   Puerto Rico Electric Power
                                Authority, 0%, 7/1/17                    156,085
---------------------------------------------------------------------------------
                                                                     $ 5,898,890
---------------------------------------------------------------------------------

Escrowed/Prerefunded -- 1.7%
---------------------------------------------------------------------------------
 Aaa       AAA        $   500   Arkansas Development Finance
                                Authority  Wastewater System
                                (MBIA), 7.00%, 6/1/14                $   554,605
 Aaa       AAA            500   Harrison, AR Residential Housing
                                Facility Board Single Family
                                Mortgage (FGIC), 7.40%, 9/1/11           606,215
---------------------------------------------------------------------------------
                                                                     $ 1,160,820
---------------------------------------------------------------------------------

General Obligations -- 3.2%
---------------------------------------------------------------------------------
 Aa        AA         $ 1,000   Arkansas State Capital
                                Appreciation College, 0%, 6/1/14     $   387,460
 Aa        AA             750   Arkansas State College Savings,
                                0%, 6/1/13                               309,443
 Aa        AA           2,750   Arkansas State College Savings,
                                0%, 6/1/14                             1,065,515
 Aa        AA           1,000   Arkansas State College Savings,
                                0%, 6/1/14                               387,460
---------------------------------------------------------------------------------
                                                                     $ 2,149,878
---------------------------------------------------------------------------------

Hospitals -- 17.4%
---------------------------------------------------------------------------------
 Aa        NR         $ 2,750   Arkansas Development
                                Finance Authority Health
                                Care Facilities (Sisters of
                                Mercy), 5.00%, 6/1/19                $ 2,562,807
 Baa       NR             700   Baxter, AR Hospital
                                Improvement, 7.25%, 9/1/07               750,057
 Baa       NR             750   Baxter, AR Hospital
                                Improvement, 7.50%, 9/1/21               804,353
 NR        A            1,000   Little Rock, AR Health
                                Facilities Board (Baptist
                                Medical Center-Parkway
                                Village), 7.00%, 10/1/17               1,077,000
 NR        A+           1,500   Little Rock, AR Health
                                Facilities Board Healthcare
                                (Baptist Medical Center),
                                5.50%, 9/1/15                          1,463,445
 NR        A+           1,125   Little Rock, AR Health
                                Facilities Board Hospital
                                (Baptist Medical Center),
                                6.80%, 11/1/05/(2)/                    1,263,994
 NR        BBB          1,500   Paragould, AR Hospital,
                                6.38%, 10/1/17                         1,523,850
 NR        A-           2,250   Pulaski County, AR
                                Hospitals (Children's
                                Hospital), 6.20%, 3/1/22               2,301,930
---------------------------------------------------------------------------------
                                                                     $11,747,436
---------------------------------------------------------------------------------

Housing -- 10.2%
---------------------------------------------------------------------------------
 A         NR         $ 3,000   Arkansas Development
                                Finance Authority Compound
                                Accretion, 0%, 12/1/11               $ 1,012,500
 NR        AAA          1,295   Arkansas Development
                                Finance Authority Single
                                Family Mortgage (GNMA)
                                (AMT), 5.80%, 6/1/25                   1,284,200
 NR        AAA          1,000   Arkansas Development
                                Finance Authority Single
                                Family Mortgage (GNMA)
                                (AMT), 7.45%, 1/1/27                   1,086,010
 NR        AAA          3,395   Arkansas Development
                                Finance Authority Single
                                Family Mortgage (GNMA/FNMA)
                                (AMT), 6.70%, 7/1/27                   3,515,725
---------------------------------------------------------------------------------
                                                                     $ 6,898,435
---------------------------------------------------------------------------------

Industrial Development Revenue/Pollution Control Revenue -- 17.5%
---------------------------------------------------------------------------------
 NR        A-         $   750   Arkansas State Development
                                Finance Authority Economic
                                Development, 6.00%, 10/1/11          $   761,693
 Baa2      BBB          2,350   Baxter, AR (Aeroquip
                                Corporation), 5.80%, 10/1/13           2,360,317

                       See notes to financial statements

Arkansas Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
-------------------    Principal
                       Amounts
           Standard    (000
Moody's    & Poor's    omitted)   Security                         Value
---------------------------------------------------------------------------------
Industrial Development Revenue /  Pollution Control
Revenue (continued)
---------------------------------------------------------------------------------
 A1        AA-      $2,500        Blytheville, AR Solid Waste
                                  Recycling and Sewer
                                  Treatment (Nucor
                                  Corporation) (AMT), 6.90%,
                                  12/1/21                          $ 2,663,649
 A2        NR          750        Commonwealth of Puerto Rico
                                  Industrial Medical and
                                  Environmental Pollution
                                  Control Facility Finance
                                  Authority (American Home
                                  Products), 5.10%, 12/1/18            693,788
 Baa3      BB+       2,740        Commonwealth of Puerto Rico
                                  Port Authority (American
                                  Airlines), (AMT), 6.30%,
                                  6/1/23                             2,804,581
 A3        A-          735        Gurdon, AR Pollution
                                  Control (International
                                  Paper), 5.75%, 2/1/08                735,044
 A1        AA-       1,000        Jonesboro, AR
                                  (Anheuser-Busch), 6.50%,
                                  11/15/12                           1,066,410
 A3        A-          775        Pine Bluff, AR Solid Waste
                                  Disposal (International
                                  Paper) (AMT), 5.55%, 10/1/17         744,380
---------------------------------------------------------------------------------
                                                                   $11,829,862
---------------------------------------------------------------------------------

Insured Education -- 0.8%
---------------------------------------------------------------------------------
 Aaa       AAA      $  500        University of Central
                                  Arkansas (AMBAC), 6.13%,
                                  4/1/26                           $   527,150
---------------------------------------------------------------------------------
                                                                   $   527,150
---------------------------------------------------------------------------------

Insured Electric Utilities -- 8.5%
---------------------------------------------------------------------------------
 Aaa       AAA      $  450        Commonwealth of Puerto Rico
                                  Electric Power Authority
                                  STRIPES (FSA), Variable,
                                  7/1/03 /(1)/                     $   497,250
 Aaa       AAA         250        North Little Rock, AR
                                  Electric System (MBIA),
                                  6.50%, 7/1/10                        283,425
 Aaa       AAA       3,390        North Little Rock, AR
                                  Electric System (MBIA),
                                  6.50%, 7/1/15                      3,856,734
 Aaa       AAA       1,000        West Memphis, AR Public
                                  Utilities System (MBIA),
                                  6.60%, 1/1/09                      1,108,390
---------------------------------------------------------------------------------
                                                                   $ 5,745,799
---------------------------------------------------------------------------------

Insured General Obligations -- 1.7%
---------------------------------------------------------------------------------
 Aaa       AAA      $  750        Lincoln, AR School District
                                  (MBIA), 5.00%, 2/1/18            $   702,368
 Aaa       AAA         500        Springdale, AR School
                                  District (AMBAC), 5.13%,
                                  6/1/16                               474,160
---------------------------------------------------------------------------------
                                                                   $ 1,176,528
---------------------------------------------------------------------------------

Insured Hospitals -- 5.3%
---------------------------------------------------------------------------------
 Aaa       AAA      $2,610        Jonesboro, AR Residential
                                  Housing and Health Care
                                  Facilities Board Hospital
                                  (Saint Bernard Regional
                                  Medical Center) (AMBAC),
                                  5.90%, 7/1/16                    $ 2,671,543
 Aaa       AAA         400        Saline County, AR
                                  Retirement Housing and
                                  Healthcare Facilities Board
                                  (Evan Lutheran Good
                                  Samaritan) (AMBAC), 5.80%,
                                  6/1/11                               413,552
 Aaa       AAA         500        Saline County, AR
                                  Retirement Housing and
                                  Healthcare Facilities Board
                                  (Evan Lutheran Good
                                  Samaritan) (AMBAC), 6.00%,
                                  6/1/18                               513,530
---------------------------------------------------------------------------------
                                                                   $ 3,598,625
---------------------------------------------------------------------------------

Insured Transportation -- 0.8%
---------------------------------------------------------------------------------
 Aaa       AAA      $  500        Little Rock, AR Municipal
                                  Airport (MBIA), 6.00%,
                                  11/1/14                          $   515,805
---------------------------------------------------------------------------------
                                                                   $   515,805
---------------------------------------------------------------------------------

Insured Water and Sewer -- 5.8%
---------------------------------------------------------------------------------
 Aaa       AAA      $2,000        Arkansas Development
                                  Finance Authority
                                  Wastewater System (MBIA),
                                  5.00%, 6/1/15                    $ 1,902,120
 Aaa       AAA       1,250        Arkansas Development
                                  Finance Authority
                                  Wastewater System (MBIA),
                                  5.40%, 12/1/15                     1,240,138
 Aaa       AAA         300        Beaver, AR Water District
                                  (MBIA), 5.85%, 11/15/08              314,895
 Aaa       AAA         500        Jonesboro, AR Water and
                                  Light (AMBAC), 5.25%,
                                  12/1/13                              491,485
---------------------------------------------------------------------------------
                                                                   $ 3,948,638
---------------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 0.3%
---------------------------------------------------------------------------------
 NR        BBB      $  250        Puerto Rico (Guaynabo
                                  Municipal Government Center
                                  Lease), 5.63%, 7/1/22            $   236,140
---------------------------------------------------------------------------------
                                                                   $   236,140
---------------------------------------------------------------------------------

Pooled Loans -- 2.5%
---------------------------------------------------------------------------------
 A         NR       $1,000        Arkansas State Student Loan
                                  Authority (AMT), 6.25%,
                                  6/1/10                           $ 1,020,650
 A         NR          610        Arkansas State Student Loan
                                  Authority (AMT), 7.25%,
                                  6/1/09                               667,371
---------------------------------------------------------------------------------
                                                                   $ 1,688,021
---------------------------------------------------------------------------------

                       See notes to financial statements

Arkansas Municipals Portfolio as of February 28, 1997
PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
--------------------  Principal
                      Amounts
           Standard   (000
Moody's    & Poor's   omitted)   Security                   Value
--------------------------------------------------------------------------
Special Tax Revenue -- 4.8%
--------------------------------------------------------------------------
 A         NR         $2,000     Little Rock, AR Hotel and
                                 Restaurant Gross Receipts
                                 Tax, 7.38%, 8/1/15            $ 2,403,360
 NR        NR            750     Virgin Islands Public
                                 Finance Authority, 7.25%,
                                 10/1/18                           812,333
--------------------------------------------------------------------------
                                                               $ 3,215,693
--------------------------------------------------------------------------

Water and Sewer -- 7.8%
--------------------------------------------------------------------------
 NR        NR         $1,250     Cross, AR Rural Water,
                                 5.75%, 4/1/18                 $ 1,246,900
 A1        NR          2,500     Little Rock, AR Sewer,
                                 5.50%, 8/1/14                   2,501,750
 NR        NR          1,500     South Sebastian County, AR
                                 Water Users Association,
                                 6.15%, 6/1/23                   1,532,190
--------------------------------------------------------------------------
                                                               $ 5,280,840
--------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
    (identified cost $65,038,418)                              $67,657,120
--------------------------------------------------------------------------

/(1)/ Security has been issued as an inverse floater bond.

/(2)/ Security has been segregated to cover margin requirements on open financial futures contracts.

      AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1997, 22.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.7% to 15.5% of total investments.

                       See notes to financial statements

Georgia Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments-- 100.0%



Ratings
(Unaudited)
-----------------    Principal
                     Amount
           Standard  (000
Moody's    & Poor's  omitted)  Security                       Value
--------------------------------------------------------------------------------
Electric Utilities -- 12.9%
--------------------------------------------------------------------------------
A1          A       $2,000     Burke County, Development
                               Authority Pollution Control
                               (Georgia Power),
                               6.38%, 8/1/24                 $   2,048,820

A           A        1,000     Georgia Municipal Electric
                               Power Authority,
                               0%, 1/1/12                          425,560

A           A        2,000     Georgia Municipal Electric
                               Power Authority,
                               8.25%, 1/1/11                     2,522,260

A1         A+        1,000     Monroe County, Development
                               Authority Pollution Control
                               (Gulf Power Scherer),
                               6.30%, 9/1/24                     1,024,430

A3         A+        1,000     Monroe County, Development
                               Authority Pollution Control
                               (Ogelthorpe Power),
                               6.70%, 1/1/09                     1,124,690

 A3        A+        1,000     Monroe County, Development
                               Authority Pollution Control
                               (Ogelthorpe Power),
                               6.80%, 1/1/12                     1,133,900

 A3        A+        4,000     Monroe County, Development
                               Authority Pollution Control
                               (Ogelthorpe Power),
                               6.55%, 1/1/06                     4,387,440

 Baa1    BBB+          665     Puerto Rico Electric
                               Power Authority,
                               0%, 7/1/17                          207,593
--------------------------------------------------------------------------------
                                                             $  12,874,693
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 1.1%
--------------------------------------------------------------------------------
Aaa       AAA        $  305    Chatham County, Memorial
                               Medical Center, (MBIA),
                               6.85%, 1/1/21                 $     336,799

Aaa        AAA          675    Chatham County, Memorial
                               Medical Center, (MBIA),
                               7.00%, 1/1/21                       748,919

--------------------------------------------------------------------------------
                                                             $   1,085,718
--------------------------------------------------------------------------------

General Obligations -- 7.8%
--------------------------------------------------------------------------------

Aa         AA       $ 300      City of Alpharetta,
                               6.50%, 5/1/10/1/              $     340,683

Aa         AA       2,000      City of Atlanta,
                               6.13%, 12/1/23                    2,087,840

Baa1       A        1,875      Commonwealth of Puerto Rico
                               Aqueduct and Sewer Authority,
                               5.00%, 7/1/19                     1,702,500

Baa1       A        1,000      Commonwealth of Puerto Rico
                               Aqueduct and Sewer Authority,
                               6.25%, 7/1/12                     1,092,750

Aa1        AA+      1,480      Gwinnett County,
                               Water and Sewer,
                               6.50%, 8/1/06                     1,483,594

A           A         450      Paulding County
                               School District,
                               6.63%, 2/1/08                       511,979

Aaa       AA+        $500      State of Georgia,
                               6.30%, 3/1/08/(1)/              $   560,595
--------------------------------------------------------------------------------
                                                             $   7,779,941
--------------------------------------------------------------------------------

Hospitals -- 12.5%
--------------------------------------------------------------------------------

A2        NR         $4,500    City of Savannah (Saint
                               Josephs Hospital Project),
                               6.20%, 7/1/23                 $   4,556,475

Baa       NR          3,500    Fulco County, Georgia
                               Baptist Health,
                               6.38%, 9/1/22                     3,552,640

NR       BBB          1,785    Toombs County, GA
                               (Dr. John M. Meadows
                               Memorial),
                               7.00%, 12/1/17                    1,861,077

NR      BBB+          2,450    Tri City Hospital Authority,
                               6.38%, 7/1/16                     2,452,867
--------------------------------------------------------------------------------
                                                             $  12,423,059
--------------------------------------------------------------------------------
Housing -- 11.4%
--------------------------------------------------------------------------------

Aa        NR         $1,450    Georgia Housing and
                               Finance Authority, (AMT),
                               6.88%, 12/1/20                $   1,509,755

Aa       AA+          3,985    Georgia Housing and Finance
                               Authority, Single Family
                               Mortgage, (AMT),
                               6.55%, 12/1/27                    4,114,831

Aa       AA+          2,395    Georgia Housing and Finance
                               Authority, Single Family
                               Mortgage, (AMT),
                               6.70%, 12/1/25                    2,488,764

Aa       AA+          1,500    Georgia Housing and Finance
                               Authority, Single Family
                               Mortgage, (FHA), (AMT),
                               7.05%, 12/1/20                    1,587,615

Aa       AA+          1,555    Georgia Housing and Finance
                               Authority, Single Family
                               Mortgage, (FHA), (AMT),
                               7.12%, 12/1/26                    1,632,221
--------------------------------------------------------------------------------
                                                             $  11,333,186
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control
Revenue -- 9.4%
--------------------------------------------------------------------------------
A1       AA-         1,000     Cartersville Development
                               Authority,
                               (Anheuser-Busch), (AMT),
                               7.38%, 5/1/09                 $   1,175,140

A2        NR         1,245     Commonwealth of Puerto Rico
                               Industrial Medical and
                               Environmental Pollution
                               Control Facility Finance
                               Authority
                               (American Home Products),
                               5.10%, 12/1/18                    1,151,687

Baa3     BB+         2,250     Commonwealth of Puerto Rico
                               Port Authority
                               (American Airlines) (AMT),
                               6.25%, 6/1/26                     2,317,028

                       See notes to financial statements

Georgia Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings
(Unaudited)
-----------------  Principal
                   Amount
         Standard  (000
Moody's  & Poor's  omitted)    Security                       Value
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue (continued)
--------------------------------------------------------------------------------
NR       AA-        $  500     Savannah Economic
                               Development Authority
                               (Hershey Foods),
                               6.60%, 6/1/12                 $     541,255

NR        NR         1,250     Savannah Economic
                               Development Authority
                               (Savannah Incorporated) (AMT),
                               9.00%, 1/1/15                     1,333,550

A1        A-           750     Savannah Economic Development
                               Authority (Union
                               Camp Corporation),
                               6.80%, 2/1/12                       808,035

NR        AA         2,000     Vienna Water and Sewer
                               (Cargill Project) (AMT),
                               6.00%, 9/1/14                     2,065,440
--------------------------------------------------------------------------------
                                                             $   9,392,135
--------------------------------------------------------------------------------

Insured Electric Utilities -- 6.6%
--------------------------------------------------------------------------------
Aaa      AAA        $  900     Commonwealth of Puerto
                               Rico Electric Power
                               Authority STRIPES (FSA),
                               Variable, 7/1/03/2/           $     994,500

Aaa      AAA         1,000     Cordele Public Utility
                               Authority, (MBIA),
                               6.50%, 11/1/19                    1,091,810

Aaa      AAA           750     Georgia Municipal Electric
                               Power Authority (BIGI),
                               0%, 1/1/07                          459,090

Aaa      AAA         1,000     Georgia Municipal Electric
                               Power Authority (FGIC),
                               5.50%, 1/1/12                     1,011,570

Aaa      AAA         3,000     Georgia Municipal Electric
                               Power Authority, (MBIA),
                               5.50%, 1/1/20                     2,990,100
--------------------------------------------------------------------------------
                                                             $   6,547,070
--------------------------------------------------------------------------------

Insured General Obligations -- 0.5%
--------------------------------------------------------------------------------

NR       AAA        $  500     Commonwealth of Puerto Rico,
                               Public Improvement Bonds,
                               (AMBAC),
                               Variable, 7/1/15/(2)/         $     518,750
--------------------------------------------------------------------------------
                                                             $     518,750
--------------------------------------------------------------------------------

Insured Hospitals -- 18.4%
--------------------------------------------------------------------------------
Aaa      AAA        $1,000     Chatham County (MBIA),
                               5.50%, 1/1/21                 $     970,850

Aaa      AAA         1,000     Clarke County, Hospital
                               Authority (MBIA),
                               5.00%, 1/1/27                       904,700

Aaa      AAA         1,300     Cobb County, Hospital
                               Authority, Kennestone
                               Hospital, (MBIA),
                               5.00%, 4/1/24                     1,170,975

Aaa      AAA         2,000     Fulco County, Northside,
                               (MBIA),
                               5.13%, 10/1/16                    1,879,820

Aaa      AAA         2,225     Gainsville and Hall County,
                               (North East Healthcare),
                               (MBIA),
                               6.00%, 10/1/25                    2,276,509

Aaa      AAA        $1,500     Gwinnett County, Gwinnett
                               Hospital, (AMBAC),
                               5.00%, 9/1/13                     1,425,555

Aaa      AAA         2,000     Liberty County (MBIA),
                               5.25%, 8/1/21                     1,885,800

Aaa      AAA         2,500     Macon-Bibb County, Medical
                               Center of Central Georgia,
                               (FGIC),
                               5.00%, 8/1/14                     2,367,625

Aaa      AAA         1,500     Medical Center Hospital
                               Authority Floats (MBIA),
                               Variable, 8/1/10/2/               1,708,125

Aaa      AAA         2,000     Medical Center, Columbus
                               Regional Healthcare, (MBIA),
                               6.40%, 8/1/06                     2,176,560

Aaa     AAA          1,375     Walker, Dade and Catoosa
                               Counties Hospital, (FGIC),
                               7.00%, 10/1/10                    1,521,878
--------------------------------------------------------------------------------
                                                             $  18,288,397
--------------------------------------------------------------------------------

Insured Lease Revenue / Certificates of
Participation -- 1.1%
--------------------------------------------------------------------------------
Aaa     AAA         $1,000     East Point Building
                               Authority, (FGIC),
                               6.00%, 2/1/10                 $   1,055,400
--------------------------------------------------------------------------------
                                                             $   1,055,400
--------------------------------------------------------------------------------

Insured Special Tax Revenue -- 4.1%
--------------------------------------------------------------------------------
Aaa     AAA         $1,000     City of Atlanta and
                               Fulton County, Recreation
                               Authority (MBIA),
                               5.38%, 12/1/26                $     961,200

Aaa     AAA          1,000     Metropolitan Atlanta
                               Rapid Transit
                               Authority, (AMBAC),
                               5.13%, 7/1/19                       933,160

Aaa     AAA          1,000     Metropolitan Atlanta Rapid
                               Transit Authority, (AMBAC),
                               6.25%, 7/1/11                     1,104,600

Aaa     AAA          1,000     Metropolitan Atlanta Rapid
                               Transit Authority, (AMBAC),
                               6.25%, 7/1/20                     1,097,140
--------------------------------------------------------------------------------
                                                             $   4,096,100
--------------------------------------------------------------------------------

Insured Water and Sewer -- 4.7%
--------------------------------------------------------------------------------
Aaa     AAA         $1,975     Cherokee County, Water and
                               Sewer Authority (MBIA),
                               6.88%, 8/1/13                 $   2,179,808

Aaa     AAA          2,700     City of Atlanta, Water and
                               Sewer (FGIC),
                               5.00%, 1/1/15                     2,554,929
--------------------------------------------------------------------------------
                                                             $   4,734,737
--------------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.1%

Aa       AA         $2,300     Fulton County, Building
                               Authority, Judicial Center,
                               0%, 1/1/10                    $   1,153,036
--------------------------------------------------------------------------------
                                                             $   1,153,036
--------------------------------------------------------------------------------

                       See notes to financial statements

Georgia Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings
(Unaudited)
-----------------    Principal
                     Amount
           Standard  (000
Moody's    & Poor's  omitted)  Security                       Value
--------------------------------------------------------------------------------


Life Care -- 1.6%
--------------------------------------------------------------------------------
NR       NR         $1,500      De Kalb County, Private
                                Hospital Authority
                                (Atlanta Incorporated),
                                8.50%, 3/1/25                $   1,561,770
--------------------------------------------------------------------------------
                                                             $   1,561,770
--------------------------------------------------------------------------------


Miscellaneous -- 1.0%
--------------------------------------------------------------------------------
NR      NR          $1,000      City of Atlanta, Downtown
                                Development Authority
                                Childcare Facilities
                                (Central Atlanta
                                Hospitality Childcare,
                                Incorporated),
                                8.00%, 1/1/26                $     979,240
--------------------------------------------------------------------------------
                                                             $     979,240
--------------------------------------------------------------------------------


Solid Waste -- 1.1%
--------------------------------------------------------------------------------
A1       A+         $1,000      Savannah Resource
                                Recovery (Savannah Energy
                                Systems Company),
                                6.30%, 12/1/06               $   1,055,310
--------------------------------------------------------------------------------
                                                             $   1,055,310
--------------------------------------------------------------------------------


Special Tax Revenue -- 4.7%
--------------------------------------------------------------------------------
Baa1      A         $2,250      Commonwealth of Puerto Rico
                                Highway and Transportation
                                Authority,
                                5.00%, 7/1/36                $   1,999,013

Baa1      A          1,250      Commonwealth of Puerto Rico
                                Highway and Transportation
                                Authority,
                                5.50%, 7/1/36                    1,200,450

NR       NR          1,400      Virgin Islands Public
                                Finance Authority,
                                7.25%, 10/1/18                   1,516,354
--------------------------------------------------------------------------------
                                                             $   4,715,817
--------------------------------------------------------------------------------


Total Tax-Exempt Investments -- 100.0%
    (identified cost $94,112,523)                            $  99,594,359
--------------------------------------------------------------------------------


(1) Security has been segregated to cover margin requirements on open financial futures contracts.
(2) Security has been issued as an inverse floater bond.

    AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1997, 35.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.0% to 19.9% of total investments.


                       See notes to financial statements

Kentucky Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
-------------------- Principal
                     Amount
           Standard  (000
Moody's    & Poor's  omitted)  Security                   Value
-------------------------------------------------------------------------------

Education -- 2.7%
-------------------------------------------------------------------------------
 A1        AA-      $  500     University of Kentucky
                               Consolidated Educational
                               Buildings, 6.40%, 5/1/09     $     533,405
 A1        AA-         785     University of Kentucky
                               Consolidated Educational
                               Buildings, 6.40%, 5/1/11           833,066
 A1        AA-       1,000     University of Louisville
                               Consolidated Educational
                               Buildings, 5.40%, 5/1/08         1,020,380
 A1        AA-       1,000     University of Louisville
                               Consolidated Educational
                               Buildings, 5.40%, 5/1/11         1,004,310
-------------------------------------------------------------------------------
                                                            $   3,391,161
-------------------------------------------------------------------------------

Electric Utilities -- 6.9%
-------------------------------------------------------------------------------
 Aa2       AA-      $3,450     Carroll County, KY
                               Collateralized Solid Waste
                               Disposal Facilities
                               (Kentucky Utilities
                               Company), 5.75%, 12/1/23     $   3,463,662
 NR        BBB         400     Guam Power Authority,
                               5.25%, 10/1/23                     355,276
 Aa2       AA-       1,000     Muhlenburg County, KY
                               Collateralized Pollution
                               Control, Utilities
                               Company, 6.25%, 2/1/18           1,048,340
 Baa1      BBB+      3,500     Puerto Rico Electric Power
                               Authority, 0%, 7/1/17            1,092,595
 Baa1      BBB+        500     Puerto Rico Electric Power
                               Authority, 5.50%, 7/1/25           475,550
 Baa1      BBB+      2,250     Puerto Rico Electric Power
                               Authority, 6.38%, 7/1/24         2,379,488
-------------------------------------------------------------------------------
                                                            $   8,814,911
-------------------------------------------------------------------------------

Escrowed/Prerefunded -- 5.1%
-------------------------------------------------------------------------------
 NR        NR       $  190     Kentucky Development
                               Finance Authority, Saint
                               Claire Medical Center,
                               7.12%, 9/1/21                $     212,015
 Aaa       NR          510     Lexington-Fayette County,
                               KY Government Public
                               Facilities, 6.40%, 4/1/12          562,622
 Aaa       AAA       4,155     Puerto Rico Highway and
                               Transportation Authority -
                               Highway Revenue, 6.63%,
                               7/1/18                           4,656,798
 Aaa       A         1,000     University of Puerto Rico
                               Revenue, 6.50%, 6/1/13           1,035,650
-------------------------------------------------------------------------------
                                                            $   6,467,085
-------------------------------------------------------------------------------

General Obligations -- 1.2%
-------------------------------------------------------------------------------
 Baa1      A        $  500     Commonwealth of Puerto
                               Rico, 5.40%, 7/1/25          $     474,625
 NR        A+        1,030     Kentucky League of Cities
                               Funding Trust Floating
                               Indebtedness Certificates
                               of Participation, 6.15%,
                               8/1/13                           1,082,468
-------------------------------------------------------------------------------
                                                            $   1,557,093
-------------------------------------------------------------------------------

Hospitals -- 0.9%
-------------------------------------------------------------------------------
 Baa1      BBB      $  975     Russell County, KY
                               Franciscan Sisters of the
                               Poor Health System, 8.10%,
                               7/1/15                       $   1,100,902
-------------------------------------------------------------------------------
                                                            $   1,100,902
-------------------------------------------------------------------------------

Housing -- 3.7%
-------------------------------------------------------------------------------
 NR        AAA      $1,470     Boone County, KY
                               Multifamily Housing
                               Mortgage, Walnut Creek
                               Apartments, (FHA), 7.00%,
                               1/1/27                       $   1,529,623
 Aaa       AAA       2,500     Kentucky Housing
                               Corporation, Multifamily
                               Mortgage, 6.30%, 1/1/28          2,540,250
 Aaa       AAA         680     Kentucky Housing
                               Corporation, Single Family
                               Mortgage, (FHA), (AMT),
                               7.45%, 1/1/23                      714,456
-------------------------------------------------------------------------------
                                                            $   4,784,329
-------------------------------------------------------------------------------

Industrial Development Revenue/Pollution
Control Revenue -- 21.0%
-------------------------------------------------------------------------------
 Baa1      NR       $2,425     Ashland, KY Sewerage and
                               Solid Waste Disposal
                               (AMT), 7.12%, 2/1/22         $   2,627,197
 NR        NR        1,000     City of Elsmmere, KY,
                               6.75%, 4/1/10                    1,034,210
 A2        NR        1,190     Commonwealth of Puerto
                               Rico Industrial Medical
                               and Environmental
                               Pollution Control Facility
                               Finance Authority
                               (American Home Products),
                               5.10%, 12/1/18                   1,100,810
 Baa3      BB+         500     Commonwealth of Puerto
                               Rico Port Authority
                               (American Airlines),
                               (AMT), 6.30%, 6/1/23               511,785
 NR        NR        3,075     Fulton County, KY
                               Industrial Building,
                               H.I.S. - Chic Jeans,
                               (AMT), 7.50%, 2/1/10             3,146,186
 NR        A-        2,370     Hancock County, KY Soild
                               Waste Disposal
                               (Williamette Corporation)
                               (AMT), 6.60%, 5/1/26             2,459,681

                       See notes to financial statements

Kentucky Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings
(Unaudited)           Principal
--------------------
                      Amount
            Standard  (000
 Moody's    & Poor's  omitted)  Security                    Value
-------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue (continued)
-------------------------------------------------------------------------------
 NR        NR       $1,500     Hancock County, KY Solid
                               Waste Disposal (Southwire
                               Company) (AMT), 7.75%,
                               7/1/26                       $   1,551,945
 Baa2      BBB-      3,000     Henderson County, KY Solid
                               Waste Disposal (MacMillan
                               Bloedel) (AMT), 7.00%,
                               3/1/25                           3,181,320
 Aa3       AA-       1,000     Jefferson County, KY
                               Pollution Control (E.I. du
                               Pont de Nemours), 6.30%,
                               7/1/12                           1,078,490
 Aa        NR        3,000     Kenton County, KY (FHA),
                               6.95%, 12/1/26/(4)/              3,249,810
 NR        BB-         985     Owensboro County, KY
                               (KMart Corporation),
                               6.80%, 12/1/07                     998,268
 NR        NR        1,500     Perry County, Solid Waste
                               Disposal (TJI
                               International), 6.80%,           1,547,685
                               5/1/26
 NR        BB-         915     Powderly, KY (KMart
                               Corporation), 6.90%, 3/1/07        932,257
 A1        A         2,820     Wickliffe, KY Solid Waste
                               Disposal (Westvaco
                               Corporation) (AMT), 6.38%,
                               4/1/26                           2,922,140
 Baa3      NR          500     Winchester County, KY
                               (Kroger Corporation),
                               6.90%, 7/1/01                      512,695
-------------------------------------------------------------------------------
                                                            $  26,854,479
-------------------------------------------------------------------------------

Industrial Development Revenue/ Pollution
Control Revenue -- 2.0%
-------------------------------------------------------------------------------
 Baa1      BBB      $2,355     Ashland, KY Solid Waste
                               Disposal (AMT), 7.20%,
                               10/1/20                      $   2,507,180
-------------------------------------------------------------------------------
                                                            $   2,507,180
-------------------------------------------------------------------------------

Insured Education -- 0.6%
-------------------------------------------------------------------------------
 Aaa       AAA      $  700     Northern, KY University
                               Educational Buildings
                               (AMBAC), 6.25%, 5/1/12       $     743,155
-------------------------------------------------------------------------------
                                                            $     743,155
-------------------------------------------------------------------------------

Insured Electric Utilities -- 2.0%
-------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Boone County, KY Pollution
                               Control, (MBIA), 5.50%,
                               1/1/24/(1)/                  $     963,950
 Aaa       AAA       1,600     Commonwealth of Puerto
                               Rico, Telephone Authority,
                               (MBIA), Variable,
                               1/16/15/(2)/                     1,548,000
-------------------------------------------------------------------------------
                                                            $   2,511,950
-------------------------------------------------------------------------------

Insured General Obligations -- 2.0%
-------------------------------------------------------------------------------
 Aaa       AAA      $1,695     Jefferson County, KY
                               School District Finance
                               Corporation, (FSA), 5.13%,
                               11/1/15                      $   1,639,302
 Aaa       AAA       1,000     Jefferson County, KY
                               School District Finance
                               Corporation, (MBIA),
                               4.88%, 1/1/13                      936,910
-------------------------------------------------------------------------------
                                                            $   2,576,212
-------------------------------------------------------------------------------

Insured Hospitals -- 10.3%
-------------------------------------------------------------------------------
 Aaa       AAA      $2,500     Daviess County, KY ODCH
                               Incorporated, (MBIA),
                               6.25%, 8/1/22/(4)/           $   2,630,800
 Aaa       AAA       2,500     Jefferson County, KY
                               Health Facilities (AMBAC),
                               6.50%, 5/1/15                    2,697,525
 Aaa       AAA       1,750     Jefferson County, KY
                               Health Facilities (AMBAC),
                               6.55%, 5/1/22                    1,892,205
 Aaa       AAA       4,000     Kentucky Development
                               Finance Authority (Saint
                               Luke's Hospital) (MBIA),
                               7.00%, 10/1/21                   4,420,280
 Aaa       AAA       1,750     Kentucky Economic
                               Development Finance
                               Authority (Baptist
                               Healthcare) (MBIA), 5.00%,
                               8/15/24                          1,579,830
-------------------------------------------------------------------------------
                                                            $  13,220,640
-------------------------------------------------------------------------------

Insured Transportation -- 5.9%
-------------------------------------------------------------------------------
 Aaa       AAA      $3,550     Kenton County, KY Airport,
                               6.30%, 3/1/15/(4)/           $   3,808,511
 Aaa       AAA       1,195     Kenton County, KY Airport
                               Revenue Board, (MBIA)
                               (AMT), 6.45%, 3/1/15/(3)/        1,220,454
 Aaa       AAA       1,000     Kenton County, KY
                               Cincinnati/Northern
                               Kentucky Airport, (FSA),
                               (AMT), 6.30%, 3/1/15             1,046,020
 Aaa       AAA       1,000     Kentucky Economic
                               Development Authority,
                               State Turnpike
                               Revitalization, (AMBAC),
                               5.50%, 7/1/11                    1,008,240
 Aaa       AAA       1,000     Kenton Economic
                               Development Authority,
                               State Turnpike
                               Revitalization, (FGIC),
                               0%, 7/1/10                         507,630
-------------------------------------------------------------------------------
                                                            $   7,590,855
-------------------------------------------------------------------------------

                       See notes to financial statements

Kentucky Municipals Portfolio as of February 28, 1997
PORTFOLIO OF INVESTMENTS CONT'D


Ratings
(Unaudited)           Principal
--------------------
                      Amount
            Standard  (000
Moody's     & Poor's  omitted)  Security                    Value
-------------------------------------------------------------------------------

Insured Water and Sewer -- 6.1%
-------------------------------------------------------------------------------
 Aaa       AAA      $2,000     Kenton County, KY Water
                               District Waterworks,
                               (FGIC), 6.00%, 2/1/17        $   2,092,400
 Aaa       AAA         800     Kenton County, KY Water
                               District Waterworks,
                               (FGIC), 6.38%, 2/1/17              858,800
 Aaa       AAA         500     Lexington-Fayette County,
                               KY Government Sewer
                               System, (MBIA), 6.38%,
                               7/1/12                             535,985
 Aaa       AAA       1,000     Louisville and Jefferson
                               County, KY Sewer District,
                               (AMBAC), 6.75%, 5/15/19          1,119,990
 Aaa       AAA       2,000     Louisville and Jefferson
                               County, KY Sewer District,
                               (AMBAC), 6.75%, 5/15/25          2,239,980
 Aaa       AAA       1,000     Louisville and Jefferson
                               County, KY Sewer District,
                               (FGIC), 5.20%, 5/15/26             940,660
-------------------------------------------------------------------------------
                                                            $   7,787,815
-------------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 19.0%
-------------------------------------------------------------------------------
 A         A        $1,300     Boone County, KY School
                               District, 6.75%, 9/1/11      $   1,423,968
 A1        A+        1,200     Fayette County, KY School
                               District Finance
                               Corporation, 5.38%, 1/1/15       1,183,668
 A1        A+        2,315     Fayette County, KY School
                               District Finance
                               Corporation, 5.38%, 1/1/17       2,267,820
 A1        A+        4,990     Jefferson County, KY
                               Capital Projects
                               Corporation, 0.00%, 8/15/15      1,696,301
 A1        A+          905     Jefferson County, KY
                               School District Finance
                               Corporation, 4.88%, 1/1/11         859,460
 A1        A+        1,250     Jefferson County, KY
                               School District Finance
                               Corporation, 4.88%, 1/1/12       1,179,225
 A         A         1,000     Jessamine County, KY
                               School District Finance
                               Corporation, 5.38%, 1/1/17         978,440
 A         A+        1,500     Kentucky State Property
                               and Buildings Commission,
                               5.00%, 9/1/13                    1,410,780
 A         A+        2,500     Kentucky State Property
                               and Buildings Commission,
                               6.00%, 9/1/14                    2,603,800
 A         A-        1,000     Louisville, KY Public
                               Property Corporation,
                               6.80%, 12/1/22                   1,098,510
 A         NR        1,000     Meade County, KY School
                               District, 5.70%, 7/1/15          1,014,020
 Aa        NR       $2,000     Mount Sterling, KY Lease,
                               6.15%, 3/1/13                $   2,036,000
 Aa        NR        4,500     Mount Sterling, KY Lease,
                               6.20%, 3/1/18                    4,592,339
 A         NR        2,000     Owensboro County, KY
                               Airport Lease, 5.88%,
                               6/1/15                           2,007,440
-------------------------------------------------------------------------------
                                                            $  24,351,771
-------------------------------------------------------------------------------

Life Care -- 0.8%
-------------------------------------------------------------------------------
 NR        A-       $1,000     Christian County, KY
                               Hospital, 6.00%, 7/1/17      $   1,015,110
-------------------------------------------------------------------------------
                                                            $   1,015,110
-------------------------------------------------------------------------------

Nursing Homes -- 0.7%
-------------------------------------------------------------------------------
 NR        NR       $  835     Jefferson County, KY
                               Health Facilities, Beverly
                               Enterprises, 9.75%, 8/1/07   $     914,910
-------------------------------------------------------------------------------
                                                            $     914,910
-------------------------------------------------------------------------------

Special Tax Revenue -- 0.4%
-------------------------------------------------------------------------------
 NR        NR       $  500     Virgin Islands Public
                               Finance Authority, 7.25%,
                               10/1/18                      $     541,555
-------------------------------------------------------------------------------
                                                            $     541,555
-------------------------------------------------------------------------------

Transportation -- 6.9%
-------------------------------------------------------------------------------
 NR        BBB      $3,000     Guam Airport Authority
                               (AMT), 6.70%, 10/1/23        $   3,105,600
 Baa3      BB+         500     Kenton County, KY  Airport
                               (Delta Airlines) (AMT),
                               7.50%, 2/1/20                      541,175
 Baa3      BB+       3,400     Kenton County, KY Airport
                               (Delta Airlines) (AMT),
                               6.13%, 2/1/22                    3,342,676
 Baa3      BB+       1,500     Kenton County, KY Airport
                               (Delta Airlines) (AMT),
                               7.12%, 2/1/21                    1,597,140
 Baa3      BB+         250     Kenton County, KY Airport
                               (Delta Airlines) (AMT),
                               7.50%, 2/1/12                      270,698
-------------------------------------------------------------------------------
                                                            $   8,857,289
-------------------------------------------------------------------------------

Kentucky Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)   Principal
--------------------
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)  Security                    Value
-------------------------------------------------------------------------------

Water and Sewer -- 1.8%
-------------------------------------------------------------------------------
 NR        A        $1,500     Campbell County, KY Water
                               District, 6.60%, 12/1/11     $   1,635,615
 A         NR          650     Harden County, KY Water
                               District, 6.50%, 9/1/12            694,070
-------------------------------------------------------------------------------
                                                            $   2,329,685
-------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
    (identified cost $121,126,820)                          $127,918,087
-------------------------------------------------------------------------------

/(1)/ Security has been segregated to cover margin requirements on open financial futures contracts.
/(2)/ Security has been issued as an inverse floater bond.
/(3)/ When-issued security.
/(4)/ Security has been segregated to cover when-issued securities.

      AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1997, 26.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.1% to 13.8% of total investments.

                       See notes to financial statements

Louisiana Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
--------------------   Principal
                       Amount
            Standard   (000
Moody's     & Poor's   omitted)  Security                          Value
--------------------------------------------------------------------------------

Education -- 0.8%
--------------------------------------------------------------------------------
Aaa        NR        $  150      Louisiana Public Facilities
                                 Authority, Guaranteed
                                 Student Loan Revenue Bonds,
                                 (AMT), 6.75%, 9/1/06               $   158,714

A          NR           100      Louisiana Public Facilities
                                 Authority, Student Loan
                                 Revenue Bonds (AMT), 7.00%,
                                 9/1/06                                 105,757
--------------------------------------------------------------------------------
                                                                    $   264,471
--------------------------------------------------------------------------------

Electric Utilities -- 1.9%
--------------------------------------------------------------------------------
Ba1        BB+       $  150      Pointe Coupe Parish, LA
                                 (Gulf States Utilities
                                 Company), 6.70%, 3/1/13            $   153,465
Baa2       BBB          500      Saint Charles Parish, LA
                                 Power and Light (AMT),
                                 6.20%, 5/1/23                          501,945
--------------------------------------------------------------------------------
                                                                    $   655,410
--------------------------------------------------------------------------------

Hospitals -- 5.9%
--------------------------------------------------------------------------------
Baa1       NR        $1,000      Lafourche Parish, LA
                                 Hospital Service District,
                                 6.00%, 10/1/23                     $   973,400
NR         A-           750      Saint Tammany Parish, LA
                                 Hospital Service District,
                                 6.50%, 7/1/17                          777,105
NR         A-           250      Saint Tammany Parish, LA
                                 Hospital Service District,
                                 6.50%, 7/1/22                          256,788
--------------------------------------------------------------------------------
                                                                    $ 2,007,293
--------------------------------------------------------------------------------

Housing -- 31.1%
--------------------------------------------------------------------------------
Aaa        NR        $   95      East Baton Rouge Mortgage
                                 Finance Authority, Single
                                 Family (AMT), (GNMA),
                                 7.88%, 12/1/21                     $   100,767
Aaa        NR           235      East Baton Rouge Mortgage
                                 Finance Authority, Single
                                 Family (AMT), (GNMA/FNMA),
                                 7.10%, 10/1/24                         247,244
Aaa        NR           745      East Baton Rouge Mortgage
                                 Finance Authority, Single
                                 Family (GNMA/FNMA), 7.00%, 4/1/32      776,387
Aaa        NR           500      Louisiana Housing Finance
                                 Agency, 6.38%, 12/1/27                 510,520
NR         AAA          150      Louisiana Housing Finance
                                 Authority, Multifamily
                                 Housing (Westview Apartment
                                 II) (AMT), (FHA), 7.95%, 1/1/32        159,837
NR         AAA          620      Louisiana Housing Finance
                                 Authority, Multifamily,
                                 (FHA), 6.95%, 7/1/16                   639,040
Aaa        NR           600      Louisiana Housing Finance
                                 Authority, Single Family,
                                 (AMT), (GNMA), 6.30%, 12/1/27          608,622
Aaa        NR         1,250      Louisiana Housing Finance
                                 Authority, Single Family,
                                 (AMT), (GNMA), 8.00%, 3/1/25         1,403,738
Aaa        NR           655      Louisiana Housing Finance
                                 Authority, Single Family,
                                 (AMT), (GNMA/FNMA), 6.55%, 12/1/26     672,678
NR         AAA          250      Louisiana Public Facilities
                                 Authority, 6.05%, 1/1/26               249,638
NR         A          1,000      Louisiana Public Facilities
                                 Authority, Multifamily
                                 Housing - Windsor Housing,
                                 6.25%, 1/1/26                        1,009,270
Aaa        NR         1,900      New Orleans Home Mortgage
                                 Authority, Single Family,
                                 (AMT), (GNMA/FNMA), 6.30%, 6/1/28    1,918,334
NR         AAA        1,850      Parish of Jefferson, Home
                                 Mortgage Authority, (AMT),
                                 (GNMA/FNMA), 7.35%, 12/1/16          2,025,250
A          NR           350      Shreveport Housing Finance
                                 Authority, Multifamily
                                 (Goodman Plaza), 6.10%, 8/1/19         349,979
--------------------------------------------------------------------------------
                                                                    $10,671,304
--------------------------------------------------------------------------------

Industrial Development Revenue/Pollution Control Revenue --
11.5%
--------------------------------------------------------------------------------
A3         A-        $1,750      City of Bastrop, LA
                                 (International Paper Company)
                                 (AMT), 6.60%, 3/1/19               $ 1,853,389
Baa3       BB+          900      Commonwealth of Puerto Rico
                                 Port Authority (American
                                 Airlines) (AMT), 6.25%, 6/1/26         926,811
A-3        A-           750      De Soto Parish, LA
                                 (International Paper
                                 Company) (AMT), 7.70%, 11/1/18         857,258
Aa3        NR           150      De Soto Parish, LA
                                 (Southwestern Electric
                                 Power Company), 7.60%, 1/1/19          169,553
Baa1       BBB+         150      South Louisiana Port
                                 Commission (GATX Terminals
                                 Corporation), 7.00%, 3/1/23            157,263
--------------------------------------------------------------------------------
                                                                    $ 3,964,274
--------------------------------------------------------------------------------

Insured Education -- 4.8%
--------------------------------------------------------------------------------
Aaa        AAA       $  500      Louisiana Public Facilities
                                 Authority (Tulane
                                 University) (AMBAC), 6.05%,        $   519,180
                                 10/1/25


                       See notes to financial statements

Louisiana Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D



Ratings (Unaudited)
-------------------- Principal
                     Amount
           Standard  (000
Moody's    & Poor's  omitted)    Security                           Value
--------------------------------------------------------------------------------
Insured Education (continued)
--------------------------------------------------------------------------------
Aaa        AAA       $1,100      Louisiana State University
                                 and Agricultural and
                                 Mechanical College (FGIC),
                                 5.75%, 7/1/14                      $ 1,114,971
--------------------------------------------------------------------------------

                                                                    $ 1,634,151
--------------------------------------------------------------------------------

Insured Electric Utilities -- 0.5%
--------------------------------------------------------------------------------
Aaa        AAA       $  150      City of Alexandria, Utility
                                 Revenue Bonds, (FGIC),
                                 6.00%, 5/1/06                      $   159,465
--------------------------------------------------------------------------------

                                                                    $   159,465
--------------------------------------------------------------------------------

Insured General Obligations -- 3.8%
--------------------------------------------------------------------------------
NR         AAA       $  250      Commonwealth of Puerto
                                 Rico, Public Improvement
                                 Bonds, (AMBAC), Variable,
                                 7/1/15/(1)/                        $   259,375

Aaa        AAA        3,000      New Orleans, (AMBAC), 0%,
                                 9/1/15                               1,063,950
--------------------------------------------------------------------------------
                                                                    $ 1,323,325
--------------------------------------------------------------------------------

Insured Hospitals -- 4.7%
--------------------------------------------------------------------------------
Aaa        AAA       $  100      Louisiana Public Facilities
                                 Authority Hospital (MBIA),
                                 Variable, 12/1/14/(1)/             $   108,125

Aaa        AAA        1,500      Ouachita Parish, Glenwood
                                 Medical Center, (FSA),
                                 5.75%, 5/15/21                       1,504,680
--------------------------------------------------------------------------------
                                                                    $ 1,612,805
--------------------------------------------------------------------------------

Insured Housing -- 0.2%
--------------------------------------------------------------------------------
Aaa        AAA       $  610      East Baton Rouge Mortgage
                                 Finance Authority, Single
                                 Family (MBIA) (GNMA/FNMA),
                                 0%, 10/1/15                        $    87,999
--------------------------------------------------------------------------------
                                                                    $    87,999
--------------------------------------------------------------------------------

Insured Special Tax Revenue -- 9.1%
--------------------------------------------------------------------------------
Aaa        AAA       $1,000      Louisiana Stadium and
                                 Exposition District, Hotel
                                 Occupancy Tax and Stadium
                                 Revenue (FGIC), 6.00%, 7/1/24      $ 1,029,070

Aaa        AAA        2,000      Orleans Levee District,
                                 (FSA), 5.95%, 11/1/14                2,081,019
--------------------------------------------------------------------------------
                                                                    $ 3,110,089
--------------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 4.4%
--------------------------------------------------------------------------------
Aa2        AA        $1,500      Saint Bernard Parish (Mobil
                                 Oil), 5.90%, 11/1/26               $ 1,505,760
--------------------------------------------------------------------------------
                                                                    $ 1,505,760
--------------------------------------------------------------------------------

Life Care -- 16.1%
--------------------------------------------------------------------------------
NR         NR        $  500      Louisiana Housing Finance
                                 Agency (HCC Assisted Living
                                 Group) (AMT), 9.00%, 3/1/25        $   530,495

NR         AAA          500      Louisiana Housing Finance
                                 Agency (Saint Dominic
                                 Assisted Care Facility)
                                 (GNMA), 6.85%, 9/1/25                  535,945

Aaa        AAA        2,000      Louisiana Housing Finance
                                 Agency (Saint Joseph's
                                 Manor Retirement Center)
                                 (GNMA), 7.80%, 12/1/35               2,227,299

NR         BBB        1,150      Louisiana Public Facilities
                                 Authority (Glen Retirement
                                 System), 6.70%, 12/1/25              1,165,146

NR         BBB          750      Louisiana Public Facilities
                                 Authority, General Health
                                 System, 6.80%, 11/1/16                 765,353

NR         NR           300      Saint Tammany, LA Public
                                 Trust Financing Authority,
                                 9.00%, 11/15/25                        319,584
--------------------------------------------------------------------------------
                                                                    $ 5,543,822
--------------------------------------------------------------------------------

Special Tax Revenue -- 3.6%
--------------------------------------------------------------------------------
Baa1       A         $1,375      Commonwealth of Puerto Rico
                                 Highway and Transportation
                                 Authority, 5.00%, 7/1/22           $ 1,227,270
--------------------------------------------------------------------------------
                                                                    $ 1,227,270
--------------------------------------------------------------------------------

                       See notes to financial statements

Louisiana Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D



Ratings (Unaudited)
-------------------- Principal
                     Amount
           Standard  (000
Moody's    & Poor's  omitted)    Security                           Value
--------------------------------------------------------------------------------
Transportation -- 1.6%
--------------------------------------------------------------------------------
A          A-        $  500      Mississippi River Bridge
                                 Authority, Bridge Revenue,
                                 6.75%, 11/1/12/(2)/                $   545,735
--------------------------------------------------------------------------------
                                                                    $   545,735
--------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
    (identified cost $32,863,537)                                   $34,313,173
--------------------------------------------------------------------------------

/(1)/ Security has been issued as an inverse floater bond.
/(2)/ Security has been segregated to cover margin requirements on open financial futures contracts.

    AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28,1997, 23.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.6% to 10.4% of total investments.

                       See notes to financial statements

Maryland Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS


Ratings (Unaudited)
--------------------   Principal
                       Amount
           Standard    (000
Moody's    & Poor's    omitted)  Security                  Value
-------------------------------------------------------------------------------

Cogeneration -- 1.2%
--------------------------------------------------------------------------------
 NR        NR       $1,250     Maryland Energy
                               Cogeneration, AES Warrior
                               Run Project (AMT), 7.40%,    $   1,321,913
                               9/1/19
--------------------------------------------------------------------------------
                                                            $   1,321,913
--------------------------------------------------------------------------------

Education -- 1.0%
--------------------------------------------------------------------------------
 Aa3       AA+      $1,000     University of Maryland
                               Auxiliary Facilities and
                               Tuition, 6.30%, 2/1/10       $   1,073,920
--------------------------------------------------------------------------------
                                                            $   1,073,920
--------------------------------------------------------------------------------

Electric Utilities -- 6.4%
--------------------------------------------------------------------------------
 A2        A        $1,500     Calvert, MD Pollution
                               Control Revenue (Baltimore
                               Gas and Electric Company),
                               5.55%, 7/15/14               $   1,498,245
 NR        BBB       2,500     Guam Power Authority
                               Revenue Bonds, 5.25%,
                               10/1/13                          2,305,775
 NR        BBB         750     Guam Power Authority
                               Revenue Bonds, 6.63%,
                               10/1/14                            782,370
 A1        A         2,225     Prince Georges, MD
                               Pollution Control Revenue
                               (Potomac Electric), 6.38%,
                               1/15/23                          2,359,501
--------------------------------------------------------------------------------
                                                            $   6,945,891
--------------------------------------------------------------------------------

Escrowed/Prerefunded -- 6.0%
--------------------------------------------------------------------------------
 Aaa        NR      $1,125     Baltimore, MD Single
                               Family Mortgage (Inner
                               Harbor), 8.00%, 12/1/10      $   1,430,420
 NR        AAA       1,000     Commonwealth of Puerto
                               Rico Public Improvement,
                               6.80%, 7/1/21                    1,128,780
 Aaa       AAA         500     Maryland Health and Higher
                               Educational (University of
                               Maryland) (FGIC), 6.50%,
                               7/1/21                             541,360
 Aaa       AAA       1,500     Puerto Rico Public
                               Buildings Authority,
                               6.88%, 7/1/21                    1,698,480
 NR        AAA       1,000     University of Maryland
                               System Auxiliary Facility
                               and Tuition, 6.50%, 4/1/11       1,084,940
 NR        AAA         175     University of Maryland
                               System Auxiliary Facility
                               and Tuition, 6.50%, 4/1/12         195,731
 Aa        NR          310     Worcester, MD  Sanitary
                               District, 6.55%, 8/15/17           345,706
--------------------------------------------------------------------------------
                                                            $   6,425,417
--------------------------------------------------------------------------------

General Obligations -- 2.3%
--------------------------------------------------------------------------------
 Aa        AA-      $  750     Harford, MD, 4.90%, 12/1/10  $     727,095
 Aa1       AA        1,000     Washington, MD Suburban
                               Sanitary District, 5.63%,
                               6/1/21                           1,002,050
 Aa1       AA          500     Washington, MD Suburban
                               Sanitary District, 6.20%,
                               6/1/11                             536,190
 Aa        NR          190     Worcester, MD Sanitary
                               District, 6.55%, 8/15/17           205,071
--------------------------------------------------------------------------------
                                                            $   2,470,406
--------------------------------------------------------------------------------

Hospitals -- 17.9%
--------------------------------------------------------------------------------
 NR        NR       $  485     Berlin, MD (Atlantic
                               General Hospital), 8.38%,
                               6/1/22                       $     503,042
 A1        A         3,500     Maryland Health and Higher
                               Educational (Good
                               Samaritan Hospital),
                               5.75%, 7/1/19                    3,510,045
 Baa1      BBB       1,250     Maryland Health and Higher
                               Educational (Howard County
                               General Hospital), 5.50%,
                               7/1/25                           1,153,588
 A1        A+        2,200     Maryland Health and Higher
                               Educational (Suburban
                               Hospital), 5.13%, 7/1/21         2,027,608
 Baa1      NR        2,500     Maryland Health and Higher
                               Educational (Union
                               Hospital of Cecil), 6.70%,
                               7/1/22                           2,583,700
 A         NR        4,000     Prince Georges, MD
                               (Dimensions Health),
                               5.30%, 7/1/24                    3,683,480
 Baa3      NR        1,355     Prince Georges, MD
                               (Greater SouthEast
                               Healthcare System), 6.38%,
                               1/1/13                           1,350,176
 Baa3      NR        4,500     Prince Georges, MD
                               (Greater SouthEast
                               Healthcare System), 6.38%,
                               1/1/23                           4,423,994
--------------------------------------------------------------------------------
                                                            $  19,235,633
--------------------------------------------------------------------------------

Housing -- 7.8%
--------------------------------------------------------------------------------
 Aa        NR       $1,810     Maryland Community
                               Development Administration
                               Multifamily (FHA), 6.70%,
                               5/15/27                      $   1,884,174
 Aa        NR        1,000     Maryland Community
                               Development Administration
                               Multifamily (FHA) (AMT),
                               6.70%, 5/15/36                   1,039,600
 Aa        NR          245     Maryland Community
                               Development Administration
                               Single Family, 6.85%,
                               4/1/11                             256,748
 Aa        NR        3,000     Maryland Community
                               Development Administration
                               Single Family (AMT),
                               6.75%, 4/1/26                    3,132,210
--------------------------------------------------------------------------------

                       See notes to financial statements


Maryland Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)
-------------------- Principal
                     Amount
          Standard   (000
Moody's   & Poor's   omitted)  Security                  Value
-------------------------------------------------------------------------------

Housing (continued)
--------------------------------------------------------------------------------
 Aa        NR       $  945     Maryland Community
                               Development Administration
                               Single Family (AMT),
                               6.80%, 4/1/22                $     980,579
 Aa        NR          745     Maryland Community
                               Development Administration
                               Single Family (AMT),
                               6.80%, 4/1/24                      773,049
 NR        A           300     Prince Georges, MD
                               (Antoinette Gardens
                               Apartments) (FHA), 7.00%,
                               3/1/28                             312,264
--------------------------------------------------------------------------------
                                                            $   8,378,624
--------------------------------------------------------------------------------

Industrial Development Revenue/Pollution
Control Revenue -- 11.7%
--------------------------------------------------------------------------------
 A1        A        $1,350     Allegany, MD Pollution
                               Control Revenue (Westvaco
                               Corporation), 6.20%, 1/1/08  $   1,459,580
 NR        NR        1,350     Baltimore, MD Pollution
                               Control Revenue (Bethlehem
                               Steel Corporation), 7.50%,
                               6/1/15                           1,431,243
 Aa3       AA-       2,000     Baltimore, MD Port
                               Facilities (Consolidated
                               Coal Sales Company - E.I.
                               du Pont de Nemours),
                               6.50%, 10/1/11                   2,187,440
 A2        NR        2,600     Commonwealth of Puerto
                               Rico Industrial Medical
                               and Environmental
                               Pollution Control Facility
                               Finance Authority
                               (American Home Products),
                               5.10%, 12/1/18                   2,405,130
 Baa3      BB+       2,000     Commonwealth of Puerto
                               Rico Port Authority
                               (American Airlines) (AMT),
                               6.25%, 6/1/26                    2,059,580
 Baa3      BB+       1,500     Commonwealth of Puerto
                               Rico Port Authority
                               (American Airlines),
                               (AMT), 6.30%, 6/1/23             1,535,355
 NR        AA-       1,425     Frederick, MD Economic
                               Development Authority
                               (Cargill, Incorporated),
                               6.30%, 11/1/09(1)                1,534,269
--------------------------------------------------------------------------------
                                                            $  12,612,597
--------------------------------------------------------------------------------

Insured Colleges and Universities -- 4.1%
--------------------------------------------------------------------------------
 Aaa       AAA      $4,500     Maryland Health and Higher
                               Educational (Loyola
                               College) (MBIA), 5.38%,
                               10/1/26                      $   4,376,385
--------------------------------------------------------------------------------
                                                            $   4,376,385
--------------------------------------------------------------------------------

Insured Education -- 1.2%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,200     Morgan State University,
                               Maryland Academic and
                               Facilities (MBIA), 6.10%,
                               7/1/20                       $   1,299,720
--------------------------------------------------------------------------------
                                                            $   1,299,720
--------------------------------------------------------------------------------

Insured Electric Utilities -- 2.7%
--------------------------------------------------------------------------------
 Aaa       AAA      $  250     Commonwealth of Puerto
                               Rico Electric Power
                               Authority STRIPES (FSA),
                               Variable, 7/1/03(2)          $     276,250
 Aaa       AAA       2,750     Montgomery County, MD
                               Pollution Control Revenue
                               (MBIA), 5.38%, 2/15/24           2,611,263
--------------------------------------------------------------------------------
                                                            $   2,887,513
--------------------------------------------------------------------------------

Insured Hospitals -- 8.2%
--------------------------------------------------------------------------------
 A         A        $  250     Maryland Health and Higher
                               Educational (Anne Arundel
                               Hospital) (AMBAC), 5.00%,
                               7/1/23                       $     224,543
 Aaa       AAA       4,000     Maryland Health and Higher
                               Educational (Johns
                               Hopkins) (AMBAC), 5.25%,
                               7/1/27                           3,793,680
 Aaa       AAA       1,365     Maryland Health and Higher
                               Educational (Washington
                               Community Hospital)
                               (AMBAC), 6.38%, 7/1/22           1,453,998
 Aaa       AAA       3,150     Puerto Rico Industrial
                               Medical and Environmental
                               Pollution Control
                               Facilities Financing
                               Authority (MBIA), 6.25%,
                               7/1/24                           3,340,953
--------------------------------------------------------------------------------
                                                            $   8,813,174
--------------------------------------------------------------------------------

Insured Housing -- 0.5%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     Prince Georges, MD
                               (Keystone Apartments)
                               (FHA) (MBIA), 6.80%, 7/1/25  $     521,840
--------------------------------------------------------------------------------
                                                            $     521,840
--------------------------------------------------------------------------------
Insured Industrial Development Revenue/Pollution
Control Revenue -- 2.0%
--------------------------------------------------------------------------------
 Aa2       AA-      $2,000     Baltimore, MD Port
                               Facilities (Consolidated
                               Coal Sales Company - E.I.
                               du Pont de Nemours),
                               6.50%, 12/1/10               $   2,183,000
--------------------------------------------------------------------------------
                                                            $   2,183,000
--------------------------------------------------------------------------------

                       See note to financial statements

Maryland Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
-------------------- Principal
                     Amount
          Standard   (000
Moody's   & Poor's   omitted)  Security                  Value
-------------------------------------------------------------------------------

Insured Miscellaneous -- 1.9%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Maryland Stadium Authority
                               (AMBAC), 5.60%, 3/1/14       $   1,011,680
 Aaa       AAA       1,000     Maryland Stadium Authority
                               (AMBAC), 5.80%, 3/1/26           1,009,440
--------------------------------------------------------------------------------
                                                            $   2,021,120
--------------------------------------------------------------------------------

Insured Solid Waste -- 4.9%
--------------------------------------------------------------------------------
 Aaa       AAA       $5,000    NE Maryland Solid Waste
                               Disposal (MBIA) (AMT),
                               6.30%, 7/1/16                $   5,225,199
--------------------------------------------------------------------------------
                                                            $   5,225,199
--------------------------------------------------------------------------------

Insured Transportation -- 6.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $2,000     Baltimore, MD
                               International Airport
                               (AMT) (FGIC), 6.25%, 7/1/14  $   2,116,500
 Aaa       AAA       4,750     Washington, D.C. Metro
                               Area Transportation
                               (FGIC), 5.25%, 7/1/14            4,615,384
--------------------------------------------------------------------------------
                                                            $   6,731,884
--------------------------------------------------------------------------------

Insured Water and Sewer -- 8.6%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,500     Baltimore, MD Sewer
                               (FGIC), 5.50%, 7/1/26        $   1,470,975
 Aaa       AAA       2,550     Baltimore, MD Wastewater
                               (FGIC), 5.00%, 7/1/22            2,374,968
 Aaa       AAA       2,000     Baltimore, MD Wastewater
                               (MBIA), 5.65%, 7/1/20            2,015,360
 Aaa       AAA         500     Baltimore, MD Water
                               (FGIC), 5.00%, 7/1/24              465,155
 Aaa       AAA       3,000     Baltimore, MD Water
                               (FGIC), 5.50%, 7/1/26            2,941,950
--------------------------------------------------------------------------------
                                                            $   9,268,408
--------------------------------------------------------------------------------

Lease Revenue/Certificates of Participation -- 1.1%
--------------------------------------------------------------------------------
 NR        BBB      $1,250     Puerto Rico (Guaynabo
                               Municipal Government
                               Center Lease), 5.63%,
                               7/1/22                       $   1,180,700
--------------------------------------------------------------------------------
                                                            $   1,180,700
--------------------------------------------------------------------------------

Miscellaneous -- 0.9%
--------------------------------------------------------------------------------
 A         NR       $1,000     Baltimore, MD Revenue
                               Authority, 5.38%, 7/1/18     $     966,670
--------------------------------------------------------------------------------
                                                            $     966,670
--------------------------------------------------------------------------------

Special Tax Revenue -- 0.7%
--------------------------------------------------------------------------------
  NR       NR       $  750     Virgin Islands Public
                               Finance Authority, 7.25%,
                               10/1/18                      $     812,333
--------------------------------------------------------------------------------
                                                            $     812,333
--------------------------------------------------------------------------------

Transportation -- 1.6%
--------------------------------------------------------------------------------
 NR        BBB      $1,700     Guam Airport Authority
                               (AMT), 6.70%, 10/1/23        $   1,759,840
--------------------------------------------------------------------------------
                                                            $   1,759,840
--------------------------------------------------------------------------------

Water and Sewer -- 1.0%
--------------------------------------------------------------------------------
 Aa2       AA       $1,000     Maryland Water Quality
                               Financing Administration
                               Revolving Loan Fund,
                               6.55%, 9/1/14                $   1,079,190
--------------------------------------------------------------------------------
                                                            $   1,079,190
--------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
    (identified cost $103,997,044)                          $ 107,591,377
--------------------------------------------------------------------------------

/(1)/ Security has been segregated to cover margin requirements on open financial futures contracts.
/(2)/ Security has been issued as an inverse floater bond.

      AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28,1997, 40.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.3% to 18.0% of total investments.

                       See notes to financial statements

Missouri Municipals Portfolio  as of February 28, 1997

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
--------------------  Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)    Security                      Value
------------------------------------------------------------------------------
Electric Utilities -- 3.3%
------------------------------------------------------------------------------
NR         BBB        $1,010      Guam Power Authority
                                  Revenue Bonds, 6.30%,
                                  10/1/22                       $ 1,024,198

Baa1       BBB+        1,500      Puerto Rico Electric Power
                                  Authority, 6.38%, 7/1/24        1,586,325
------------------------------------------------------------------------------
                                                                $ 2,610,523
------------------------------------------------------------------------------

Escrowed / Prerefunded -- 3.0%
------------------------------------------------------------------------------
Aaa        AAA        $1,000      City of Sikeston, Electric
                                  System (MBIA), 6.25%,
                                  6/1/22(1)                     $ 1,098,610

Aaa        AAA           575      Missouri Health and
                                  Education Authority (Saint
                                  Louis Children's) (MBIA),
                                  0%, 5/15/08                       321,575

NR         AAA         1,000      Saint Louis County,
                                  Mortgage Revenue, (GNMA),
                                  5.40%, 1/1/16                     965,320
------------------------------------------------------------------------------
                                                                $ 2,385,505
------------------------------------------------------------------------------

General Obligations -- 0.8%
------------------------------------------------------------------------------
Baa1       A          $  700      Commonwealth of Puerto
                                  Rico, 5.00%, 7/1/21           $   626,143
------------------------------------------------------------------------------
                                                                $   626,143
------------------------------------------------------------------------------

Hospitals -- 12.0%
------------------------------------------------------------------------------
Aa         AA         $3,250      Missouri Health and
                                  Education Authority (Barnes
                                  Jewish Christian), 5.25%,
                                  5/15/14                       $ 3,140,768

Baa        NR          1,900      Missouri Health and
                                  Education Authority
                                  (Jefferson Memorial
                                  Hospital), 6.80%, 5/15/25       1,954,663

Baa        NR          2,000      Missouri Health and
                                  Education Authority
                                  (Jefferson Memorial),
                                  6.00%, 8/15/23                  1,916,940

NR         BBB+        1,500      Missouri Health and
                                  Education Authority (Lake
                                  of the Ozarks), 6.50%,
                                  2/15/21                         1,532,970

Aa2        AA          1,000      Missouri Health and
                                  Education Authority
                                  (Sisters of Mercy), 6.25%,
                                  6/1/15                          1,045,200
------------------------------------------------------------------------------
                                                                $ 9,590,541
------------------------------------------------------------------------------

Housing -- 3.2%
------------------------------------------------------------------------------
NR         AAA        $  535      Missouri Housing
                                  Development Authority,
                                  Single Family Mortgage
                                  Revenue (AMT), (GNMA),
                                  6.75%, 6/1/24                 $   556,352

NR         AAA           915      Missouri Housing
                                  Development Authority,
                                  Single Family Mortgage
                                  Revenue (AMT), (GNMA),
                                  7.25%, 9/1/26                   1,007,781

NR         AAA         1,000      Missouri Housing
                                  Development Authority,
                                  Single Family Mortgage
                                  Revenue (GNMA), 6.45%,
                                  9/1/27                          1,025,640
------------------------------------------------------------------------------
                                                                $ 2,589,773
------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 13.8%
------------------------------------------------------------------------------
A2         NR         $1,000      Commonwealth of Puerto Rico
                                  Industrial Medical and
                                  Environmental Pollution
                                  Control Facility Finance
                                  Authority (American Home
                                  Products), 5.10%, 12/1/18     $   925,050

Baa3       BB+         2,500      Commonwealth of Puerto Rico
                                  Port Authority (American
                                  Airlines) (AMT), 6.25%,
                                  6/1/26                          2,574,475

NR         BB-         1,055      Jefferson County (Kmart
                                  Corporation), 6.40%, 8/1/08     1,038,764

NR         NR          1,300      Kansas City, Industrial
                                  Development Authority
                                  (Airline Cargo Facilities),
                                  8.50%, 1/1/17                   1,424,228

A3         NR          1,200      Missouri Environmental
                                  Improvement and Energy
                                  Resources Authority
                                  (American Cyanamid
                                  Company), 5.80%, 9/1/09         1,261,764

A1         AA-         3,750      Saint Louis Industrial
                                  Development Authority
                                  (Anheuser-Busch) (AMT),
                                  5.88%, 11/1/26                  3,779,813
------------------------------------------------------------------------------
                                                                $11,004,094
------------------------------------------------------------------------------

Insured Education -- 2.9%
------------------------------------------------------------------------------
Aaa        AAA        $2,500      Missouri Health and
                                  Education (Saint Louis
                                  University) (AMBAC), 5.20%,
                                  10/1/26                       $ 2,361,300
------------------------------------------------------------------------------
                                                                $ 2,361,300
------------------------------------------------------------------------------

Insured Electric Utilities -- 8.0%
------------------------------------------------------------------------------
Aaa        AAA        $1,000      City of Sikeston, Electric
                                  System, (MBIA), 5.00%,
                                  6/1/22                        $   917,430


                       See notes to financial statements

Missouri Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)
--------------------   Principal
                       Amount
           Standard    (000
Moody's    & Poor's    omitted)   Security                      Value
-------------------------------------------------------------------------------

Insured Electric Utilities (continued)
------------------------------------------------------------------------------
Aaa        AAA        $  700      Commonwealth of Puerto Rico
                                  Electric Power Authority
                                  STRIPES (FSA), Variable,
                                  7/1/03/(2)/                   $   773,500

Aaa        AAA         5,000      Missouri Environmental
                                  Improvement and Energy
                                  Resources Authority (Union
                                  Electric) (AMT), (AMBAC),
                                  5.45%, 10/1/28                  4,737,200
------------------------------------------------------------------------------
                                                                $ 6,428,130
------------------------------------------------------------------------------

Insured General Obligations -- 1.3%
------------------------------------------------------------------------------
NR         AAA        $  500      Commonwealth of Puerto
                                  Rico, Public Improvement
                                  Bonds, (AMBAC), Variable,
                                  7/1/15/(2)/                   $   518,750

Aaa        AAA           500      Commonwealth of Puerto
                                  Rico, Public Improvement
                                  Residual Interest Tax
                                  Exempt Securities (FSA),
                                  Variable, 7/1/22/(2)/             523,750
------------------------------------------------------------------------------
                                                                $ 1,042,500
------------------------------------------------------------------------------

Insured Hospitals -- 14.9%
------------------------------------------------------------------------------
Aaa        AAA        $1,000      Jackson County, Saint
                                  Joseph's Health System,
                                  (MBIA), 6.50%, 7/1/12         $ 1,078,720

Aaa        AAA           800      Jackson County, Saint
                                  Joseph's Health System,
                                  (MBIA), 6.50%, 7/1/19             857,536

Aaa        AAA         1,500      Missouri Health and
                                  Education Authority
                                  (AMBAC), 6.35%, 11/15/17        1,597,050

Aaa        AAA         9,500      Missouri Health and
                                  Education Authority (Lester
                                  Cox Medical Center) (MBIA),
                                  0.00%, 9/1/20                   2,515,030

Aaa        AAA         2,900      Missouri Health and
                                  Education Authority (Lester
                                  Cox Medical Center) (MBIA),
                                  5.35%, 6/1/10                   2,940,223

Aaa        AAA         2,000      Missouri Health and
                                  Education Authority (Saint
                                  Luke's Health System)
                                  (MBIA), 5.13%, 11/15/19         1,845,980

Aaa        AAA         1,000      Missouri Health and
                                  Education Authority
                                  (Sisters of Saint Mary)
                                  (MBIA), 6.25%, 6/1/16           1,051,300
------------------------------------------------------------------------------
                                                                $11,885,839
------------------------------------------------------------------------------

Insured Housing -- 2.0%
------------------------------------------------------------------------------
Aaa        AAA        $1,500      SCA Multifamily Mortgage
                                  Revenue Receipts,
                                  Springfield, MO (FSA),
                                  7.10%, 1/1/30                 $ 1,626,885
------------------------------------------------------------------------------
                                                                $ 1,626,885
------------------------------------------------------------------------------

Insured Lease Revenue / Certificates of
Participation -- 5.0%
-------------------------------------------------------------------------------
Aaa        AAA        $1,750      Kansas City Municipal
                                  Assistance Corporation,
                                  Bartle Hall Convention,
                                  (AMBAC), 5.00%, 4/15/20       $ 1,619,975

Aaa        AAA         1,250      Kansas City School
                                  District, (FGIC), 5.00%,
                                  2/1/14                          1,192,925

Aaa        AAA           600      Kansas City School
                                  District, Building
                                  Corporation, (FGIC), 6.50%,
                                  2/1/08                            650,412

Aaa        AAA           500      Saint Charles County,
                                  Public Facilities
                                  Authority, (FGIC), 6.38%,
                                  3/15/07                           543,370
------------------------------------------------------------------------------
                                                                $ 4,006,682
------------------------------------------------------------------------------

Insured Water and Sewer -- 2.0%
------------------------------------------------------------------------------
Aaa        AAA        $1,500      City of Saint Louis,
                                  (FGIC), 6.00%, 7/1/14         $ 1,564,665
------------------------------------------------------------------------------
                                                                $ 1,564,665
------------------------------------------------------------------------------

Lease Revenue /
Certificates of Participation -- 9.5%
------------------------------------------------------------------------------
NR         NR         $1,500      City of Saint Louis,
                                  Regional Convention and
                                  Sports Complex Authority,
                                  7.90%, 8/15/21                $ 1,771,740

A          BBB+        3,000      Saint Louis County,
                                  Regional Convention and
                                  Sports Complex Authority,
                                  5.50%, 8/15/13                  2,906,820

A          BBB+        1,000      Saint Louis County,
                                  Regional Convention and
                                  Sports Complex Authority,
                                  5.75%, 8/15/21                    980,040

A1         A+          2,000      State of Missouri, Regional
                                  Convention and Sports
                                  Complex Authority, 5.50%,
                                  8/15/21                         1,928,360
------------------------------------------------------------------------------
                                                                $ 7,586,960
------------------------------------------------------------------------------

Life Care -- 4.2%
------------------------------------------------------------------------------
Baa1       NR         $  300      Cass County, Fox Springs
                                  Living Center, 7.38%,
                                  10/1/22                       $   322,053

NR         NR            950      Kansas City, Industrial
                                  Development Authority,
                                  Retirement Facilities,
                                  Kingswood United Methodist,
                                  9.00%, 11/15/13                 1,034,075

NR         NR          2,000      Missouri Health and
                                  Education Authority
                                  (Lutheran Hospital), 6.38%,
                                  2/1/27                          2,030,520
------------------------------------------------------------------------------
                                                                $ 3,386,648
------------------------------------------------------------------------------

                       See notes to financial statements

Missouri Municipals Portfolio  as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)
--------------------   Principal
                       Amount
           Standard    (000
Moody's    & Poor's    omitted)   Security                      Value
-------------------------------------------------------------------------------

Nursing Homes -- 3.3%
-------------------------------------------------------------------------------
NR         NR         $1,000      Kansas City, Industrial
                                  Development Authority
                                  (Beverly Enterprises),
                                  8.00%, 12/1/02                $ 1,050,270

NR         NR            500      Missouri Health and
                                  Education Authority
                                  (Bethesda Health Group),
                                  6.63%, 8/15/05                    513,585

NR         NR          1,000      Missouri Health and
                                  Education Authority
                                  (Bethesda Health Group),
                                  7.50%, 8/15/12                  1,069,320
------------------------------------------------------------------------------
                                                                $ 2,633,175
------------------------------------------------------------------------------

Pooled Loans -- 3.4%
------------------------------------------------------------------------------
A          NR         $2,750      Missouri Higher Education
                                  Loan Authority, Student
                                  Loan, (AMT), 5.45%, 2/15/09   $ 2,696,953
------------------------------------------------------------------------------
                                                                $ 2,696,953
------------------------------------------------------------------------------

Special Tax Revenue -- 2.2%
------------------------------------------------------------------------------
Baa1       A          $1,000      Commonwealth of Puerto
                                  Rico, Highway and
                                  Transportation Authority,
                                  6.63%, 7/1/12                 $ 1,076,790

NR         NR            650      Virgin Islands Public
                                  Finance Authority, 7.25%,
                                  10/1/18                           704,022
------------------------------------------------------------------------------
                                                                $ 1,780,812
------------------------------------------------------------------------------

Transportation -- 1.2%
------------------------------------------------------------------------------
NR         NR         $1,000      Lake of The Ozarks
                                  Community Bridge
                                  Corporation, 6.40%, 12/1/25   $   991,040
------------------------------------------------------------------------------
                                                                $   991,040
------------------------------------------------------------------------------

Water and Sewer -- 4.0%
------------------------------------------------------------------------------
Aa2        NR         $1,000      Missouri Environmental
                                  Improvement and Energy
                                  Resources Authority, 0%,
                                  1/1/14                        $   385,540

Aa2        NR            500      Missouri Environmental
                                  Improvement and Energy
                                  Resources Authority, 6.55%,
                                  7/1/14                            535,900

Aa2        NR            800      Missouri Environmental
                                  Improvement and Energy
                                  Resources Authority, 6.88%,
                                  6/1/14                            865,648

Aa2        NR          1,250      Missouri Environmental
                                  Improvement and Energy
                                  Resources Authority, 7.20%,
                                  7/1/16                          1,406,950
------------------------------------------------------------------------------
                                                                $ 3,194,038
------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
    (identified cost $75,521,959)                               $79,992,206
------------------------------------------------------------------------------

(1) Security has been segregated to cover margin requirements on open financial futures contracts.

(2) Security has been issued as an inverse floater bond.

    AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28,1997, 45.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 3.7% to 17.8% of total investments.


                       See notes to financial statements

North Carolina Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
-------------------- Principal
                     Amount
          Standard   (000
Moody's   & Poor's   omitted)  Security                  Value
-------------------------------------------------------------------------------

Education -- 3.5%
-------------------------------------------------------------------------------
 Aa1       AA+      $1,000     North Carolina Educational
                               Facilities Finance Agency
                               (Duke University), 6.75%,
                               10/1/21                      $   1,090,120
 Aa        AA        1,935     University of North
                               Carolina at Chapel Hill,
                               5.00%, 2/15/29                   1,753,807
 Aa        AA        3,530     University of North
                               Carolina at Chapel Hill,
                               5.25%, 2/15/26                   3,336,980
-------------------------------------------------------------------------------
                                                            $   6,180,907
-------------------------------------------------------------------------------

Electric Utilities -- 8.5%
-------------------------------------------------------------------------------
 A2        A        $1,015     Chatham County Industrial
                               Facilities and Pollution
                               (Carolina Power and
                               Light), 6.30%, 6/15/14       $   1,070,003
 NR        BBB       1,000     Guam Power Authority
                               Revenue Bonds, 5.25%,
                               10/1/13/(1)/                       922,310
 A         A-          550     North Carolina Municipal
                               Power Authority (Catawba
                               Electric), 7.00%, 1/1/16           569,437
 Baa1      BBB       5,000     North Carolina Municipal
                               Power Authority (Eastern
                               Power), 6.13%, 1/1/09            5,185,100
 Baa1      BBB+      2,000     Puerto Rico Electric Power
                               Authority, 0.00%, 7/1/17           624,340
 Baa1      BBB+      1,000     Puerto Rico Electric Power
                               Authority, 5.25%, 7/1/21           924,380
 Baa1      BBB+      3,000     Puerto Rico Electric Power
                               Authority, 5.50%, 7/1/25         2,853,300
 Baa1      BBB+      2,000     Puerto Rico Electric Power
                               Authority, 6.00%, 7/1/16         2,026,200
 Baa1      BBB+        365     Puerto Rico Electric Power
                               Authority, 7.12%, 7/1/14           391,860
 NR        NR          250     Virgin Islands Water and
                               Power Authority, 7.40%,
                               7/1/11                             266,303
-------------------------------------------------------------------------------
                                                            $  14,833,233
-------------------------------------------------------------------------------

Escrowed/Prerefunded -- 2.1%
-------------------------------------------------------------------------------
 Aaa       AA-      $2,450     Pitt County Memorial
                               Hospital, Prerefunded to
                               12/1/01, 6.90%, 12/1/21      $   2,750,566
 Baa1      AAA         635     Puerto Rico Electric Power
                               Authority, Prerefunded to
                               7/1/99, 7.12%, 7/1/14              689,439
 NR        AAA      $  150     Puerto Rico General
                               Obligations, Prerefunded
                               to 7/1/00, 7.30%, 7/1/20     $     167,531
-------------------------------------------------------------------------------
                                                            $   3,607,536
-------------------------------------------------------------------------------

General Obligations -- 2.8%
-------------------------------------------------------------------------------
 Baa1      A        $1,500     Commonwealth of Puerto
                               Rico Aqueduct and Sewer
                               Authority, 5.00%, 7/1/19     $   1,362,000
 A         A-          175     Eden,  Water and Sewer
                               Bonds, (AMT), 6.75%, 6/1/08        189,614
 Aaa       AAA       3,550     North Carolina Capital
                               Improvements, 4.75%, 2/1/12      3,355,460
-------------------------------------------------------------------------------
                                                            $   4,907,074
-------------------------------------------------------------------------------

Hospitals -- 19.9%
-------------------------------------------------------------------------------
 Aa3       AA       $2,090     Charlotte-Mecklenberg
                               Hospital, 0.00%, 1/1/06      $   1,345,897
 Aa3       AA        6,380     Charlotte-Mecklenberg
                               Hospital, 5.88%, 1/15/26         6,445,904
 Aa3       AA        3,500     North Carolina Medical
                               Care Commission, 0.00%,
                               6/1/09                           1,787,310
 A1        A+        5,000     North Carolina Medical
                               Care Commission (Rex
                               Hospital), 6.13%, 6/1/10         5,109,850
 NR        BBB+      2,500     North Carolina Medical
                               Care Commission
                               (Roanoke-Chowan Hospital),
                               7.75%, 10/1/19                   2,635,350
 Aa3       AA        2,000     North Carolina Medical
                               Care Commission Hospital
                               Revenue, 5.25%, 6/1/21           1,881,060
 Aa3       AA        1,700     North Carolina Medical
                               Care Commission, Carolina
                               Medicorp, 6.00%, 5/1/21          1,708,840
 NR        NR        5,500     North Carolina Medical
                               Care Commission, Mercy
                               Hospital, 6.50%, 8/1/08          6,068,864
 Aa        AA        2,000     North Carolina Medical
                               Care Commission, North
                               Carolina Baptist Hospital,
                               6.00%, 6/1/22                    2,020,260
 Aa        AA        1,700     North Carolina Medical
                               Care Commission,
                               Presbyterian Health
                               Services, 6.00%, 10/1/24         1,717,935
 Aa3       AA-       4,430     Pitt County Memorial
                               Hospital, 5.25%, 12/1/21         4,192,109
-------------------------------------------------------------------------------
                                                            $  34,913,379
-------------------------------------------------------------------------------

                       See notes to financial statements

North Carolina Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D


 Ratings (Unaudited)    Principal
 --------------------
                        Amount
            Standard    (000
 Moody's    & Poor's    omitted)  Security                  Value
-------------------------------------------------------------------------------

Housing -- 12.5%
-------------------------------------------------------------------------------
 NR        AAA      $1,900     Charlotte Housing
                               Authority, Double Oaks,
                               (FHA), (FNMA), 7.35%,
                               5/15/26                      $   2,064,293
 Aa        AA        2,250     North Carolina Housing
                               Finance Agency, 6.70%,
                               1/1/26                           2,356,245
 Aa        AA        1,500     North Carolina Housing
                               Finance Agency , Single
                               Family Mortgage Revenue,
                               (AMT), 6.30%, 3/1/26             1,523,790
 Aa        AA        1,970     North Carolina Housing
                               Finance Agency,
                               Multifamily Mortgage
                               Revenue, 6.45%, 9/1/27           2,016,748
 Aa        AA        4,395     North Carolina Housing
                               Finance Agency,
                               Multifamily Mortgage
                               Revenue, 6.85%, 7/1/13           4,653,822
 Aa        AA          825     North Carolina Housing
                               Finance Agency, Single
                               Family Mortgage Revenue,
                               6.95%, 3/1/17                      874,137
 Aa        AA        1,250     North Carolina Housing
                               Finance Agency, Single
                               Family Mortgage Revenue,
                               (AMT), 6.20%, 9/1/27             1,259,250
 Aa        AA        2,085     North Carolina Housing
                               Finance Agency, Single
                               Family Mortgage Revenue,
                               (AMT), 6.60%, 9/1/26             2,159,372
 Aa        AA        3,880     North Carolina Housing
                               Finance Agency, Single
                               Family Mortgage Revenue,
                               (AMT), 6.70%, 9/1/26             4,036,752
 Aa        AA          850     North Carolina Housing
                               Finance Agency, Single
                               Family Mortgage Revenue,
                               (AMT), 7.05%, 9/1/20               892,033
 Aaa       AAA         125     Puerto Rico Housing
                               Finance Corporation,
                               Single Family Mortgage
                               Revenue (GNMA), 6.85%,
                               10/15/23                           131,278
-------------------------------------------------------------------------------
                                                            $  21,967,720
-------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue --
14.5%
-------------------------------------------------------------------------------
 A3        A-       $5,000     Columbus Industrial
                               Facilities and Pollution
                               Control Financing
                               Authority
                               (International Paper),
                               5.85%, 12/1/20               $   4,934,400
 Baa3      BB+       5,355     Commonwealth of Puerto
                               Rico Port Authority
                               (American Airlines) (AMT),
                               6.25%, 6/1/26                    5,514,524
 Baa1      NR        1,000     Haywood County Industrial
                               Development Authority
                               (Champion International
                               Corporation), 6.00%, 3/1/20      1,005,260
 Baa1      BBB      $3,200     Haywood County Industrial
                               Development Authority
                               (Champion International
                               Corporation) (AMT), 5.50%,
                               10/1/18                          3,013,440
 Baa1      BBB       1,500     Haywood County Industrial
                               Development Authority
                               (Champion International
                               Corporation) (AMT), 5.75%,
                               12/1/25                          1,451,940
 Baa1      NR        1,350     Haywood County Industrial
                               Development Authority
                               (Champion International
                               Corporation) (AMT), 6.25%,
                               9/1/25                           1,371,290
 A2        A         4,250     Martin County Industrial
                               Development Authority
                               (Weyerhaeuser Company)
                               (AMT), 6.80%, 5/1/24             4,595,780
 Baa2      BBB       2,500     New Hanover County
                               (Occidental Petroleum
                               Corporation), 6.70%, 7/1/19      2,615,550
 NR        A-1+        850     Robeson County, Industrial
                               Facilities and Pollution
                               Control Financing
                               Authority (Campbell Soup
                               Company), 6.40%, 12/1/06           932,119
-------------------------------------------------------------------------------
                                                            $  25,434,303
-------------------------------------------------------------------------------

Insured Electric Utilities -- 8.8%
-------------------------------------------------------------------------------
 Aaa       AAA      $2,970     North Carolina Eastern
                               Municipal Power Agency
                               Power Systems (MBIA),
                               5.63%, 1/1/24                $   2,932,073
 Aaa       AAA       1,500     North Carolina Eastern
                               Municipal Power Authority
                               (FSA), Variable, 1/1/19/(2)/     1,470,000
 Aaa       AAA       5,500     North Carolina Municipal
                               Power Authority (Catawba
                               Electric) (AMBAC), 5.75%,
                               1/1/15                           5,546,969
 Aaa       AAA       4,000     North Carolina Municipal
                               Power Authority (Catawba
                               Electric) (MBIA),
                               Variable, 1/1/12(1)/(2)/         3,895,000
 Aaa       AAA       1,400     Puerto Rico Electric Power
                               Authority STRIPES (FSA)
                               Variable 7/1/02/(2)/             1,526,000
-------------------------------------------------------------------------------
                                                            $  15,370,042
-------------------------------------------------------------------------------

Insured General Obligations -- 2.7%
-------------------------------------------------------------------------------
 NR        AAA      $1,000     Commonwealth of Puerto
                               Rico, Public Improvement
                               Bonds, (AMBAC), Variable,
                               7/1/15(2)                    $   1,037,500

                       See notes to financial statements

North Carolina Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D


 Ratings (Unaudited)    Principal
 --------------------
                        Amount
            Standard    (000
 Moody's    & Poor's    omitted)  Security                  Value
-------------------------------------------------------------------------------

Insured General Obligations (continued)
-------------------------------------------------------------------------------
 Aaa       AAA      $3,500     Commonwealth of Puerto
                               Rico, Public Improvement
                               Residual Interest Tax
                               Exempt Securities (FSA),
                               Variable, 7/1/22/(2)/        $   3,666,250
-------------------------------------------------------------------------------
                                                            $   4,703,750
-------------------------------------------------------------------------------

Insured Hospitals -- 7.9%
-------------------------------------------------------------------------------
 Aaa       AAA      $2,000     Catawba County Hospital
                               (AMBAC), 6.20%, 10/1/17      $   2,132,400
 Aaa       AAA         500     Cumberland County
                               Hospital, (MBIA), 0.00%,
                               10/1/09                            255,930
 Aaa       AAA       2,250     North Carolina Medical
                               Care Commission (AMBAC),
                               5.25%, 11/1/20                   2,131,718
 Aaa       AAA       1,500     North Carolina Medical
                               Care Commission, (AMBAC),
                               0.00%, 11/1/15                     525,120
 Aaa       AAA         935     North Carolina Medical
                               Care Commission, Memorial
                               Mission Hospital (FSA),
                               0.00%, 10/1/06                     566,647
 Aaa       AAA       3,750     North Carolina Medical
                               Care Commission, Moore
                               Regional Hospital (FGIC),
                               5.00%, 10/1/18                   3,419,625
 Aaa       AAA       5,000     North Carolina Medical
                               Care Commission, Saint
                               Joseph's Medical Center
                               (AMBAC), 5.10%, 10/1/14          4,811,550
-------------------------------------------------------------------------------
                                                            $  13,842,990
-------------------------------------------------------------------------------

Insured Lease Revenue /
Certificates of Participation -- 4.1%
-------------------------------------------------------------------------------
 Aaa       AAA      $4,500     Charlotte, Convention
                               Facility, (AMBAC), 5.25%,
                               12/1/13                      $   4,423,365
 Aaa       AAA       1,575     Franklin, (FGIC), 6.63%,
                               6/1/14                           1,737,351
 Aaa       AAA       1,000     Mooresville School
                               District, (AMBAC), 6.35%,
                               10/1/14                          1,074,930
-------------------------------------------------------------------------------
                                                            $   7,235,646
-------------------------------------------------------------------------------

Lease Revenue /
Certificates of Participation -- 3.8%
-------------------------------------------------------------------------------
 A1        A-       $2,065     Buncombe County, 6.63%,
                               12/1/10                      $   2,183,861
 NR        AA          825     Durham County, 6.10%,
                               7/15/07                            864,056
 Aa        NR          985     Durham County, 6.75%,
                               12/1/11                          1,101,368
 A1        AA        2,400     Greensboro, Greensboro
                               Coliseum Arena, 6.75%,
                               12/1/09                          2,580,264
-------------------------------------------------------------------------------
                                                            $   6,729,549
------------------------------------------------------------------------------

Special Tax Revenue -- 6.3%
-------------------------------------------------------------------------------
 Baa1      A        $4,000     Commonwealth of Puerto
                               Rico Highway and
                               Transportation Authority,
                               5.25%, 7/1/20                $   3,713,000
 Baa1      BBB+        200     Puerto Rico Finance
                               Authority, 7.90%, 7/1/07           213,498
 Baa1      A         1,490     Puerto Rico Highway and
                               Transportation Authority,
                               5.50%, 7/1/15                    1,483,921
 Baa1      A         3,000     Puerto Rico Highway and
                               Transportation Authority,
                               5.50%, 7/1/26                    2,871,540
 NR        NR        2,550     Virgin Islands Public
                               Finance Authority, 7.25%,
                               10/1/18                          2,761,931
-------------------------------------------------------------------------------
                                                            $  11,043,890
-------------------------------------------------------------------------------

Transportation -- 1.5%
-------------------------------------------------------------------------------
 NR        BBB      $1,000     Guam Airport Authority
                               (AMT), 6.70%, 10/1/23        $   1,035,200
 Baa3      BB+       1,500     Raleigh-Durham Airport
                               Authority (American
                               Airlines), 9.40%, 11/1/00        1,679,205
-------------------------------------------------------------------------------
                                                            $   2,714,405
-------------------------------------------------------------------------------

Water and Sewer -- 1.1%
-------------------------------------------------------------------------------
 Aa        AA       $2,000     Orange County, Water and
                               Sewer, 5.20%, 7/1/16         $   1,920,900
-------------------------------------------------------------------------------
                                                            $   1,920,900
-------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
    (identified cost $164,910,428)                          $175,405,324
-------------------------------------------------------------------------------

/(1)/ Security has been segregated to cover margin requirements on open financial futures contracts.

/(2)/ Security has been issued as an inverse floater bond.

    AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

   The Portfolio invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28,1997, 23.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.9% to 12.4% of total investments.

                       See notes to financial statements

Oregon Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
-------------------- Principal
                     Amount
           Standard  (000
Moody's    & Poor's  omitted)    Security                           Value
--------------------------------------------------------------------------------
Cogeneration -- 1.7%
--------------------------------------------------------------------------------
NR         NR        $2,000      Western Generation Agency
                                 (Wauna Cogeneration)
                                 (AMT), 7.40%, 1/1/16               $ 2,105,580
--------------------------------------------------------------------------------
                                                                    $ 2,105,580
--------------------------------------------------------------------------------

Education -- 3.0%
--------------------------------------------------------------------------------
A2         NR        $1,000      City of Salem, Educational
                                 Facilities (Willamette
                                 University), 6.10%, 4/1/14         $ 1,027,660

NR         A+         2,750      State of Oregon Health,
                                 Housing, Educational and
                                 Cultural Facilities
                                 Authority (Reed College),
                                 5.38%, 7/1/25                        2,637,910
--------------------------------------------------------------------------------
                                                                    $ 3,665,570
--------------------------------------------------------------------------------

Electric Utilities -- 6.9%
--------------------------------------------------------------------------------
A1         AA        $1,055      City of Eugene, Electric
                                 Utility System, 5.75%,
                                 8/1/16                             $ 1,062,955

A1         AA         1,500      City of Eugene, Electric
                                 Utility System, 6.00%,
                                 8/1/11                               1,544,955

Aa1        AA-        4,000      City of Eugene, Trojan
                                 Nuclear Power, 5.90%,
                                 9/1/09/(1)/                          4,021,079

A          A+           500      Commonwealth of Puerto
                                 Rico, Telephone Authority,
                                 Variable, 1/1/20/(2)/                  532,500


Aa1        AA-        1,500      Northern Wasco County,
                                 McNary Dam Fishway
                                 Hydroelectric, Bonneville
                                 Power Administration,
                                 5.20%, 12/1/24                       1,404,840
--------------------------------------------------------------------------------
                                                                    $ 8,566,329
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 2.9%
----------------------------------------------------------------
A1         AAA       $2,000      City of Medford, Rogue
                                 Valley Memorial Hospital,
                                 6.25%, 12/1/07                     $ 2,226,160

NR         A+         1,250      State of Oregon Health,
                                 Housing, Educational and
                                 Cultural Facilities
                                 Authority (Reed College),
                                 6.75%, 7/1/21                        1,386,863
--------------------------------------------------------------------------------
                                                                    $ 3,613,023
--------------------------------------------------------------------------------

General Obligations -- 12.3%
--------------------------------------------------------------------------------
Aa         NR        $2,000      Lane County, City of
                                 Eugene, School District,
                                 5.38%, 7/1/13                      $ 1,979,480

Baa1       A          2,000      Puerto Rico Public
                                 Building Authority,
                                 Guaranteed Public
                                 Education and Health
                                 Facilities, 5.75%, 7/1/15            1,994,220

Aa         AA         1,000      State of Oregon, Board of
                                 Higher Education, 6.00%,
                                 10/15/18                             1,028,970

Aa         AA         1,250      State of Oregon, Elderly
                                 and Disabled Housing,
                                 6.38%, 8/1/24                        1,332,313

Aa         AA         5,110      State of Oregon, Elderly
                                 and Disabled Housing,
                                 (AMT), 5.65%, 8/1/26                 5,026,962

Aa         AA         1,225      State of Oregon, Veterans'
                                 Welfare Bonds, 5.85%,
                                 10/1/15                              1,249,635

Aa         AA         1,500      State of Oregon, Veterans'
                                 Welfare Bonds, 5.88%,
                                 10/1/18                              1,528,335

Aa         AA+        1,000      Tri-County Metropolitan
                                 Transportation District,
                                 Light Rail Extension,
                                 6.00%, 7/1/12                       1,035,840
--------------------------------------------------------------------------------
                                                                    $15,175,755
--------------------------------------------------------------------------------

Hospitals -- 1.7%
--------------------------------------------------------------------------------
NR         A         $1,000      Benton County, Good
                                 Samaritan Hospital
                                 Corvallis, 6.25%, 10/1/09          $ 1,023,860

Aa3        AA         1,000      Clackamas County, Kaiser
                                 Permanente, 6.25%, 4/1/21            1,047,000
--------------------------------------------------------------------------------
                                                                    $ 2,070,860
--------------------------------------------------------------------------------

Housing -- 20.7%
--------------------------------------------------------------------------------
Aaa        NR        $2,875      City of Portland Housing
                                 Authority, Multifamily
                                 Mortgage Revenue, Cherry
                                 Blossom Apartments, (AMT),
                                 6.20%, 12/20/36                    $ 2,910,190

NR         A          1,750      City of Portland Housing
                                 Authority, Multifamily
                                 Mortgage Revenue,
                                 Riverwood, 6.00%, 1/1/19             1,758,173

Aa         NR         1,500      Oregon Housing and
                                 Commerce Service
                                 Manufacturer, 6.20%, 7/1/28          1,519,350

Aa         NR         3,000      Oregon State Housing and
                                 Community Services
                                 Department, 6.00%, 7/1/27            3,007,050

NR         A          1,000      Portland Oregon Housing
                                 Authority, 6.00%, 1/1/27             1,005,070

Aa         NR         2,500      State of Oregon Housing
                                 and Community Services
                                 Department, Multifamily
                                 Mortgage Revenue, 6.88%, 7/1/28      2,660,900

                       See notes to financial statements

Oregon Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
-------------------- Principal
                     Amount
           Standard  (000
Moody's    & Poor's  omitted)    Security                           Value
--------------------------------------------------------------------------------

Housing (continued)
--------------------------------------------------------------------------------
Aa         NR        $1,455      State of Oregon Housing
                                 and Community Services
                                 Department, Single Family
                                 Mortgage Revenue, 5.38%,
                                 7/1/17                             $ 1,411,990

Aa         NR         2,000      State of Oregon Housing
                                 and Community Services
                                 Department, Single Family
                                 Mortgage Revenue, (AMT),             2,024,160
                                 6.20%, 7/1/27

Aa         NR         3,500      State of Oregon Housing
                                 and Community Services
                                 Department, Single Family
                                 Mortgage Revenue, (AMT),
                                 6.38%, 7/1/27                        3,571,855

Aa         NR         2,000      State of Oregon Housing
                                 and Community Services
                                 Department, Single Family
                                 Mortgage Revenue, (AMT),
                                 6.40%, 7/1/26                        2,042,240

Aa         NR         2,500      State of Oregon Housing
                                 and Community Services
                                 Department, Single Family
                                 Mortgage Revenue, (AMT),
                                 6.45%, 7/1/26                        2,564,200

Aa         NR         1,055      State of Oregon Housing
                                 and Community Services
                                 Department, Single Family
                                 Mortgage Revenue, (AMT),
                                 6.80%, 7/1/27                        1,096,525
--------------------------------------------------------------------------------
                                                                  $  25,571,703
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 8.5%
--------------------------------------------------------------------------------
Baa2       BBB-      $3,500      Oregon Economic
                                 Developments Authority,
                                 Georgia Pacific, (AMT),
                                 6.35%, 8/1/25                      $ 3,574,304

NR         BBB-       5,000      Port of Astoria, Pollution
                                 Control Revenue, James
                                 River 6.55%, 2/1/15(1)               5,111,749

NR         NR           750      Port of Portland, Ash
                                 Grove Cement Company,
                                 7.25%, 10/1/09                         793,290

NR         NR         1,000      Port of Portland, North
                                 Portland Crown Zellerbach
                                 Corporation, 6.13%, 5/15/08          1,000,320
--------------------------------------------------------------------------------
                                                                    $10,479,663
--------------------------------------------------------------------------------

Insured Education -- 2.1%
--------------------------------------------------------------------------------
Aaa        AAA       $1,000      State of Oregon Health,
                                 Housing, Educational and
                                 Cultural Facilities
                                 Authority (Lewis and Clark
                                 College) (MBIA), 6.00%, 10/1/13    $ 1,052,430

Aaa        AAA       $1,500      State of Oregon Health,
                                 Housing, Educational and
                                 Cultural Facilities
                                 Authority (Lewis and Clark
                                 College) (MBIA), 6.13%, 10/1/24    $ 1,569,630
--------------------------------------------------------------------------------
                                                                    $ 2,622,060
--------------------------------------------------------------------------------

Insured Electric Utilities -- 4.1%
--------------------------------------------------------------------------------
Aaa        AAA       $1,000      City of Eugene, Electric
                                 Utility Revenue, (FSA),
                                 5.60%, 8/1/16                      $ 1,002,490

Aaa        AAA        1,000      City of Eugene, Electric
                                 Utility Revenue, (MBIA),
                                 5.80%, 8/1/22                        1,019,210

Aaa        AAA          500      Commonwealth of Puerto
                                 Rico Electric Power
                                 Authority STRIPES (FSA),
                                 Variable, 7/1/03(2)                    552,500

Aaa        AAA        1,600      Commonwealth of Puerto
                                 Rico, Telephone Authority,
                                 (MBIA), Variable,
                                 1/16/15(2)                           1,548,000

Aaa        AAA        1,000      Emerald People's Utility
                                 District, Electric System,
                                 (AMBAC), 5.75%, 11/1/16              1,014,460
--------------------------------------------------------------------------------
                                                                    $ 5,136,660
--------------------------------------------------------------------------------

Insured General Obligations -- 3.3%
--------------------------------------------------------------------------------
Aaa        AAA       $2,000      Commonwealth of Puerto
                                 Rico, Public Improvement
                                 Bonds, (AMBAC), Variable,
                                 7/1/15(2)                          $ 2,075,000

Aaa        AAA        1,000      Multnomah County, Parkrose
                                 School District, (FGIC),
                                 5.70%, 12/1/09                       1,040,220

Aaa        AAA        1,000      Yamhill, Clackamas and
                                 Washington Counties,
                                 Newberg School District,
                                 (FSA), 5.50%, 6/1/10                 1,018,770
--------------------------------------------------------------------------------
                                                                    $ 4,133,990
--------------------------------------------------------------------------------

Insured Hospitals -- 1.6%
--------------------------------------------------------------------------------
Aaa        AAA       $3,630      Oregon Health Science
                                 University, Capital
                                 Appreciation, (MBIA), 0%,
                                 7/1/21                             $   915,486

Aaa        AAA        1,000      Western Lane Hospital
                                 District Authority,
                                 Sisters of Saint Joseph of
                                 Peace, (MBIA), 5.75%, 8/1/19         1,007,540
--------------------------------------------------------------------------------
                                                                    $ 1,923,026
--------------------------------------------------------------------------------

                       See notes to financial statements

Oregon Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D



Ratings (Unaudited)  Principal
-------------------- Amount
           Standard  (000
Moody's    & Poor's  omitted)    Security                           Value
--------------------------------------------------------------------------------
Insured Lease Revenue / Certificates of
Participation -- 6.2%
--------------------------------------------------------------------------------
Aaa        AAA       $2,000      Oregon State Department of
                                 Administration Services
                                 Certificates, 5.75%, 5/1/17        $ 2,026,720

Aaa        AAA        1,700      State of Oregon,
                                 Department of
                                 Administration, (MBIA),
                                 5.50%, 11/1/20                       1,676,608

Aaa        AAA        1,000      State of Oregon,
                                 Department of
                                 Administration, (MBIA),
                                 5.70%, 5/1/16                        1,013,860

Aaa        AAA        1,250      State of Oregon,
                                 Department of General
                                 Services, Real Property
                                 Financing Program,
                                 (AMBAC), 6.25%, 9/1/15               1,318,213

Aaa        AAA        1,500      State of Oregon,
                                 Department of General
                                 Services, Real Property
                                 Financing Program, (MBIA),
                                 6.25%, 11/1/19 /(1)/                 1,578,180
--------------------------------------------------------------------------------
                                                                    $ 7,613,581
--------------------------------------------------------------------------------

Insured Special Tax Revenue -- 0.2%
--------------------------------------------------------------------------------
Aaa        AAA       $1,000      City of Portland, Arena
                                 Natural Gas Tax Revenue
                                 (AMBAC), 0.00%, 6/1/17             $   302,270
--------------------------------------------------------------------------------
                                                                    $   302,270
--------------------------------------------------------------------------------

Insured Transportation -- 5.4%
--------------------------------------------------------------------------------
Aaa        AAA       $1,500      Oregon Department of
                                 Transportation, Westside
                                 Light Rail, (MBIA), 6.25%, 6/1/09  $ 1,626,615

Aaa        AAA        1,000      Port of Portland, Portland
                                 International Airport,
                                 (AMBAC), (AMT), 6.25%, 7/1/18        1,039,880

Aaa        AAA        1,250      Port of Portland, Portland
                                 International Airport,
                                 (AMT), (FGIC), 5.75%, 7/1/25         1,242,100

Aaa        AAA        2,750      Port of Portland, Portland
                                 International Airport,
                                 (AMT), (FGIC), 6.00%, 7/1/23         2,790,948
--------------------------------------------------------------------------------
                                                                    $ 6,699,543
--------------------------------------------------------------------------------

Insured Water and Sewer -- 5.4%
--------------------------------------------------------------------------------
Aaa        AAA       $1,000      City of Beaverton,
                                 Washington County, Water
                                 Revenue, (FSA), 6.13%, 6/1/14      $ 1,053,140

Aaa        AAA        1,500      City of Portland, Sewer
                                 System, (FGIC), 6.00%, 10/1/12       1,570,095

Aaa        AAA       $1,000      South Fork Water Board,
                                 First Lien Water Revenue,
                                 (FSA), 6.00%, 2/1/14               $ 1,044,390

Aaa        AAA        1,500      Washington County, Unified
                                 Sewerage Agency, (AMBAC),
                                 6.13%, 10/1/12                       1,581,705

Aaa        AAA        1,375      Washington County, Unified
                                 Sewerage Agency, Senior
                                 Lien, (AMBAC), 6.13%, 10/1/12        1,449,896
--------------------------------------------------------------------------------
                                                                    $ 6,699,226
--------------------------------------------------------------------------------

Lease Revenue/Certificates of Participation -- 1.2%
--------------------------------------------------------------------------------
Aa         A         $1,500      Multnomah County, Juvenile
                                 Justice Complex, 6.00%, 8/1/12     $ 1,539,645
--------------------------------------------------------------------------------
                                                                    $ 1,539,645
--------------------------------------------------------------------------------

Pooled Loans -- 1.2%
--------------------------------------------------------------------------------
A1         NR        $1,500      State of Oregon Health,
                                 Housing, Educational and
                                 Cultural Facilities
                                 Authority (Oregon Coast
                                 Aquarium), 5.25%, 10/1/13          $ 1,458,660
--------------------------------------------------------------------------------
                                                                    $ 1,458,660
--------------------------------------------------------------------------------

Special Tax Revenue -- 7.5%
--------------------------------------------------------------------------------
A          NR        $1,000      City of Portland, Urban
                                 Renewal and Redevelopment
                                 Bonds Downtown Waterfront,
                                 6.40%, 6/1/08                      $ 1,061,800

Baa1       A          1,250      Commonwealth of Puerto
                                 Rico Highway and
                                 Transportation Authority,
                                 5.00%, 7/1/36                        1,110,563

Baa1       A          1,720      Commonwealth of Puerto
                                 Rico Highway and
                                 Transportation Authority,
                                 5.25%, 7/1/20                        1,596,590

Baa1       A            500      Commonwealth of Puerto
                                 Rico Highway and
                                 Transportation Authority,
                                 6.38%, 7/1/08                          534,080

Baa1       A          2,000      Puerto Rico Highway and
                                 Transportation Authority,
                                 5.50%, 7/1/17                        1,929,860

A1         AA+        3,000      Tri-County Metropolitan
                                 Transportation District,
                                 Limited Tax Pledge, 5.70%, 8/1/13    3,027,930
--------------------------------------------------------------------------------
                                                                    $ 9,260,823
--------------------------------------------------------------------------------

                       See notes to financial statements

Oregon Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D



Ratings (Unaudited)
-------------------- Principal
                     Amount
           Standard  (000
Moody's    & Poor's  omitted)    Security                          Value
--------------------------------------------------------------------------------
Transportation -- 1.2%
--------------------------------------------------------------------------------
Baa3       BB+       $1,500      Port of Portland, Special
                                 Obligation Revenue Bonds
                                 (Delta Airlines
                                 Incorporated) (AMT),
                                 6.20%, 9/1/22                     $  1,497,885
--------------------------------------------------------------------------------
                                                                   $  1,497,885
--------------------------------------------------------------------------------

Water and Sewer -- 2.9%
--------------------------------------------------------------------------------
 A         A+        $1,500      City of Gresham, Water
                                 Revenue, 5.20%, 11/1/10           $  1,488,300

NR         A+         2,000      Clackamus County, Water
                                 Revenue, 6.38%, 10/1/14              2,129,740
--------------------------------------------------------------------------------
                                                                   $  3,618,040
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $118,050,031)                                 $123,753,892
--------------------------------------------------------------------------------

/(1)/ Security has been segregated to cover margin requirements on open financial futures contracts.

/(2)/ Security has been issued as an inverse floater bond.

      AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1997, 28.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial quaranty assurance agencies. The aggregate percentage by financial institution ranged from 4.0% to 12.1% of total investments.

                       See notes to financial statements

South Carolina Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%

  Ratings (Unaudited)  Principal
 --------------------  Amount
           Standard    (000
 Moody's   & Poor's    omitted)  Security                     Value
--------------------------------------------------------------------------------
Education -- 2.7%
--------------------------------------------------------------------------------
 NR        A        $1,500     South Carolina Education
                               Authority, Student Loan,
                               (AMT), 6.30%, 9/1/08          $ 1,536,150
--------------------------------------------------------------------------------
                                                             $ 1,536,150
--------------------------------------------------------------------------------

Electric Utilities -- 10.5%
--------------------------------------------------------------------------------
 A1        A-1+     $1,650     Berkeley County, SC
                               Electric and Gas Company,     $ 1,777,578
                               6.50%, 10/1/14

 Aa        A+        1,000     South Carolina Public
                               Service Authority, 5.13%,         901,480
                               1/1/32

 Baa1      BBB+      4,000     Puerto Rico Electric Power
                               Authority, 0.00%, 7/1/17        1,248,680

 Baa1      BBB+      1,400     Puerto Rico Electric Power
                               Authority, 6.25%, 7/1/17        1,456,168

 Baa1      BBB+        500     Puerto Rico Electric Power
                               Authority, 6.38%, 7/1/24          528,775
--------------------------------------------------------------------------------
                                                             $ 5,912,681
--------------------------------------------------------------------------------

Hospitals -- 5.3%
--------------------------------------------------------------------------------
 Aa        AA-      $1,500     Greenville, SC Hospital
                               System (Board of Trustees),   $ 1,432,530
                               5.25%, 5/1/17

 Baa1      NR        1,500     Horry County, SC (Conway
                               Hospital), 6.75%, 7/1/12        1,551,030
--------------------------------------------------------------------------------
                                                             $ 2,983,560
--------------------------------------------------------------------------------

Housing -- 14.0%
--------------------------------------------------------------------------------
 NR        AA-      $1,780     South Carolina Housing
                               Finance Authority,
                               Multifamily Mortgage
                               Revenue (Runaway Bay          $ 1,789,505
                               Apartment), 6.20%, 12/1/20

 NR        BBB+      1,000     South Carolina Housing
                               Finance Authority,
                               Multifamily Mortgage
                               Revenue (Hunting Ridge)         1,035,850
                               (AMT), 6.75%, 6/1/25

 NR        AA          980     South Carolina Housing
                               Finance Authority,
                               Multifamily Mortgage
                               Revenue (Westbury Place),         985,370
                               6.05%, 7/1/27

 Aa        AA        1,500     South Carolina Housing
                               Finance Authority, Single
                               Family Mortgage Revenue,        1,540,710
                               6.38%, 7/1/16

 Aa        NR        1,500     South Carolina Housing
                               Finance Authority, Single
                               Family Mortgage Revenue,        1,549,755
                               6.45%, 7/1/17

 Aa        NR       $1,000     South Carolina Housing
                               Finance Authority, Single
                               Family Mortgage Revenue,      $ 1,038,450
                               (AMT), 6.75%, 7/1/26
--------------------------------------------------------------------------------
                                                             $ 7,939,640
--------------------------------------------------------------------------------

Industrial Development Revenue/Pollution Control Revenue -- 30.5%
--------------------------------------------------------------------------------
 Baa2      BBB      $1,890     Aiken County, SC Industrial
                               Development Board (Beloit
                               Corporation), 6.00%, 12/1/11  $ 1,944,356

 NR        BBB+      1,500     Chester County, SC, 7.35%,      1,596,135
                               2/1/14

 A2        A         2,500     Darlington County, SC,
                               6.00%, 4/1/26                   2,526,875

 A1        AA-       1,500     Darlington County, SC
                               (Nucor Corporation) (AMT),      1,504,590
                               5.75%, 8/1/23

 A2        A           500     Darlington County, SC
                               (Sonoco Products) (AMT),          512,340
                               6.13%, 6/1/25

 A2        A-1+      1,500     Darlington County, SC Power
                               and Light Company, 6.60%,       1,638,030
                               11/1/10

 Aa3       AA-         500     Florence County, SC (E.I.
                               du Pont de Nemours), 6.35%,       530,835
                               7/1/22

 NR        NR          565     Florence County, SC (Stone
                               Container Company), 7.38%,        593,753
                               2/1/07

 A1        A-        2,665     Richland County, SC (Union
                               Camp Corporation) (AMT),        2,823,941
                               6.75%, 5/1/22

 NR        NR        1,500     Spartanburg County, SC
                               Solid Waste (Bavarian Motor
                               Works Corporation) (AMT),       1,639,230
                               7.55%, 11/1/24

 A2        A+        2,000     York County, SC (Hoechst
                               Celanese Corporation)           1,966,620
                               (AMT), 5.70%, 1/1/24
--------------------------------------------------------------------------------
                                                             $17,276,705
--------------------------------------------------------------------------------

Insured Electric Utilities -- 10.0%
--------------------------------------------------------------------------------
 Aaa       AAA      $  300     Piedmont Municipal Power
                               Agency, (MBIA), 6.25%,        $   331,626
                               1/1/09

 Aaa       AAA       1,000     Piedmont Municipal Power
                               Agency, (MBIA), 6.30%,          1,062,410
                               1/1/14

 Aaa       AAA       1,000     South Carolina Public
                               Service Authority, 6.25%,       1,061,810
                               1/1/22

 Aaa       AAA       1,250     South Carolina Public
                               Service Authority (AMBAC),      1,332,713
                               6.38%, 7/1/21

 Aaa       AAA       1,000     South Carolina Public
                               Service Authority (MBIA),         907,000
                               5.13%, 1/1/32

 Aaa       AAA       1,000     South Carolina Public
                               Service Authority (Santee
                               Cooper) (AMBAC), 5.00%,           947,050
                               1/1/14
--------------------------------------------------------------------------------
                                                             $ 5,642,609
--------------------------------------------------------------------------------


                       See notes to financial statements

-------------------------------------------------------------------------------
South Carolina Municipals Portfolio as of February 28, 1997
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS CONT'D

  Ratings (Unaudited)  Principal
 --------------------  Amount
           Standard    (000
 Moody's   & Poor's    omitted)  Security                     Value
--------------------------------------------------------------------------------

Insured General Obligations -- 1.9%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Berkeley County, SC School
                               District, (AMBAC), 6.30%,
                               2/1/16                        $ 1,072,900
--------------------------------------------------------------------------------
                                                             $ 1,072,900
--------------------------------------------------------------------------------

Insured Hospitals -- 13.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Florence County, SC (McLeod
                               Medical Center) (FGIC),
                               5.25%, 11/1/09                $   999,920

 Aaa       AAA       1,500     Greenwood County, Self
                               Memorial Hospital, (FGIC),
                               5.88%, 10/1/17                  1,517,040

 Aaa       AAA         300     Lexington County Health
                               Services District (FSA),
                               6.75%, 10/1/18                    327,426

 Aaa       AAA       3,000     South Carolina Jobs
                               Economic Development
                               Authority (Anderson Area
                               Medical Center) (MBIA),
                               5.25%, 2/1/26                   2,811,630

 Aaa       AAA       1,000     South Carolina Jobs
                               Economic Development
                               Authority (Baptist
                               Hospital) (AMBAC),
                               Variable, 8/1/15(1)               930,000

 NR        AAA       1,000     South Carolina Jobs
                               Economic Development,
                               Oconee Memorial Hospital
                               (CLI), 6.15%, 3/1/25            1,023,620
--------------------------------------------------------------------------------
                                                             $ 7,609,636
--------------------------------------------------------------------------------

Insured Lease Revenue/Certificates of Participation -- 6.5%
--------------------------------------------------------------------------------
 Aaa       AAA      $  955     Charleston County, SC
                               (MBIA), 7.00%, 6/1/19         $ 1,109,691

 Aaa       AAA         500     Charleston County, SC,
                               (MBIA), 6.10%, 6/1/11             528,135

 Aaa       AAA          45     Charleston County, SC,
                               (MBIA), 7.00%, 6/1/19              50,709

 Aaa       AAA       1,000     Florence County, SC Law
                               Center, (AMBAC), 6.00%,
                               3/1/14                          1,037,600

 Aaa       AAA         900     North Charleston, SC
                               (Coliseum Capital
                               Improvements) (FGIC),
                               6.00%, 1/1/11                     941,391
--------------------------------------------------------------------------------
                                                             $ 3,667,526
--------------------------------------------------------------------------------

Lease Revenue/Certificates of Participation -- 4.6%
--------------------------------------------------------------------------------
 Baa       NR       $  750     Lexington School District,
                               6.90%, 7/1/08                 $   815,355

 Baa1      BBB+      1,750     Myrtle Beach Convention
                               Center, 6.88%, 7/1/17           1,813,945
--------------------------------------------------------------------------------
                                                             $ 2,629,300
--------------------------------------------------------------------------------

Pooled Loans -- 0.6%
--------------------------------------------------------------------------------
 NR        A+       $  300     South Carolina Resource
                               Authority, Local Government
                               Program, 7.00%, 4/1/13        $   311,184
--------------------------------------------------------------------------------
                                                             $   311,184
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $53,154,856)                            $56,581,891
--------------------------------------------------------------------------------

/(1)/ Security has been issued as an inverse floater bond.

    AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1997, 31.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.6% to 14.7% of total investments.



                       See notes to financial statements

Tennessee Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)    Principal
--------------------
                         Amount
             Standard    (000
Moody's      & Poor's    omitted)  Security                    Value
-------------------------------------------------------------------------------
Education -- 1.9%
--------------------------------------------------------------------------------
 Baa3      NR       $1,000     Nashville and Davidson
                               County (Belmont
                               University), 6.40%, 12/1/19   $ 1,019,860
--------------------------------------------------------------------------------

                                                             $ 1,019,860
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 2.8%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,500     Shelby County (Lebonheur
                               Children's Hospital)
                               (MBIA), 5.50%, 8/15/12        $ 1,548,675
--------------------------------------------------------------------------------

                                                             $ 1,548,675
--------------------------------------------------------------------------------

General Obligations -- 5.3%
--------------------------------------------------------------------------------
 Aa        AA       $1,000     Metropolitan Government
                               Nashville and Davidson
                               County, 5.88%, 5/15/21        $ 1,019,650

 Baa1      A         1,000     Puerto Rico Aqueduct and
                               Sewer Authority, 5.00%,           923,600
                               7/1/15

 Aa        AA+       1,000     Shelby County, 5.13%, 3/1/16      958,850
--------------------------------------------------------------------------------

                                                             $ 2,902,100
--------------------------------------------------------------------------------

Hospitals -- 4.4%
--------------------------------------------------------------------------------
 Baa1      NR       $  500     City of Clarksville,
                               Clarksville Memorial,
                               6.25%, 7/1/08                 $   515,235

 Baa1      NR          500     City of Clarksville,
                               Clarksville Memorial,
                               6.38%, 7/1/18                     506,390

 Baa1      BBB+        250     Knox County (East Tennessee
                               Children's), 6.50%, 10/1/12       255,225

 NR        A-        1,000     Sumner County, Sumner
                               Regional Health Systems,
                               7.50%, 11/1/14                  1,109,970
--------------------------------------------------------------------------------

                                                             $ 2,386,820
--------------------------------------------------------------------------------

Housing -- 15.0%
--------------------------------------------------------------------------------
 NR        A        $  750     Knoxville Community
                               Development Corporation
                               (Clinton Towers), 6.65%,
                               10/15/10                      $   778,035

 NR        AAA         500     Knoxville Community
                               Development Corporation
                               (Morningside Gardens)
                               (GNMA), 6.10%, 7/20/20            505,520

 NR        A         1,500     Nashville and Davidson
                               County (The Park at
                               Hermitage), 5.90%, 2/1/19       1,472,790

 Aa2       AA          445     Tennessee Housing
                               Development Agency,
                               Homeownership Program,
                               6.80%, 7/1/17                     465,305

 Aa        AA       $1,000     Tennessee Housing
                               Development Agency,
                               Homeownership Program,
                               (AMT), 5.75%, 7/1/24          $   978,340

 A1        A+        2,000     Tennessee Housing
                               Development Agency,
                               Mortgage Finance Program,
                               5.85%, 7/1/13                   2,019,120

 A1        A+        2,000     Tennessee Housing
                               Development Agency,
                               Mortgage Finance Program,
                               5.95%, 7/1/28                   2,014,180
--------------------------------------------------------------------------------

                                                             $ 8,233,290
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 25.8%
--------------------------------------------------------------------------------
 Aa3       AA       $1,000     City of Chattanooga, (E.I.
                               du Pont de Nemours and
                               Company), 6.35%, 7/1/22       $ 1,068,340

 Baa3      BB+       1,250     Commonwealth of Puerto Rico
                               Port Authority (American
                               Airlines) (AMT), 6.25%,
                               6/1/26                          1,287,238

 Aa3       AA-       1,000     Humphreys County, (E.I. du
                               Pont de Nemours and
                               Company), (AMT), 6.70%,
                               5/1/24                          1,075,530

 Aa2       AA        2,000     Loudon County
                               (Kimberly-Clark
                               Corporation) (AMT), 6.20%,
                               2/1/23/(1)/                     2,044,660

 A3        A-        2,750     Maury County (Saturn
                               Corporation), 6.50%, 9/1/24     2,899,242

 Baa1      BBB       1,500     McMinn County (Calhoun
                               Newsprint Company) (AMT),
                               7.40%, 12/1/22                  1,620,525

 Baa2      BBB       1,500     Memphis-Shelby County
                               Airport Authority (Federal
                               Express Corporation),
                               6.75%, 9/1/12                   1,601,595

 Baa2      BBB       1,000     Memphis-Shelby County
                               Airport Authority (Federal
                               Express Corporation) (AMT),
                               6.20%, 7/1/14                   1,011,500

 NR        BBB+        500     Nashville and Davidson
                               County (Osco Treatment
                               Systems) (AMT), 6.00%,
                               5/1/03                            511,240

 A3        NR        1,000     South Fulton County, (Tyson
                               Foods Company), 6.40%,
                               10/1/20                         1,027,560
--------------------------------------------------------------------------------
                                                             $14,147,430
--------------------------------------------------------------------------------

Insured Education -- 8.6%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,500     Jackson, TN Health,
                               Education and Housing
                               (Lambuth University) (FSA),
                               5.90%, 9/1/20                 $ 1,511,085

 Aaa       AAA       1,000     Metropolitan Nashville
                               Health and Education
                               (Meharry Medical College)
                               (AMBAC), 5.00%, 12/1/24           913,930



                       See notes to financial statements

Tennessee Municipals Portfolio  as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
--------------------
                    Amount
         Standard   (000
Moody's  & Poor's   omitted)   Security                    Value
--------------------------------------------------------------------------------

Insured  Education (continued)
--------------------------------------------------------------------------------
 Aaa        AAA      $1,230    Metropolitan Nashville
                               Health and Education
                               (Meharry Medical College)
                               (AMBAC), 6.00%, 12/1/19       $ 1,306,678

 Aaa       AAA       1,000     Tennessee State School Bond
                               Authority, (MBIA), 5.50%,
                               5/1/26                            975,100
--------------------------------------------------------------------------------
                                                             $ 4,706,793
--------------------------------------------------------------------------------

Insured Electric Utilities -- 7.7%
--------------------------------------------------------------------------------
 Aaa       AAA      $  750     City of Dickson, Electric
                               System Revenues (MBIA),
                               5.50%, 9/1/16                 $   738,975

 Aaa       AAA       1,000     City of Lawrenceburg
                               Electric Revenues (MBIA),
                               5.50%, 7/1/26                     975,050

 Aaa       AAA       1,000     City of Lawrenceburg
                               Electric Revenues (MBIA),
                               6.63%, 7/1/18                   1,143,620

 Aaa       AAA         400     Commonwealth of Puerto Rico
                               Electric Power Authority
                               STRIPES (FSA), Variable,
                               7/1/03(2)                         442,000

 Aaa       AAA       1,000     Madison County Suburban
                               Utility District, (MBIA),
                               5.00%, 2/1/19                     928,900
--------------------------------------------------------------------------------

                                                             $ 4,228,545
--------------------------------------------------------------------------------

Insured General Obligations -- 0.6%
--------------------------------------------------------------------------------
 NR        AAA      $  300     Commonwealth of Puerto
                               Rico, Public Improvement
                               Bonds, (AMBAC), Variable,
                               7/1/15/(2)/                   $   311,250
--------------------------------------------------------------------------------
                                                             $   311,250
--------------------------------------------------------------------------------

Insured Hospitals -- 7.6%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     City of Bristol, Bristol
                               Memorial, (FGIC), 6.75%,
                               9/1/10                        $   573,750

 Aaa       AAA         250     City of Chattanooga,
                               Memorial Hospital, (MBIA),
                               6.63%, 9/1/09                     284,315

 Aaa       AAA       1,500     City of Johnson, Johnson
                               City Medical Center,
                               (MBIA), 5.00%, 7/1/13           1,439,220

 Aaa       AAA       2,000     Knox County, Fort Sanders
                               Alliance Obligated Group,
                               (MBIA), 5.25%, 1/1/23           1,867,380
--------------------------------------------------------------------------------

                                                             $ 4,164,665
--------------------------------------------------------------------------------

Insured Housing -- 2.0%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Knox County, SCA Realty
                               Multifamily Mortgage
                               Receipts, (FSA), 7.12%,
                               1/1/30                        $ 1,086,160
--------------------------------------------------------------------------------
                                                             $ 1,086,160
--------------------------------------------------------------------------------

Insured Special Tax Revenue -- 2.0%
--------------------------------------------------------------------------------
  Aaa      AAA      $1,000    City of Johnson, School
                              District Sales Tax, (AMBAC),
                              6.70%, 5/1/21                  $ 1,111,730
--------------------------------------------------------------------------------
                                                             $ 1,111,730
--------------------------------------------------------------------------------

Insured Transportation -- 2.0%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000    Memphis-Shelby County
                              Airport Authority (MBIA)
                              (AMT), 6.50%, 2/15/08          $ 1,108,110
--------------------------------------------------------------------------------
                                                             $ 1,108,110
--------------------------------------------------------------------------------

Insured Water and Sewer -- 2.5%
--------------------------------------------------------------------------------
 Aaa       AAA      $  350    Nashville and Davidson
                              County, Water System
                              (AMBAC), Variable, 1/1/22/(2)/ $   364,000

 Aaa       AAA       1,000    Nashville and Davidson
                              County, Water System,
                              (FGIC), 5.20%, 1/1/13              992,150
--------------------------------------------------------------------------------
                                                             $ 1,356,150
--------------------------------------------------------------------------------

Miscellaneous -- 0.9%
--------------------------------------------------------------------------------
 NR        NR       $  500    Hardeman County,
                              Correctional Facilities
                              Corporation, 7.75%, 8/1/17     $   499,700
--------------------------------------------------------------------------------
                                                             $   499,700
--------------------------------------------------------------------------------

Nursing Homes -- 1.9%
--------------------------------------------------------------------------------
 NR        A+       $1,000    Tennessee State Veterans'
                              Homes Board, Humboldt,
                              6.65%, 2/1/14                  $ 1,063,440
--------------------------------------------------------------------------------
                                                             $ 1,063,440
--------------------------------------------------------------------------------

Pooled Loans -- 3.5%
--------------------------------------------------------------------------------
 NR        A-       $1,200    Tennessee Local Development
                              Authority, Community
                              Provider, 6.55%, 10/1/23       $ 1,252,416

 A         AA-         700    Tennessee Local Development
                              Authority, State Loan
                              Program, 5.00%, 3/1/15             657,650
--------------------------------------------------------------------------------
                                                             $ 1,910,066
--------------------------------------------------------------------------------

Special Tax Revenue -- 2.6%
--------------------------------------------------------------------------------
 Baa1      A        $1,575    Commonwealth of Puerto Rico
                              Highway and Transportation
                              Authority, 5.00%, 7/1/36       $ 1,399,309
--------------------------------------------------------------------------------
                                                             $ 1,399,309
--------------------------------------------------------------------------------

                       See notes to financial statements

Tennessee Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
--------------------  Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)  Security                      Value
--------------------------------------------------------------------------------
Transportation -- 1.9%
--------------------------------------------------------------------------------
 NR        BBB      $1,000     Guam Airport Authority
                               (AMT), 6.70%, 10/1/23         $ 1,035,200
--------------------------------------------------------------------------------
                                                             $ 1,035,200
--------------------------------------------------------------------------------

Water and Sewer -- 1.0%
--------------------------------------------------------------------------------
 NR        BBB+     $  250     Hamilton County, Eastside
                               Utility District, 6.50%,
                               11/1/05                       $   265,155

 NR        BBB+        250     Hamilton County, Eastside
                               Utility District, 6.75%,
                               11/1/11                           262,893
--------------------------------------------------------------------------------
                                                             $   528,048
--------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
    (identified cost $52,515,401)                            $54,747,341
--------------------------------------------------------------------------------

/(1)/ Security has been segregated to cover margin requirements on open financial futures contracts.

/(2)/ Security has been issued as an inverse floater bond.

      AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1997, 33.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.9% to 20.1% of total investments.

                       See notes to financial statements

Virginia Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments - 100.0%


Ratings (Unaudited)
--------------------   Principal
                        Amount
            Standard    (000
 Moody's    & Poor's    omitted)   Security                     Value
-----------------------------------------------------------------------------
 Education -- 6.4%
 NR         A-          $2,000     City of Lynchburgh
                                   (Randolph-Macon Woman's
                                   College), 5.88%, 9/1/23      $   2,013,280

 Baa2       NR           2,220     Rockingham County,
                                   Industrial Development
                                   Authority, (Bridgewater
                                   College), 5.95%, 10/1/13         2,188,809

 NR         A-           1,570     Virginia College Building
                                   Authority, (Hampden-Sydney
                                   College), 6.60%, 9/1/16          1,664,326

 NR         A+           1,000     Virginia College Building
                                   Authority, (Hampton
                                   University), 5.75%, 4/1/14       1,005,400

 NR         A+             400     Virginia College Building
                                   Authority, (Hampton
                                   University), 6.50%, 4/1/08         429,788

 NR         BBB-         1,150     Virginia College Building
                                   Authority, (Marymount
                                   University), 7.00%, 7/1/12       1,218,402

 NR         BBB-         2,200     Virginia College Building
                                   Authority, (Marymount
                                   University), 7.00%, 7/1/22       2,324,190
-----------------------------------------------------------------------------
                                                                $  10,844,195
-----------------------------------------------------------------------------

Electric Utilities -- 1.2%
-----------------------------------------------------------------------------
 Baa1       BBB+        $3,000     Puerto Rico Electric Power
                                   Authority, 0.00%, 7/1/17     $     936,510

 NR         NR           1,000     Virgin Islands Water and
                                   Power Authority, 7.40%,
                                   7/1/11                           1,065,210
-----------------------------------------------------------------------------
                                                                $   2,001,720
-----------------------------------------------------------------------------

Escrowed / Prerefunded -- 2.1%
-----------------------------------------------------------------------------
 Aaa        NR          $1,000     Arlington County,
                                   Industrial Development
                                   Authority, (Arlington
                                   Hospital), 7.12%, 9/1/21     $   1,125,890

 A          NR             500     Augusta County, Industrial
                                   Development Authority
                                   (Augusta Hospital), 7.00%,
                                   9/1/21                             558,130

 NR         A+           1,700     City of Virginia Beach,
                                   Water and Sewer System,
                                   6.63%, 2/1/17                    1,885,232
-----------------------------------------------------------------------------
                                                                $   3,569,252
-----------------------------------------------------------------------------

General Obligations -- 1.3%
-----------------------------------------------------------------------------
 Baa1       A           $  350     Commonwealth of Puerto
                                   Rico, 0%, 7/1/04             $     246,194

 Aaa        AAA         $1,000     Fairfax County, 5.63%,
                                   6/1/14                       $   1,018,080

 Aa         AA           1,000     Roanoke County, VA, 5.00%,
                                   6/1/21                             922,700
-----------------------------------------------------------------------------
                                                                $   2,186,974
-----------------------------------------------------------------------------

Hospitals -- 17.5%
-----------------------------------------------------------------------------
 A          NR          $3,800     Albermarle County,
                                   Industrial Development
                                   Authority, (Martha
                                   Jefferson Hospital),
                                   5.50%, 10/1/20               $   3,642,452

 A2         NR             315     Chesapeake Hospital
                                   Authority (Chesapeake
                                   General Hospital), 7.60%,
                                   7/1/00                             338,285

 A2         A            1,250     City of Martinsville
                                   (Memorial Hospital of
                                   Martinsville and Henry
                                   County), 7.00%, 1/1/06           1,314,675

 Aa2        AA           2,910     Fairfax County, Industrial
                                   Development Authority,
                                   (Inova Health System
                                   Hospitals), 5.00%, 8/15/14       2,763,598

 Aa2        AA           2,000     Fairfax County, Industrial
                                   Development Authority,
                                   (Inova Health System
                                   Hospitals), 5.00%, 8/15/15       1,889,340

 Aa2        AA           2,500     Fairfax County, Industrial
                                   Development Authority,
                                   (Inova Health System
                                   Hospitals), 5.00%, 8/15/23       2,286,150

 Aa2        AA           1,000     Fairfax County, Industrial
                                   Development Authority,
                                   (Inova Health System
                                   Hospitals), 6.00%, 8/15/26       1,011,960

 NR         A-           2,000     Medical College of Hampton
                                   Roads, 6.88%, 11/15/11           2,147,460

 Aa2        AA           3,000     Norfolk County, Industrial
                                   Development Authority,
                                   (Sentara Health System),
                                   5.00%, 11/1/20                   2,734,170

 Aa2        AA-          3,500     Peninsula Ports Authority
                                   of Virginia, (Riverside
                                   Health System), 6.63%,
                                   7/1/10                           3,763,375

 A2         NR           2,400     Prince William County,
                                   Industrial Development
                                   Authority, (Potomac
                                   Hospital), 6.85%, 10/1/25        2,566,776

 Aa2        AA           3,000     Virginia Beach Development
                                   Authority, Sentara Bayside
                                   Hospital, 6.60%, 11/1/09         3,203,100

 A3         NR           1,000     Washington County,
                                   Industrial Development
                                   Authority, (Johnston
                                   Memorial Hospital), 6.00%,
                                   7/1/14                           1,009,490

                       See notes to financial statements

Virginia Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D



 Ratings (Unaudited)
 --------------------   Principal
                        Amount
            Standard    (000
 Moody's    & Poor's    omitted)   Security                     Value
 ----------------------------------------------------------------------------
 Hospitals (continued)
 ----------------------------------------------------------------------------
 A3         NR          $1,060     Washington County,
                                   Industrial Development
                                   Authority, (Johnston
                                   Memorial Hospital), 7.00%,
                                   7/1/22                       $   1,137,528
 ----------------------------------------------------------------------------
                                                                $  29,808,359
 ----------------------------------------------------------------------------

 Housing -- 10.8%
 ----------------------------------------------------------------------------
 NR         AA          $  770     Fairfax County
                                   Redevelopment and Housing
                                   Authority, 5.50%, 6/1/17     $     754,731

 NR         AAA          1,250     Fairfax County
                                   Redevelopment and Housing
                                   Authority, Multifamily
                                   Mortgage Revenue (FHA),
                                   7.00%, 5/1/26                    1,325,838

 NR         AAA          1,000     Hampton Redevelopment and
                                   Housing Authority, Senior
                                   Living, (GNMA), 6.00%,
                                   1/20/26                          1,011,800

 NR         AAA          1,800     Suffolk Redevelopment and
                                   Housing Authority (Prince
                                   Williams Commons), (FNMA),
                                   6.45%, 6/1/19                    1,846,026

 Aa1        AA+          3,500     Virginia Housing
                                   Development Authority,
                                   Multifamily Mortgage
                                   Revenue, 7.05%, 5/1/18           3,711,330

 Aa         AA+          5,000     Virginia Housing
                                   Development Authority,
                                   Multifamily Mortgage
                                   Revenue, (AMT), 6.75%,
                                   7/1/21                           5,198,849

 Aa         NR           1,900     Virginia Housing
                                   Development Authority,
                                   Single Family Mortgage
                                   Revenue, Variable,
                                   7/1/04/(1)/                      1,890,500

 Aa1        AA+          2,500     Virginia Housing
                                   Development Authority,
                                   Single Family Mortgage
                                   Revenue, 6.85%, 1/1/15           2,627,550
 ----------------------------------------------------------------------------
                                                                $  18,366,624
 ----------------------------------------------------------------------------

 Industrial Development Revenue / Pollution
 Control Revenue -- 12.3%
 ----------------------------------------------------------------------------
 Aa3        AA-         $2,190     City of Chesapeake
                                   (Cargill Incorporated),
                                   5.88%, 3/1/13                $   2,242,648

 A2         A+           2,000     City of Giles (Hoechst
                                   Celanese Corporation),
                                   6.45%, 5/1/26                    2,093,880

 A2         A+           1,500     City of Giles (Hoechst
                                   Celanese Corporation),
                                   (AMT), 5.95%, 12/1/25            1,522,695

 A2         A+           1,000     City of Giles (Hoechst
                                   Celanese Corporation),
                                   (AMT), 6.63%, 12/1/22            1,053,520

 Baa3       BB+          1,000     Commonwealth of Puerto
                                   Rico Port Authority
                                   (American Airlines) (AMT),
                                   6.25%, 6/1/26                    1,029,790

 A3         A           $2,000     Henrico County (Browning
                                   Ferris Incorporated),
                                   (AMT), 5.45%, 1/1/14/(2)/    $   1,992,000

 A1         A-           4,000     Isle of Wright County,
                                   Industrial Development
                                   Authority (Union Camp
                                   Corporation), (AMT),
                                   6.55%, 4/1/24                    4,237,520

 Baa3       BBB            980     West Point (Chesapeake
                                   Corporation), 6.25%, 3/1/19      1,002,736

 Baa3       BBB          5,520     West Point (Chesapeake
                                   Corporation), (AMT),
                                   6.38%, 3/1/19                    5,647,014
 ----------------------------------------------------------------------------
                                                                $  20,821,803
 ----------------------------------------------------------------------------

 Insured Electric Utilities -- 0.5%
 ----------------------------------------------------------------------------
 Aaa        AAA         $  900     Commonwealth of Puerto
                                   Rico, Telephone Authority,
                                   (MBIA), Variable,
                                   1/16/15/(1)/                 $     870,750
 ----------------------------------------------------------------------------
                                                                $     870,750
 ----------------------------------------------------------------------------

 Insured General Obligations -- 4.5%
 ----------------------------------------------------------------------------
 Aaa        AAA         $8,350     City of Richmond, (FGIC),
                                   5.00%, 1/15/21               $   7,688,930
 ----------------------------------------------------------------------------
                                                                $   7,688,930
 ----------------------------------------------------------------------------

 Insured Hospitals -- 12.3%
 ----------------------------------------------------------------------------
 Aaa        AAA         $1,665     Arlington County,
                                   Industrial Development
                                   Authority (The Arlington
                                   Hospital), (AMBAC), 5.00%,
                                   9/1/21                       $   1,492,889

 Aaa        AAA          5,000     Augusta County, Industrial
                                   Development Authority
                                   (Augusta Hospital
                                   Corporation), (AMBAC),
                                   5.13%, 9/1/21                    4,582,749

 Aaa        AAA          2,500     Chesapeake Hospital
                                   Authority (Chesapeake
                                   General Hospital), (MBIA),
                                   5.25%, 7/1/18                    2,337,050

 Aaa        AAA          1,500     City of Fredericksburg,
                                   Industrial Development
                                   Authority, (AMBAC), 5.25%,
                                   6/15/23                          1,407,495

 Aaa        AAA          1,000     City of Roanoke (Franklin
                                   Memorial Hospital and
                                   Saint Albans Psychiatric
                                   Hospital), (MBIA), 5.25%,
                                   7/1/25                             923,200

 Aaa        AAA          5,000     City of Virginia Beach
                                   (Virginia Beach Memorial
                                   Hospital), (AMBAC), 5.13%,
                                   2/15/18                          4,676,849


                       See notes to financial statements

Virginia Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D


 Ratings (Unaudited)
 --------------------   Principal
                        Amount
            Standard    (000
 Moody's    & Poor's    omitted)   Security                     Value
 ----------------------------------------------------------------------------
 Insured Hospitals (continued)
 ----------------------------------------------------------------------------
 Aaa        AAA         $2,000     City of Winchester,
                                   Industrial Development
                                   Authority (Winchester
                                   Medical Center), (AMBAC),
                                   Variable, 1/21/14/(1)/       $   2,312,500

 Aaa        AAA          1,500     Henrico County (Bon Secour
                                   Health Systems), (MBIA),
                                   6.25%, 8/15/20                   1,641,990

 Aaa        AAA          1,800     Roanoke County, VA
                                   Industrial Development
                                   Authority, (MBIA), 5.00%,
                                   7/1/24                           1,606,968
 ----------------------------------------------------------------------------
                                                                $  20,981,690
 ----------------------------------------------------------------------------

 Insured Transportation -- 3.3%
 ----------------------------------------------------------------------------
 Aaa        AAA         $4,625     Metropolitan Washington
                                   Airports Authority,
                                   (MBIA), (AMT), 5.75%,
                                   10/1/20                      $   4,580,554

 Aaa        AAA          1,000     Richmond Metropolitan
                                   Authority Expressway,
                                   (FGIC), 6.38%, 7/15/16           1,071,830
 ----------------------------------------------------------------------------
                                                                $   5,652,384
 ----------------------------------------------------------------------------

 Insured Water and Sewer -- 5.7%
 ----------------------------------------------------------------------------
 Aaa        AAA         $1,000     Loudoun County Sanitation
                                   Authority, (FGIC), 5.13%,
                                   1/1/30                       $     924,010

 Aaa        AAA          2,000     Loudoun County Sanitation
                                   Authority, (MBIA), 5.25%,
                                   1/1/30                           1,846,060

 Aaa        AAA          1,000     Norfolk County Water and
                                   Sewer Authority, (AMBAC),
                                   5.25%, 11/1/13                     979,800

 Aaa        AAA          1,000     Roanoke County, VA Water
                                   and Sewer Authority,
                                   (FGIC), 5.00%, 7/1/21              901,700

 Aaa        AAA          1,750     Upper Occoquan Sewage
                                   Authority, (FGIC), 5.00%,
                                   7/1/15                           1,646,698

 Aaa        AAA          1,000     Upper Occoquan Sewage
                                   Authority, (MBIA), 5.00%,
                                   7/1/25                             913,200

 Aaa        AAA          2,700     Upper Occoquan Sewage
                                   Authority, (MBIA), 5.15%,
                                   7/1/20                           2,527,605
 ----------------------------------------------------------------------------
                                                                $   9,739,073
 ----------------------------------------------------------------------------

 Lease Revenue / Certificates of Participation -- 7.8%
 ----------------------------------------------------------------------------
 Aa         AA          $2,250     Fairfax County Economic
                                   Development Authority,
                                   Lease, Government Center
                                   Properties, 5.25%, 11/15/18  $   2,128,613

 Aa         AA          $2,000     Fairfax County Economic
                                   Development Authority,
                                   Lease, Government Center
                                   Properties, 5.50%, 5/15/14   $   1,968,140

 Aa         AA           2,000     Henrico County, Industrial
                                   Development Authority,
                                   Lease, 7.00%, 8/1/13             2,259,380

 Aa         AA           2,250     Henrico County, Industrial
                                   Development Authority,
                                   Lease, 7.12%, 8/1/21             2,560,748

 NR         NR           1,250     King George County, Lease,
                                   7.00%, 12/15/12                  1,294,700

 A          NR           3,000     Rockingham and
                                   Harrisonburg Counties,
                                   Harrisonburg Redevelopment
                                   and Housing Authority,
                                   6.50%, 9/1/14                    3,103,230
 ----------------------------------------------------------------------------
                                                                $  13,314,811
 ----------------------------------------------------------------------------

 Life Care -- 1.3%
 ----------------------------------------------------------------------------
 NR         NR          $2,000     Loudoun County, Industrial
                                   Development Authority
                                   (Falcons Landing), 8.75%,
                                   11/1/24                      $   2,113,600
 ----------------------------------------------------------------------------
                                                                $   2,113,600
 ----------------------------------------------------------------------------

 Nursing Homes -- 0.2%
 ----------------------------------------------------------------------------
 NR         NR          $  325     Covington-Allegheny
                                   County, Industrial
                                   Development Authority,
                                   (Beverly Enterprise),
                                   9.38%, 9/1/01                $     359,291
 ----------------------------------------------------------------------------
                                                                $     359,291
 ----------------------------------------------------------------------------

 Solid Waste -- 1.9%
 ----------------------------------------------------------------------------
 A1         A+          $  915     Fairfax County Economic
                                   Development Authority,
                                   (Ogden Martin Systems of
                                   Fairfax Incorporated),
                                   (AMT), 7.75%, 2/1/11         $     983,469

 Baa1       A-           2,250     Southeastern Public
                                   Service Authority, Solid
                                   Waste Systems, (AMT),
                                   6.00%, 7/1/13                    2,256,368
 ----------------------------------------------------------------------------
                                                                $   3,239,837
 ----------------------------------------------------------------------------


                       See notes to financial statements

Virginia Municipals Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS CONT'D


  Ratings (Unaudited)   Principal
 --------------------
                        Amount
            Standard    (000
 Moody's    & Poor's    omitted)   Security                     Value
 ----------------------------------------------------------------------------

 Special Tax Revenue -- 4.3%
 ----------------------------------------------------------------------------
 Baa1       A           $  500     Commonwealth of Puerto
                                   Rico Highway and
                                   Transportation Authority,    $     446,280
                                   5.00%, 7/1/22

 Baa1       A            1,500     Commonwealth of Puerto
                                   Rico Highway and
                                   Transportation Authority,        1,332,675
                                   5.00%, 7/1/36

 NR         NR           4,000     Virgin Islands Public
                                   Finance Authority, 7.25%,        4,332,440
                                   10/1/18

 Aa         AA           1,000     Virginia State
                                   Transportation Board
                                   Revenue, Route 28,
                                   Variable, 4/1/18/(1)/            1,138,750
 ----------------------------------------------------------------------------
                                                                $   7,250,145
 ----------------------------------------------------------------------------

 Transportation -- 1.0%
 ----------------------------------------------------------------------------
 NR         BBB         $  400     Charlottesville-Albermarle
                                   VA Airport Authority,
                                   (AMT), 6.13%, 12/1/13        $     394,192

 Aa         A+           1,250     Virginia Port Authority
                                   (AMT), 5.90%, 7/1/16             1,265,875
 ----------------------------------------------------------------------------
                                                                $   1,660,067
 ----------------------------------------------------------------------------

 Water and Sewer -- 5.6%
 ----------------------------------------------------------------------------
 Aa         AA-         $3,595     Fairfax County, VA Water
                                   Authority, 5.00%, 4/1/16     $   3,377,934

 Aa         AA-          2,000     Fairfax County, VA Water
                                   Authority, 5.75%, 4/1/29         1,986,820

 Aa         AA-          1,000     Fairfax County, VA Water
                                   Authority, Variable,
                                   4/1/29/(1)/                        990,000

 NR         AA           1,630     Virginia Resource
                                   Authority (Campbell
                                   Utilities), 5.13%, 10/1/19       1,542,127

 NR         AA           1,655     Virginia Resource
                                   Authority (Hopewell Waste
                                   Water), (AMT), 6.00%,
                                   10/1/25                          1,668,439
 ----------------------------------------------------------------------------
                                                                $   9,565,320
 ----------------------------------------------------------------------------

 Total Tax Exempt Investments -- 100.0%
    (identified cost $159,487,477)                              $170,034,825
 ----------------------------------------------------------------------------

/(1)/ Security has been issued as an inverse floater bond.

/(2)/ Security has been segregated to cover margin requirements on open financial futures contracts.

    AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.


   The Portfolio invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28,1997, 26.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 7.2% to 10.1% of total investments.

                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of February 28, 1997

                                                                Alabama Portfolio             Arkansas Portfolio
--------------------------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------------------------
Investments --
     Identified cost                                                $100,675,836                  $ 65,038,418
     Unrealized appreciation                                           5,553,238                     2,618,702
--------------------------------------------------------------------------------------------------------------------
Investment at value (Note 1A)                                       $106,229,074                  $ 67,657,120
--------------------------------------------------------------------------------------------------------------------
Cash                                                                $        535                  $         26
Receivable for investments sold                                               --                       155,000
Interest receivable                                                    1,715,665                     1,028,258
Deferred organization expenses (Note 1D)                                   1,407                         2,923
--------------------------------------------------------------------------------------------------------------------
Total assets                                                        $107,946,681                  $ 68,843,327
--------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                   $  1,429,275                  $        --
Demand note payable (Note 5)                                              17,000                       122,000
Payable for variation margin on open financial
     futures contracts (Note 1E)                                          12,656                         8,438
Payable to affiliate for Trustees' fees (Note 2)                           1,500                         1,500
Accrued expenses                                                           9,670                         9,184
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   $  1,470,101                  $    141,122
--------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio           $106,476,580                  $ 68,702,205
--------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals             $100,978,608                  $ 66,120,347
Net unrealized appreciation of investments and financial
     futures contracts (computed on the basis of
     identified cost)                                                  5,497,972                     2,581,858
--------------------------------------------------------------------------------------------------------------------
Total                                                               $106,476,580                  $ 68,702,205
--------------------------------------------------------------------------------------------------------------------
                                                                Georgia Portfolio               Kentucky Portfolio
--------------------------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------------------------
Investments --
     Identified cost                                                $ 94,112,523                  $ 121,126,820
     Unrealized appreciation                                           5,481,836                      6,791,267
--------------------------------------------------------------------------------------------------------------------
Investment at value (Note 1A)                                       $ 99,594,359                  $ 127,918,087
--------------------------------------------------------------------------------------------------------------------
Cash                                                                $  1,054,410                  $         353
Receivable for investments sold                                               --                             --
Interest receivable                                                    1,408,661                      1,975,225
Deferred organization expenses (Note 1D)                                   2,224                          1,177
--------------------------------------------------------------------------------------------------------------------
Total assets                                                        $102,059,654                  $ 129,894,842
--------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                   $    484,541                  $   1,225,595
Demand note payable (Note 5)                                                  --                      1,013,000
Payable for variation margin on open financial
     futures contracts (Note 1E)                                          11,875                         11,719
Payable to affiliate for Trustees' fees (Note 2)                           1,500                          1,500
Accrued expenses                                                          10,304                          8,240
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   $    508,220                  $   2,260,054
--------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio           $101,551,434                  $ 127,634,788
--------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals             $ 95,901,568                  $ 120,536,911
Net unrealized appreciation of investments and financial
     futures contracts (computed on the basis of
     identified cost)                                                  5,649,866                      7,097,877
--------------------------------------------------------------------------------------------------------------------
Total                                                               $101,551,434                  $ 127,634,788
--------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of February 28, 1997

                                                                    Oregon Portfolio            South Carolina Portfolio
--------------------------------------------------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------------------------------------------------
Investments --
     Identified cost                                                 $   118,050,031                 $   53,154,856
     Unrealized appreciation                                               5,703,861                      3,427,035
--------------------------------------------------------------------------------------------------------------------------
Investment at value (Note 1A)                                        $   123,753,892                 $   56,581,891
--------------------------------------------------------------------------------------------------------------------------
Cash                                                                 $            95                 $          125
Receivable for investments sold                                                   --                      1,463,426
Interest receivable                                                        1,710,233                        805,296
Deferred organization expenses (Note 1D)                                       1,902                          2,817
--------------------------------------------------------------------------------------------------------------------------
Total assets                                                         $   125,466,122                 $   58,853,555
--------------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------------
Demand note payable (Note 5)                                         $     2,768,000                 $    1,581,000
Payable for variation margin on open financial futures
     contracts (Note 1E)                                                      31,250                          5,469
Payable to affiliate for Trustees' fees (Note 2)                               1,504                          1,190
Accrued expenses                                                              23,673                          9,658
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    $     2,824,427                 $    1,597,317
--------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio            $   122,641,695                 $   57,256,238
--------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals              $   117,096,348                 $   53,765,993
Net unrealized appreciation of investments and financial
     futures contracts (computed on the basis of
     identified cost)                                                      5,545,347                      3,490,245
--------------------------------------------------------------------------------------------------------------------------
Total                                                                $   122,641,695                 $   57,256,238
--------------------------------------------------------------------------------------------------------------------------

                                                                    Tennessee Portfolio            Virginia Portfolio
--------------------------------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------------------------------
Investments --
     Identified cost                                                 $  52,515,401                  $   159,487,477
     Unrealized appreciation                                             2,231,940                       10,547,348
--------------------------------------------------------------------------------------------------------------------------
Investment at value (Note 1A)                                        $  54,747,341                  $   170,034,825
--------------------------------------------------------------------------------------------------------------------------
Cash                                                                 $         888                  $           800
Receivable for investments sold                                                 --                              --
Interest receivable                                                        849,290                        2,813,355
Deferred organization expenses (Note 1D)                                     2,273                            2,651
--------------------------------------------------------------------------------------------------------------------------
Total assets                                                         $  55,599,792                  $   172,851,631
--------------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------------
Demand note payable (Note 5)                                         $     150,000                  $     1,595,000
Payable for variation margin on open financial futures
     contracts (Note 1E)                                                     6,563                           20,625
Payable to affiliate for Trustees' fees (Note 2)                             1,187                            1,930
Accrued expenses                                                             7,145                           10,262
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    $     164,895                  $     1,627,817
--------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio            $  55,434,897                  $   171,223,814
--------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals              $  53,106,528                  $   160,766,530
Net unrealized appreciation of investments and financial
     futures contracts (computed on the basis of
     identified cost)                                                    2,328,369                       10,457,284
--------------------------------------------------------------------------------------------------------------------------
Total                                                                $  55,434,897                  $   171,223,814
--------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended February 28, 1997


                                                           Alabama Portfolio            Arkansas Portfolio
---------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
---------------------------------------------------------------------------------------------------------------
Interest  income                                             $  3,217,867                 $  2,120,180
---------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                              $    208,824                 $    123,119
Compensation of Trustees not members of the
     Administrator's organization (Note 2)                          4,341                        3,696
Custodian fee (Note 1J)                                            30,634                       19,474
Legal and accounting services                                      20,842                       18,867
Bond pricing                                                        3,931                        3,690
Amortization of organization expenses (Note 1D)                       778                          746
Registration fees                                                     416                           70
Interest expense                                                       --                       13,498
Miscellaneous                                                       6,537                        1,906
---------------------------------------------------------------------------------------------------------------
Total expenses                                               $    276,303                 $    185,066
---------------------------------------------------------------------------------------------------------------
Less Allocations --
     Reduction of custodian fee (Note 1J)                    $      9,900                 $         --
---------------------------------------------------------------------------------------------------------------
Total expense reductions                                     $      9,900                 $         --
---------------------------------------------------------------------------------------------------------------

Net expenses                                                 $    266,403                 $    185,066
---------------------------------------------------------------------------------------------------------------

Net investment income                                        $  2,951,464                 $  1,935,114
---------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)         $    504,064                 $    291,870
     Financial futures contracts                                 (727,615)                    (485,077)
---------------------------------------------------------------------------------------------------------------
Net realized loss on investment transactions                 $   (223,551)                $   (193,207)
---------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                     $  2,855,149                 $  1,650,459
     Financial futures contracts                                 (156,966)                    (104,642)
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments         $  2,698,183                 $  1,545,817
---------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments              $  2,474,632                 $  1,352,610
---------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                   $  5,426,096                 $  3,287,724
---------------------------------------------------------------------------------------------------------------

                                                           Georgia Portfolio            Kentucky Portfolio
--------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
---------------------------------------------------------------------------------------------------------------
Interest  income                                              $  3,209,742                 $   3,961,023
---------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                               $    206,002                 $     265,628
Compensation of Trustees not members of the
     Administrator's organization (Note 2)                           4,341                         4,340
Custodian fee (Note 1J)                                             25,695                        25,631
Legal and accounting services                                       20,867                        20,867
Bond pricing                                                         3,943                         4,669
Amortization of organization expenses (Note 1D)                      1,088                           655
Registration fees                                                      400                            --
Interest expense                                                        --                            --
Miscellaneous                                                        4,256                         6,399
---------------------------------------------------------------------------------------------------------------
Total expenses                                                $    266,592                 $     328,189
---------------------------------------------------------------------------------------------------------------
Less Allocations --
     Reduction of custodian fee (Note 1J)                     $      6,240                 $      17,774
---------------------------------------------------------------------------------------------------------------
Total expense reductions                                      $      6,240                 $      17,774
---------------------------------------------------------------------------------------------------------------

Net expenses                                                  $    260,352                 $     310,415
---------------------------------------------------------------------------------------------------------------

Net investment income                                         $  2,949,390                 $   3,650,608
---------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)          $    611,678                 $     521,024
     Financial futures contracts                                  (636,666)                   (1,049,096)
---------------------------------------------------------------------------------------------------------------
Net realized loss on investment transactions                  $    (24,988)                $    (528,072)
---------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                      $  2,440,115                 $   3,458,697
     Financial futures contracts                                    13,798                       339,687
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments          $  2,453,913                 $   3,798,384
---------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments               $  2,428,925                 $   3,270,312
---------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                    $  5,378,315                 $   6,920,920
---------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended February 28, 1997

                                                            Louisiana         Maryland          Missouri        North Carolina
                                                            Portfolio         Portfolio         Portfolio         Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
----------------------------------------------------------------------------------------------------------------------------------
Interest income                                             $1,093,909        $3,262,795        $2,519,158        $5,592,432
----------------------------------------------------------------------------------------------------------------------------------


Expenses
----------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                             $   40,486        $  215,602        $  152,918        $  395,003
Compensation of Trustees not members of the
   Administrator's organization (Note 2)                           802             4,340             4,512             5,631
Custodian fee  (Note 1J)                                        11,073            18,683            26,186            47,991
Legal and accounting services                                   18,567            20,867            18,567            24,981
Bond pricing                                                     2,862             4,251             3,555             4,856
Amortization of organization expenses (Note 1D)                    672               753               697             1,669
Miscellaneous                                                    1,941             6,923             2,723            10,989
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                              $   76,403        $  271,419        $  209,158        $  491,120
----------------------------------------------------------------------------------------------------------------------------------
Less Allocations --
   Reduction of custodian fee  (Note 1J)                    $    3,302        $   13,132        $    5,884        $   24,213
   Preliminary reduction of investment adviser fee (Note 2)     14,936                --                --                --
----------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                    $   18,238        $   13,132        $    5,884        $   24,213
----------------------------------------------------------------------------------------------------------------------------------

Net expenses                                                $   58,165        $  258,287        $  203,274        $  466,907
----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                       $1,035,744        $3,004,508        $2,315,884        $5,125,525
----------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)          $   69,768        $  957,102        $  473,848        $1,943,891
   Financial futures contracts                                (199,945)         (720,149)         (536,967)         (824,832)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions         $ (130,177)       $  236,953        $  (63,119)       $1,119,059
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                      $  945,859        $2,356,908        $2,349,342        $2,593,092
   Financial futures contracts                                 (27,604)         (159,010)           16,117           (77,317)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments        $  918,255        $2,197,898        $2,365,459        $2,515,775
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments             $  788,078        $2,434,851        $2,302,340        $3,634,834
----------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                  $1,823,822        $5,439,359        $4,618,224        $8,760,359
----------------------------------------------------------------------------------------------------------------------------------


                      See notes to financial statements.

EV Municipals Portfolios as of February 28, 1997
FINANCIAL STATEMENTS (Unaudited) CONT'D
Statements of Operations

For the Six Months Ended February 28, 1997

                                                      Oregon Portfolio   South Carolina Portfolio
--------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
--------------------------------------------------------------------------------------------------
Interest  income                                          $3,828,477         $1,768,275
--------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                           $  255,298         $   91,676
Compensation of Trustees not members of the
     Administrator's organization (Note 2)                     4,355              3,386
Custodian fee  (Note 1J)                                      33,876             17,211
Legal and accounting services                                 20,567             18,867
Bond pricing                                                   4,216              2,730
Amortization of organization expenses (Note 1D)                1,038                715
Registration fees                                                --                  50
Interest expense                                              58,238              7,105
Miscellaneous                                                  3,116              1,624
--------------------------------------------------------------------------------------------------
Total expenses                                            $  380,704         $  143,364
--------------------------------------------------------------------------------------------------
Less Allocations --
     Reduction of custodian fee  (Note 1J)                $   11,888         $    4,759
--------------------------------------------------------------------------------------------------
Total expense reductions                                  $   11,888         $    4,759
--------------------------------------------------------------------------------------------------

Net expenses                                              $  368,816         $  138,605
--------------------------------------------------------------------------------------------------

Net investment income                                     $3,459,661         $1,629,670
--------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
--------------------------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)      $  123,114         $  179,315
     Financial futures contracts                            (943,560)          (373,966)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions       $ (820,446)        $ (194,651)
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                  $2,567,269         $1,551,117
     Financial futures contracts                            (124,517)            63,210
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments      $2,442,752         $1,614,327
--------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments           $1,622,306         $1,419,676
--------------------------------------------------------------------------------------------------

Net increase in net assets from operations                $5,081,967         $3,049,346
--------------------------------------------------------------------------------------------------

                                                                             Tennessee Portfolio         Virginia Portfolio
----------------------------------------------------------------------------------------------------------------------------

Investment Income (Note 1B)
----------------------------------------------------------------------------------------------------------------------------
Interest  income                                                                 $1,662,646                 $5,330,864
----------------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                                  $   85,483                 $  373,632
Compensation of Trustees not members of the
     Administrator's organization (Note 2)                                            3,391                      5,631
Custodian fee  (Note 1J)                                                             14,722                     44,380
Legal and accounting services                                                        18,567                     25,022
Bond pricing                                                                          3,122                      5,093
Amortization of organization expenses (Note 1D)                                       1,169                      1,369
Registration fees                                                                       --                         160
Interest expense                                                                        --                         --
Miscellaneous                                                                         2,142                     11,838
----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                   $  128,596                 $  467,125
----------------------------------------------------------------------------------------------------------------------------
Less Allocations --
     Reduction of custodian fee  (Note 1J)                                       $    4,890                 $   25,244
----------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                                         $    4,890                 $   25,244
----------------------------------------------------------------------------------------------------------------------------

Net expenses                                                                     $  123,706                 $  441,881
----------------------------------------------------------------------------------------------------------------------------

Net investment income                                                            $1,538,940                 $4,888,983
----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)                             $  147,300                 $1,565,769
     Financial futures contracts                                                   (325,909)                  (984,859)
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                              $ (178,609)                $  580,910
----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                                         $1,453,636                 $2,959,294
     Financial futures contracts                                                     19,314                    (45,042)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                             $1,472,950                 $2,914,252
----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments                                  $1,294,341                 $3,495,162
----------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                                       $2,833,281                 $8,384,145
----------------------------------------------------------------------------------------------------------------------------

EV Municipals Portfolios as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended February 28, 1997


Increase (Decrease) in Net Assets                                 Alabama Portfolio               Arkansas Portfolio
--------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                           $   2,951,464                    $   1,935,114
     Net realized loss on investments and financial futures
         contracts                                                        (223,551)                        (193,207)
     Change in unrealized appreciation (depreciation)                    2,698,183                        1,545,817
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           $   5,426,096                    $   3,287,724
--------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                                   $   2,373,337                    $     897,078
     Withdrawals                                                        (9,866,403)                      (9,585,814)
--------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions                 $  (7,493,066)                   $  (8,688,736)
--------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                           $  (2,066,970)                   $  (5,401,012)
--------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------
At beginning of period                                               $ 108,543,550                    $  74,103,217
--------------------------------------------------------------------------------------------------------------------
At end of period                                                     $ 106,476,580                    $  68,702,205
--------------------------------------------------------------------------------------------------------------------


Increase (Decrease) in Net Assets                                 Georgia Portfolio               Kentucky Portfolio
--------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                           $   2,949,390                    $   3,650,608
     Net realized loss on investments and financial futures
         contracts                                                         (24,988)                        (528,072)
     Change in unrealized appreciation (depreciation)                    2,453,913                        3,798,384
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           $   5,378,315                    $   6,920,920
--------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                                   $   2,605,777                    $   2,466,500
     Withdrawals                                                       (15,406,953)                     (14,770,085)
--------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions                 $ (12,801,176)                   $ (12,303,585)
--------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                           $  (7,422,861)                   $  (5,382,665)
--------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------
At beginning of period                                               $ 108,974,295                    $ 133,017,453
--------------------------------------------------------------------------------------------------------------------
At end of period                                                     $ 101,551,434                    $ 127,634,788
--------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios  as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended February 28, 1997

                                                                                                                North Carolina
Increase (Decrease) in Net Assets                 Louisiana Portfolio  Maryland Portfolio   Missouri Portfolio    Portfolio
-------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                             $ 1,035,744         $  3,004,508       $ 2,315,884         $  5,125,525
    Net realized gain (loss) on investments and
        financial futures contracts                      (130,177)             236,953           (63,119)           1,119,059
    Change in unrealized appreciation (depreciation)      918,255            2,197,898         2,365,459            2,515,775
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations            $ 1,823,822         $  5,439,359       $ 4,618,224         $  8,760,359
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                     $ 1,215,986         $  3,224,739       $ 1,252,604         $  2,978,480
    Withdrawals                                        (3,211,815)          (9,465,839)       (9,539,131)         (19,920,858)
-------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets  from capital
    transactions                                      $(1,995,829)        $ (6,241,100)      $(8,286,527)        $(16,942,378)
-------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                            $  (172,007)        $   (801,741)      $(3,668,303)        $ (8,182,019)
-------------------------------------------------------------------------------------------------------------------------------


Net Assets
-------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                $35,048,671         $110,588,345       $85,162,363         $187,044,385
-------------------------------------------------------------------------------------------------------------------------------
At end of period                                      $34,876,664         $109,786,604       $81,494,060         $178,862,366
-------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended February 28, 1997


Increase (Decrease) in Net Assets               Oregon Portfolio  South Carolina Portfolio  Tennessee Portfolio  Virginia Portfolio
------------------------------------------------------------------------------------------------------------------------------------

From operations --
    Net investment income                         $  3,459,661          $ 1,629,670            $ 1,538,940           $  4,888,983
    Net realized gain (loss) on investments and
        financial futures contracts                   (820,446)            (194,651)              (178,609)               580,910
    Change in unrealized appreciation
        (depreciation)                               2,442,752            1,614,327              1,472,950              2,914,252
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations        $  5,081,967          $ 3,049,346            $ 2,833,281           $  8,384,145
------------------------------------------------------------------------------------------------------------------------------------

Capital transactions --
    Contributions                                 $  3,450,714          $ 1,963,020            $ 1,779,091           $  4,060,173
    Withdrawals                                    (15,649,641)          (6,074,275)            (5,242,828)           (18,864,825)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets from capital
    transactions                                  $(12,198,927)         $(4,111,255)           $(3,463,737)          $(14,804,652)
------------------------------------------------------------------------------------------------------------------------------------


Net decrease in net assets                        $ (7,116,960)         $(1,061,909)           $  (630,456)          $ (6,420,507)
------------------------------------------------------------------------------------------------------------------------------------



Net Assets
------------------------------------------------------------------------------------------------------------------------------------

At beginning of period                            $129,758,655          $58,318,147            $56,065,353           $177,644,321
------------------------------------------------------------------------------------------------------------------------------------

At end of period                                  $122,641,695          $57,256,238            $55,434,897           $171,223,814
------------------------------------------------------------------------------------------------------------------------------------




                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 1996

                                                             Alabama            Arkansas           Georgia             Kentucky
Increase (Decrease) in Net Assets                           Portfolio           Portfolio          Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                  $  6,332,868       $   4,255,703      $  6,613,729        $   7,720,705
    Net realized gain (loss) on investments and
        financial futures contracts                           1,487,745             286,243           760,070           (1,218,558)
    Change in unrealized appreciation
        (depreciation)                                       (1,006,618)           (463,593)         (233,422)           1,370,567
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                 $  6,813,995       $   4,078,353      $  7,140,377        $   7,872,714
------------------------------------------------------------------------------------------------------------------------------------

Capital transactions --
    Contributions                                          $  5,435,768       $   3,573,437      $  4,580,164        $   6,532,846
    Withdrawals                                             (22,192,266)        (15,083,575)      (25,694,913)         (26,656,733)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets from capital transactions       $(16,756,498)      $ (11,510,138)     $(21,114,749)       $ (20,123,887)
------------------------------------------------------------------------------------------------------------------------------------


Net decrease in net assets                                 $ (9,942,503)      $  (7,431,785)     $(13,974,372)       $ (12,251,173)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                       $118,486,053       $  81,535,002      $122,948,667        $ 145,268,626
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                             $108,543,550       $  74,103,217      $108,974,295        $ 133,017,453
------------------------------------------------------------------------------------------------------------------------------------


                      See notes to financial statements.

EV Municipals Portfolios as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 1996

                                                           Louisiana         Maryland          Missouri          North Carolina
Increase (Decrease) in Net Assets                          Portfolio         Portfolio         Portfolio           Portfolio
----------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                 $  2,080,783     $   6,315,616      $  5,007,538       $  10,663,105
    Net realized gain (loss) on investments and
        financial futures contracts                           (353,485)        1,533,760         1,101,913            (138,749)
    Change in unrealized appreciation (depreciation)           290,155          (570,744)       (1,026,029)            742,696
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                $  2,017,453     $   7,278,632      $  5,083,422       $  11,267,052
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                         $  4,634,958     $   9,198,950      $  4,159,884       $  19,433,725
    Withdrawals                                             (5,912,419)      (20,893,413)      (17,243,046)        (38,835,116)
----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions      $ (1,277,461)    $ (11,694,463)     $(13,083,162)      $ (19,401,391)
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                     $    739,992     $  (4,415,831)     $ (7,999,740)      $  (8,134,339)
----------------------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                      $ 34,308,679     $ 115,004,176      $ 93,162,103       $ 195,178,724
----------------------------------------------------------------------------------------------------------------------------------
At end of year                                            $ 35,048,671     $ 110,588,345      $ 85,162,363       $ 187,044,385
----------------------------------------------------------------------------------------------------------------------------------


                      See notes to financial statements.

EV Municipals Portfolios as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


For the Year Ended August 31, 1996

Increase (Decrease) in Net Assets                                   Oregon Portfolio   South Carolina Portfolio
-----------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                           $     7,559,303         $   3,474,069
     Net realized gain (loss) on investments and financial futures          (969,132)              659,386
         contracts
     Change in unrealized appreciation (depreciation)                        492,083              (468,193)
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           $     7,082,254         $   3,665,262
-----------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                                   $     5,697,262         $   5,386,887
     Withdrawals                                                         (29,411,782)          (12,145,670)
-----------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions                 $   (23,714,520)        $  (6,758,783)
-----------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                           $   (16,632,266)        $  (3,093,521)
-----------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------
At beginning of year                                                 $   146,390,921         $  61,411,668
-----------------------------------------------------------------------------------------------------------------
At end of year                                                       $   129,758,655         $  58,318,147
-----------------------------------------------------------------------------------------------------------------


For the Year Ended August 31, 1996

Increase (Decrease) in Net Assets                                    Tennessee Portfolio             Virginia Portfolio
----------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                              $    3,197,243                  $    10,483,462
     Net realized gain (loss) on investments and financial futures              41,366                          178,747
         contracts
     Change in unrealized appreciation (depreciation)                          360,970                          148,870
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                              $    3,599,579                  $    10,811,079
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                                      $    4,078,787                  $     9,068,306
     Withdrawals                                                           (10,286,316)                     (33,982,986)
----------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions                    $   (6,207,529)                 $   (24,914,680)
----------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                              $   (2,607,950)                 $   (14,103,601)
----------------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------------
At beginning of year                                                    $   58,673,303                  $   191,747,922
----------------------------------------------------------------------------------------------------------------------------
At end of year                                                          $   56,065,353                  $   177,644,321
----------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                     Alabama Portfolio
                                               ---------------------------------------------------------------
                                                                                Year Ended
                                               Six Months    -------------------------------------------------
                                               Ended                    August 31,              Sept. 30,
                                               Feb. 28, 1997 -------------------------------------------------
                                               (Unaudited)    1996        1995        1994*     1993**
--------------------------------------------------------------------------------------------------------------
Ratios to average
daily net assets++:
--------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                  0.52%+        0.49%       0.47%       0.44%+     0.25%+
Net expenses, after
     custodian fee reduction                   0.50%+        0.45%          --         --         --
Net investment income                          5.53%+        5.50%       5.77%       5.37%+     5.52%+

Portfolio Turnover                               11%           52%         51%         26%        10%
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)    $106,477      $108,544    $118,486    $117,163    $83,628

                                                                 Arkansas Portfolio
                                                   -----------------------------------------------

                                                   Six Months     --------------------------------
                                                   Ended               Year Ended August 31,
                                                   Feb. 28, 1997  --------------------------------
                                                   (Unaudited)     1996      1995       1994***
--------------------------------------------------------------------------------------------------
Ratios to average
daily net assets++:
--------------------------------------------------------------------------------------------------
Expenses/(1)/                                        0.52%+       0.48%      0.46%      0.24%+
Net expenses, after
     custodian fee reduction                         0.52%+       0.46%         --         --
Net investment income                                5.43%+       5.40%      5.69%      5.60%+

Portfolio Turnover                                     11%          11%        23%        16%
--------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $ 68,702      $74,103    $81,535    $82,917

++ The operating expenses of the Portfolios may reflect a reduction of the Investment Adviser fee and/or an allocation of expenses to the Investment Adviser. Had such action not been taken, the annualized ratios would have been as follows:

Expenses/(1)/                                  0.35%+                   0.43%+
Net investment income                          5.42%+                   5.41%+

+     Annualized.
*     For the eleven months ended August 31, 1994.
**    For the period from the start of business, February 1, 1993, to September
       30, 1993.
***   For the seven months ended August 31, 1994.
/(1)/ The expense ratio for the reporting periods ended August 31, 1996 and thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                          Georgia Portfolio
                                               ------------------------------------------------------------------------

                                                                                      Year Ended
                                               Six Months     ---------------------------------------------------------
                                               Ended                         August 31,                  Sept. 30,
                                               Feb. 28, 1997  ---------------------------------------    --------------
                                               (Unaudited)      1996           1995             1994*    1993**
-----------------------------------------------------------------------------------------------------------------------
Ratios to average
daily net assets:
-----------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                        0.51%+         0.50%         0.46%          0.44%+         0.40%+
Net expenses, after
      custodian fee reduction                        0.50%+         0.45%            --             --             --
Net investment income                                5.61%+         5.59%         5.73%          5.37%+         5.37%+
Portfolio Turnover                                      8%            21%           48%            45%            35%
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $101,551       $108,974      $122,949       $137,724       $119,311

                                                                           Kentucky Portfolio
                                                -------------------------------------------------------------------------

                                                                                         Year Ended
                                                Six Months    -----------------------------------------------------------
                                                Ended                            August 31,                  Sept. 30,
                                                Feb. 28, 1997 ------------------------------------------    -------------
                                                (Unaudited)         1996          1995            1994*       1993**
-------------------------------------------------------------------------------------------------------------------------
Ratios to average
daily net assets:
-------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                        0.50%+         0.53%          0.49%         0.46%+         0.40%+
Net expenses, after
      custodian fee reduction                        0.48%+         0.50%             --            --             --
Net investment income                                5.61%+         5.49%          5.75%         5.39%+         5.40%+
Portfolio Turnover                                     13%            28%            30%           21%            11%
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)        $  127,635       $133,017       $145,269      $145,210       $117,936

+     Annualized.

*     For the eleven months ended August 31, 1994.

** For the period from the start of business, February 1, 1993, to September 30, 1993.

/(1)/ The expense ratios for the reporting periods ended August 31, 1996 and thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1997
FINANCIAL STATEMENTS CONT'D
Supplementary Data

                                                                    Louisiana Portfolio
                                                    ----------------------------------------------------

                                                    Six Months
                                                    Ended                   Year Ended August 31,
                                                    Feb. 28, 1997    -----------------------------------
                                                    (Unaudited)       1996         1995         1994***
--------------------------------------------------------------------------------------------------------

Ratios to average
daily net assets++:
--------------------------------------------------------------------------------------------------------
Expenses /(1)/                                         0.35%+           0.30%        0.22%         0.14%+
--------------------------------------------------------------------------------------------------------
Net expenses, after
      custodian fee reduction                          0.33%+           0.23%           --            --
Net investment income                                  5.95%+           5.90%        6.06%         5.86%+

Portfolio Turnover                                       12%              99%          46%           21%
--------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)             $34,877          $35,049      $34,309       $31,423

                                                                                   Maryland Portfolio
                                                        --------------------------------------------------------------------

                                                                                               Year Ended
                                                        Six Months        --------------------------------------------------
                                                        Ended                          August 31,                 Sept. 30,
                                                        Feb. 28, 1997     ---------------------------------       ----------
                                                        (Unaudited)       1996           1995         1994*       1993**
----------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets++:
----------------------------------------------------------------------------------------------------------------------------
Expenses /(1)/                                               0.49%+          0.51%          0.47%         0.44%+    0.36%+
Net expenses, after
      custodian fee reduction                                0.47%+          0.48%             --            --        --
Net investment income                                        5.45%+          5.50%          5.79%         5.44%+    5.41%+

Portfolio Turnover                                             13%             33%            30%           41%       34%
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                $  109,787        $110,588       $115,004      $117,856   $94,213

++ The operating expenses of the Portfolios may reflect a reduction of the Investment Adviser fee and/or an allocation of expenses to the Investment Adviser. Had such action not been taken, the annualized ratios would have been as follows:

Expenses/(1)/                                                 0.44%+        0.41%          0.33%         0.33%+           0.38%+
Expenses after custodian fee reduction                        0.42%+        0.35%            --            --              --
Net investment income                                         5.86%+        5.79%          5.95%         5.67%+           5.39%+

+    Annualized.
*    For the eleven months ended August 31, 1994.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
***  For the seven months ended August 31, 1994.
/(1)/The expense ratios for the reporting periods ended August 31, 1996 and thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                              Missouri Portfolio
                                                ------------------------------------------------------------------------

                                                Six Months                        Year Ended,
                                                Ended           --------------------------------------------------------
                                                Feb. 28, 1997              August 31,                       Sept. 30,
                                                                -----------------------------------         ------------
                                               (Unaudited)         1996          1995         1994*         1993**
------------------------------------------------------------------------------------------------------------------------
Ratios to average
daily net assets:
------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                      0.50%+          0.49%         0.48%        0.45%+        0.40%+
Net expenses, after
     custodian fee reduction                       0.49%+          0.47%            --           --            --
Net investment income                              5.56%+          5.52%         5.76%        5.36%+        5.36%+
Portfolio Turnover                                    2%             36%           24%          28%            6%
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)         $81,494         $85,162       $93,162      $95,167       $75,273


                                                                         North Carolina Portfolio
                                                ------------------------------------------------------------------------

                                                Six Months                        Year Ended,
                                                Ended           --------------------------------------------------------
                                                Feb. 28, 1997              August 31,                       Sept. 30,
                                                                -----------------------------------         ------------
                                               (Unaudited)         1996          1995         1994*         1993**
------------------------------------------------------------------------------------------------------------------------
Ratios to average
daily net assets:
------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                      0.54%+          0.52%         0.48%        0.46%+        0.43%+
Net expenses, after
     custodian fee reduction                       0.51%+          0.48%            --           --            --
Net investment income                              5.58%+          5.51%         5.78%        5.40%+        5.43%+
Portfolio Turnover                                   18%             54%           33%          37%           21%
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)       $ 178,862        $187,044      $195,179     $199,772      $172,534

+     Annualized.

*     For the eleven months ended August 31, 1994.

** For the period from the start of business, February 1, 1993, to September 30, 1993.

/(1)/ The expense ratios for the reporting periods ended August 31, 1996 and thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before August 31, 1995 have not been adjusted to reflect this change.

                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                 Oregon Portfolio
                                                      ------------------------------------------------------------------

                                                                                            Year Ended,
                                                      Six Months       -------------------------------------------------
                                                      Ended                        August 31,                 Sept. 30,
                                                      Feb. 28, 1997    --------------------------------       ----------
                                                      (Unaudited)      1996         1995          1994*       1993**
------------------------------------------------------------------------------------------------------------------------

Ratios to average
daily net assets:
------------------------------------------------------------------------------------------------------------------------
Expenses (1)                                             0.61%+           0.50%        0.50%        0.46%+       0.43%+
Net expenses, after
      custodian fee reduction                            0.59%+           0.47%           --           --           --
Net investment income                                    5.50%+           5.37%        5.60%        5.26%+       5.30%+

Portfolio Turnover                                          7%              28%          22%          15%          32%
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)              $122,642         $129,759     $146,391     $153,119     $127,497


                                                                           South Carolina Portfolio
                                                            ---------------------------------------------------

                                                            Six Months
                                                            Ended                    Year Ended August 31,
                                                            Feb. 28, 1997     ---------------------------------
                                                            (Unaudited)       1996        1995         1994***
---------------------------------------------------------------------------------------------------------------

Ratios to average
daily net assets:
---------------------------------------------------------------------------------------------------------------
Expenses (1)                                                  0.50%+            0.53%       0.44%        0.37%+
Net expenses, after
      custodian fee reduction                                 0.48%+            0.51%          --           --
Net investment income                                         5.64%+            5.65%       5.81%        5.47%+

Portfolio Turnover                                               2%               36%         75%          23%
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                    $57,256           $58,318     $61,412      $62,265


+   Annualized.
*   For the eleven months ended August 31, 1994.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
*** For the seven months ended August 31, 1994.
(1) The expense ratios for the reporting periods ended August 31, 1996 and thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                          Tennessee Portfolio
                                                   -----------------------------------------------------------------

                                                                                        Year Ended
                                                   Six Months        -----------------------------------------------
                                                   Ended                        August 31,                Sept. 30,
                                                   Feb. 28, 1997     --------------------------------     ----------
                                                   (Unaudited)       1996         1995          1994*     1993**
--------------------------------------------------------------------------------------------------------------------

Ratios to average
daily net assets:
--------------------------------------------------------------------------------------------------------------------
Expenses /(1)/                                       0.46%+            0.45%        0.41%         0.36%+    0.08%+
Net expenses, after
      custodian fee reduction                        0.44%+            0.43%           --            --        --
Net investment income                                5.53%+            5.52%        5.81%         5.49%+    5.60%+

Portfolio Turnover                                      3%               39%          20%           10%       69%
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)           $55,435           $56,065      $58,673       $56,496   $39,266


                                                                                Virginia Portfolio
                                                     ----------------------------------------------------------------------

                                                                                            Year Ended
                                                     Six Months        ----------------------------------------------------
                                                     Ended                          August 31,                   Sept. 30,
                                                     Feb. 28, 1997     ------------------------------------      ----------
                                                     (Unaudited)       1996           1995           1994*       1993**
---------------------------------------------------------------------------------------------------------------------------

Ratios to average
daily net assets:
---------------------------------------------------------------------------------------------------------------------------
Expenses /(1)/                                          0.53%+            0.51%          0.48%          0.46%+      0.43%+
Net expenses, after
      custodian fee reduction                           0.51%+            0.48%             --             --          --
Net investment income                                   5.60%+            5.55%          5.81%          5.49%+      5.49%+

Portfolio Turnover                                         9%               30%            38%            48%         29%
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)             $171,224          $177,644       $191,748       $194,519    $174,260

+     Annualized.
*     For the eleven months ended August 31, 1994.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
/(1)/ The expense ratios for the reporting periods ended August 31, 1996 and thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of February 28, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited)



1   Significant Accounting Policies
    ---------------------------------------------------------------------------
    Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio ( Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio) , collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end investment management companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures are normally valued at the mean between the latest bid and asked price. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

    C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

    D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    F Options on Financial Futures Contracts -- Upon purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

EV Municipals Portfolios as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

    H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    I Other -- Investment transactions are accounted for on a trade date basis.

    J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expense on the statement of operations.

    K Interim Financial Information -- The interim financial statements relating to February 28, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates
    ---------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio.

    The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities).

    For the six months ended February 28, 1997, the Portfolios paid advisory fees as follows:


     Portfolio                            Amount      Effective Rate*
     ----------------------------------------------------------------
     Alabama                           $  208,824         0.42%
     Arkansas                              123,119        0.35%
     Georgia                               206,002        0.39%
     Kentucky                              265,628        0.41%
     Louisiana                              40,486        0.23%
     Maryland                              215,602        0.39%
     Missouri                              152,918        0.37%
     North Carolina                        395,003        0.43%
     Oregon                                255,298        0.41%
     South Carolina                         91,676        0.32%
     Tennessee                              85,483        0.31%
     Virginia                              373,632        0.43%

    * Advisory fees paid as a percentage of average daily net assets
    (annualized).

    To enhance the net income of the Louisiana Portfolio, BMR made a preliminary reduction of its fee in the amount of $14,936 for the six months ended February 28, 1997.

    Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

    Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six month period ended February 28, 1997, no significant amounts have been deferred.

    Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of EVM and/or BMR.

EV Municipals Portfolios as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

3   Investments
    ---------------------------------------------------------------------------
    Purchases and Sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the six months ended February 28, 1997 were as follows:

    Alabama Portfolio
    ----------------------------------------------------------------------
    Purchases                                              $   11,395,250
    Sales                                                      14,827,971

    Arkansas Portfolio
    ----------------------------------------------------------------------
    Purchases                                              $    8,157,962
    Sales                                                      16,234,531

    Georgia Portfolio
    ----------------------------------------------------------------------
    Purchases                                               $   8,028,825
    Sales                                                      19,675,801

    Kentucky Portfolio
    ----------------------------------------------------------------------
    Purchases                                              $   17,197,274
    Sales                                                      22,803,428

    Louisiana Portfolio
    ----------------------------------------------------------------------
    Purchases                                              $    4,156,026
    Sales                                                       5,705,070

    Maryland Portfolio
    ----------------------------------------------------------------------
    Purchases                                              $   13,789,340
    Sales                                                      18,085,195

    Missouri Portfolio
    ----------------------------------------------------------------------
    Purchases                                              $    1,512,765
    Sales                                                      10,227,909

    North Carolina Portfolio
    ----------------------------------------------------------------------
    Purchases                                              $   33,485,395
    Sales                                                      44,681,024

    Oregon Portfolio
    ----------------------------------------------------------------------
    Purchases                                              $    8,874,830
    Sales                                                      13,527,875

    South Carolina Portfolio
    ----------------------------------------------------------------------
    Purchases                                              $    1,052,350
    Sales                                                       3,050,765

    Tennessee Portfolio
    ----------------------------------------------------------------------
    Purchases                                              $    1,478,560
    Sales                                                       4,594,575

    Virginia Portfolio
    ----------------------------------------------------------------------
    Purchases                                              $   15,446,753
    Sales                                                      24,235,198

4   Federal Income Tax Basis of Investments
    ---------------------------------------------------------------------------
    The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at February 28, 1997, as computed on a federal income tax basis, are as follows:

    Alabama Portfolio
    ---------------------------------------------------------------------
    Aggregate Cost                                       $   100,675,836
    ---------------------------------------------------------------------
    Gross unrealized appreciation                        $     5,682,821

    Gross unrealized depreciation                               (129,583)
    ---------------------------------------------------------------------

    Net unrealized appreciation                          $     5,553,238
    ---------------------------------------------------------------------


    Arkansas Portfolio
    ---------------------------------------------------------------------
    Aggregate Cost                                       $    65,038,418
    ---------------------------------------------------------------------
    Gross unrealized appreciation                        $     2,715,870

    Gross unrealized depreciation                                (97,168)
    ---------------------------------------------------------------------

    Net unrealized appreciation                          $     2,618,702
    ---------------------------------------------------------------------


    Georgia Portfolio
    ---------------------------------------------------------------------
    Aggregate Cost                                       $    94,112,523
    ---------------------------------------------------------------------
    Gross unrealized appreciation                        $     5,642,282

    Gross unrealized depreciation                               (160,446)
    ---------------------------------------------------------------------

    Net unrealized appreciation                          $     5,481,836
    ---------------------------------------------------------------------

EV Municipals Portfolios as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

     Kentucky Portfolio
     ----------------------------------------------------------------------
     Aggregate Cost                                       $   121,126,820
     ----------------------------------------------------------------------
     Gross unrealized appreciation                        $     6,854,895

     Gross unrealized depreciation                                (63,628)
     ----------------------------------------------------------------------

     Net unrealized appreciation                          $     6,791,267
     ----------------------------------------------------------------------


     Louisiana Portfolio
     ----------------------------------------------------------------------
     Aggregate Cost                                       $    32,863,537
     ----------------------------------------------------------------------

     Gross unrealized appreciation                        $     1,466,963

     Gross unrealized depreciation                                (17,327)
     ----------------------------------------------------------------------

     Net unrealized appreciation                          $     1,449,636
     ----------------------------------------------------------------------


     Maryland Portfolio
     ----------------------------------------------------------------------
     Aggregate Cost                                       $   103,997,044
     ----------------------------------------------------------------------
     Gross unrealized appreciation                        $     3,838,537

     Gross unrealized depreciation                               (244,204)
     ----------------------------------------------------------------------

     Net unrealized appreciation                          $     3,594,333
     ----------------------------------------------------------------------


     Missouri Portfolio
     ----------------------------------------------------------------------
     Aggregate Cost                                       $    75,521,959
     ----------------------------------------------------------------------
     Gross unrealized appreciation                        $     4,546,070

     Gross unrealized depreciation                                (75,823)
     ----------------------------------------------------------------------

     Net unrealized appreciation                          $     4,470,247
     ----------------------------------------------------------------------


     North Carolina Portfolio
     ----------------------------------------------------------------------
     Aggregate Cost                                       $   164,910,428
     ----------------------------------------------------------------------
     Gross unrealized appreciation                        $    10,564,610

     Gross unrealized depreciation                                (69,714)
     ----------------------------------------------------------------------

     Net unrealized appreciation                          $    10,494,896
     ----------------------------------------------------------------------


     Oregon Portfolio
     ----------------------------------------------------------------------
     Aggregate Cost                                       $   118,050,031
     ----------------------------------------------------------------------
     Gross unrealized appreciation                        $     5,820,017

     Gross unrealized depreciation                               (116,156)
     ----------------------------------------------------------------------


     Net unrealized appreciation                          $     5,703,861
     ----------------------------------------------------------------------


     South Carolina Portfolio
     ----------------------------------------------------------------------
     Aggregate Cost                                       $    53,154,856
     ----------------------------------------------------------------------
     Gross unrealized appreciation                        $     3,428,940

     Gross unrealized depreciation                                 (1,905)
     ----------------------------------------------------------------------

     Net unrealized appreciation                          $     3,427,035
     ----------------------------------------------------------------------

     Tennessee Portfolio
     ----------------------------------------------------------------------
     Aggregate Cost                                       $    52,515,401
     ----------------------------------------------------------------------
     Gross unrealized appreciation                        $     2,295,048

     Gross unrealized depreciation                                (63,108)
     ----------------------------------------------------------------------

     Net unrealized appreciation                          $     2,231,940
     ----------------------------------------------------------------------


     Virginia Portfolio
     ----------------------------------------------------------------------
     Aggregate Cost                                       $   159,487,477
     ----------------------------------------------------------------------
     Gross unrealized appreciation                        $    10,599,313

     Gross unrealized depreciation                                (51,965)
     ----------------------------------------------------------------------

     Net unrealized appreciation                          $    10,547,348
     ----------------------------------------------------------------------

EV Municipals Portfolios as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5 Line of Credit
  ---------------------------------------------------------------------------
  The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios or Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At February 28, 1997, the Alabama Portfolio, Arkansas Portfolio, Kentucky Portfolio, Louisiana Portfolio, Oregon Portfolio, South Carolina Portfolio, Tennessee Portfolio and Virginia Portfolio had balances outstanding pursuant to this line of credit of $17,000, $122,000, $1,013,000, $68,000, 2,768,000,
  $1,581,000, $150,000, and $1,595,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended February 28, 1997.

6 Financial Instruments
  ---------------------------------------------------------------------------
  The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments does not necessarily represent the amounts potentially subject to risk.
  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.



  A summary of obligations under these financial instruments at February 28, 1997, is as follows:


                  Futures
                  Contracts                                             Net Unrealized
                  Expiration                                            Appreciation
     Portfolio    Date         Contracts                      Position  (Depreciation)
    ------------------------------------------------------------------------------------
     Alabama       3/97        81 U.S. Treasury Bonds         Short      $ (55,267)
    ------------------------------------------------------------------------------------
     Arkansas      3/97        54 U.S. Treasury Bonds         Short      $ (36,844)
    ------------------------------------------------------------------------------------
     Georgia       3/97        76 U.S. Treasury Bonds         Short      $ 168,031
    ------------------------------------------------------------------------------------
     Kentucky      3/97        75 U.S. Treasury Bonds         Short      $ 306,610
    ------------------------------------------------------------------------------------
     Louisiana     3/97        15 U.S. Treasury Bonds         Short      $   4,434
    ------------------------------------------------------------------------------------
     Maryland      3/97        84 U.S. Treasury Bonds         Short      $ (57,313)
    ------------------------------------------------------------------------------------
     Missouri      3/97        63 U.S. Treasury Bonds         Short      $ 144,643
    ------------------------------------------------------------------------------------
     North
     Carolina      3/97        90 U.S. Treasury Bonds         Short      $  44,732
    ------------------------------------------------------------------------------------
     Oregon        3/97       200 U.S. Treasury Bonds         Short      $(158,514)
    ------------------------------------------------------------------------------------
     Tennessee     3/97        42 U.S. Treasury Bonds         Short      $  96,429
    ------------------------------------------------------------------------------------
     South
     Carolina      3/97        35 U.S. Treasury Bonds         Short      $  (5,469)
    ------------------------------------------------------------------------------------

EV Traditional Municipals Funds as of February 28, 1997

INVESTMENT MANAGEMENT


EV Traditional Municipals Funds

                   Officers

                   Thomas J. Fetter
                   President

                   James B. Hawkes
                   Vice President and Trustee

                   Robert B. MacIntosh
                   Vice President

                   James L. O'Connor
                   Treasurer

                   Thomas Otis
                   Secretary


                   Independent Trustees

                   Donald R. Dwight
                   President, Dwight Partners, Inc.
                   Chairman, Newspapers of New England, Inc.

                   Samuel L. Hayes, III
                   Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
                   School of Business Administration

                   Norton H. Reamer
                   President and Director, United Asset
                   Management Corporation

                   John L. Thorndike
                   Formerly Director, Fiduciary Company Incorporated

                   Jack L. Treynor
                   Investment Adviser and Consultant



Municipals Portfolios

                   Officers

                   Thomas J. Fetter
                   President and Portfolio Manager of
                   South Carolina Municipals Portfolio

                   James B. Hawkes
                   Vice President and Trustee

                   Robert B. MacIntosh
                   Vice President and Portfolio Manager
                   of Louisiana and North Carolina Municipals Portfolios

                   Timothy T. Browse
                   Vice President and Portfolio Manager
                   of Alabama, Arkansas, Maryland, and
                   Virginia Municipals Portfolios

                   Cynthia J. Clemson
                   Vice President and Portfolio Manager
                   of Georgia, Missouri, and Tennessee Municipals Portfolios

                   Nicole Anderes
                   Vice President and Portfolio Manager
                   of Kentucky Municipals Portfolio

                   Thomas M. Metzold
                   Vice President and Portfolio Manager
                   of Oregan Municipals Portfolio


                   Independent Trustees

                   Donald R. Dwight
                   President, Dwight Partners, Inc.
                   Chairman, Newspapers of
                   New England, Inc.

                   Samuel L. Hayes, III
                   Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
                   School of Business Administration

                   Norton H. Reamer
                   President and Director, United Asset
                   Management Corporation

                   John L. Thorndike
                   Formerly Director, Fiduciary Company Incorporated

                   Jack L. Treynor
                   Investment Adviser and Consultant

                       This page intentionally left blank

Portfolio Investment Adviser
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110



Eaton Vance Municipals Trust
24 Federal Street
Boston, MA 02110


--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.